As filed with the Securities and Exchange Commission on January 16, 2018
File No. 333-176149
811-04972
-------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

------------
FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
------------

PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	14	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	644	/X/

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
------------
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
------------

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/ /	on _____ pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/	on January 16, 2018 pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment
-------------------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------------------

The Prospectus and Statement of Additional Information are incorporated in Part A of this Post-Effective Amendment No. 14, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-176149), as filed on April 20, 2017. 2016 year end financial statements, and Form 8-K filed on December 4, 2017, are incorporated in Part B of this Post-Effective Amendment No. 14, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-176149), as filed on April 20, 2017. Unaudited Financial Statements as of and for the nine months ended September 30, 2017 are included in Part B of the registration statement.

A Supplement to the Prospectus, dated January 16, 2018, is included in Part A of this Post-Effective Amendment.

This Post-Effective Amendment No. 14 does not supersede Post-Effective Amendment No. 11 filed on April 20, 2017.

PART A

Supplement Dated January 16, 2018 to your Prospectus Dated May 1, 2017
HARTFORD'S PERSONAL RETIREMENT MANAGER SELECT III
This Supplement addresses the proposed reorganization of the HIMCO VIT Portfolio Diversifier Fund ("HVIT PDF Fund"), a series of HIMCO Variable Insurance Trust (the "HIMCO Trust") whereby the HIMCO PDF Fund will "merge" into the BlackRock Managed Volatility V.I Fund. When the merger occurs, all of the assets of the HIMCO PDF Fund will automatically move to the BlackRock Managed Volatility V.I Fund and the HIMCO PDF Fund will cease to exist. The HIMCO PDF Fund is offered as an investment option under your and other certain variable annuity contracts (“Contracts”) issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (together “Hartford Life”). The HIMCO PDF Fund is referred to as the “Target Fund.”
This supplement addresses:

•	The proposed reorganization

•	The new investment option

•	Modifications to investment restrictions

•	Other changes that will apply if the proposed reorganization is approved
All capitalized terms not defined herein have the meanings ascribed to them in the Prospectus.
The Proposed Reorganization
At meetings held on September 15, 2017 and December 1, 2017, the Board of Trustees of the HIMCO Trust (the “HIMCO Board”), including the Trustees who are not “interested persons” of the HIMCO Trust, as defined in the 1940 Act, considered and unanimously approved an Agreement and Plan of Reorganization which provides for (i) the transfer and delivery of substantially all of the assets of the Target Fund to the BlackRock Managed Volatility V.I. Fund (the "Acquiring Fund") in exchange for the assumption by the Acquiring Fund of certain stated liabilities of the Target Fund and newly-issued shares of the Acquiring Fund; (ii) the distribution of such shares of the Acquiring Fund to shareholders of the Target Fund; and (iii) the termination, dissolution and complete liquidation of the Target Fund as a series of the Target Trust.  The HIMCO Board also agreed to submit to shareholders the proposal to approve the Agreement and Plan of Reorganization. As a Contract Holder, you have the right to instruct your insurance company (the legal owner of the Target Fund's outstanding shares) on how to vote the shares of the Target Fund that are attributable to your Contract.
The shareholder meeting of the Target Fund, a series of the HIMCO Trust, will be held on April 4, 2018 (the “Special Meeting”). The purpose of the Special Meeting is for shareholders of the Target Fund to vote on a proposal that would reorganize the Target Fund into the Acquiring Fund of BlackRock Variable Series Funds, Inc. as shown in the table below.

Name of Target Fund and Class of Shares	Name of Acquiring Fund and Class of Shares
HIMCO VIT Portfolio Diversifier Fund Class IB Shares	BlackRock Managed Volatility V.I. Fund Class III Shares

If approved by shareholders of the Target Fund at the Special Meeting, the Reorganization is expected to occur on or about April 23, 2018 ("Closing Date"). Pursuant to the Agreement and Plan of Reorganization, each shareholder of the Target Fund at the time of the Reorganization will receive shares of the corresponding class of shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of that shareholder’s investment in the Target Fund immediately before the Reorganization.
The Reorganization will not cause fees and charges currently being paid under your Contract to be greater after the Reorganization than before the Reorganization, and the net portfolio expense ratio of the Acquiring Fund is expected to be lower than that of the Target Fund immediately following the Reorganization. Neither your rights nor your insurance company’s obligations under your Contract will be altered as a result of the Reorganization. In addition, any transfer of your contract value from a Sub-Account investing in the Target Fund as a result of the Reorganization will not be counted against any limitation on the number of transfers that may be performed.

If the proposed reorganization is approved, the HIMCO PDF Fund would cease to exist after the Closing Date. In addition, and as discussed further below, effective on the Closing Date:

•	The BlackRock Managed Volatility V.I. Fund would replace the HIMCO PDF Fund as an investment option under the Contracts.

•	Contract Owners with Contract Values allocated to the HIMCO PDF Fund on the Closing Date would have their contract values automatically reallocated to the BlackRock Managed Volatility V.I. Fund.
The proposed reorganization would take place at relative net asset value with no change in the dollar amount of any Contract Values. Contract Owners would not bear any costs as a result of the proposed reorganization, and the proposed reorganization would not result in any tax liability for Contract Owners.
Prior to or after the Closing Date, Contract Owners may reallocate their Contract Values among the investment options available under their Contracts. However, if you own an optional living and/or death benefit rider, please be aware you may be required to comply with investment restrictions in order to maintain your rider. As discussed further below, if the proposed reorganization is approved, investment restrictions under the Contracts will be changed.
New Investment Option
If the proposed reorganization is approved, effective on the Closing Date, the BlackRock Managed Volatility V.I. Fund will replace the HIMCO PDF Fund as an investment option under the Contracts.
All references to the HIMCO PDF Fund in the prospectus are eliminated as of the Closing Date of the merger.
In “Appendix C - Fund Data,” the following information is added alphabetically under BlackRock Variable Series Funds, Inc.

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock Managed Volatility V.I. Fund - Class III
Seeks a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities
BlackRock Advisors, LLC
Modifications to Investment Restrictions
This portion of the Supplement is applicable ONLY to Contract Owners who own any of the riders listed below (the “Riders”), each of which is subject to investment restrictions:

•	Safety Plus

•	Future6

•	Daily Lock Income Benefit

•	Income Foundation Builder

•	Legacy Lock
If you elected a Rider, your Contract Value allocations are subject to certain investment restrictions. These investment restrictions, which are described in Appendix D of the Prospectus, require you to allocate all Contract Value to a Personal Protection Portfolio. Each of the Personal Protection Portfolios listed in Appendix D currently has a 50% allocation to the HIMCO PDF Fund.
The Personal Protection Portfolios, and particularly the 50% allocation of Contract Value to the HIMCO PDF Fund, are intended to reduce the overall volatility of your investment. As further described in the Prospectus, the Personal Protection Portfolios may fail to manage volatility as intended. In addition, reduced volatility may reduce investment returns that you might have received during favorable market conditions and may mitigate Hartford Life’s guarantee obligations under the Contracts. You should refer to the Prospectus for information about how managed volatility may generally impact your Contract Value and Hartford Life’s obligations.
The HIMCO PDF Fund seeks to manage volatility by providing performance results that generally are negatively correlated to the performance of the other Funds within the Personal Protection Portfolios. Pursuant to its principal investment strategies, the HIMCO PDF Fund invests its assets among equity securities, fixed-income securities, and

2

derivative instruments based on Contract Owners’ allocations to the other Funds within the Personal Protection Portfolios.
If the Agreement and Plan of Reorganization for the HIMCO PDF Fund is approved, the HIMCO PDF Fund will be reorganized into the BlackRock Managed Volatility V.I. Fund on the Closing Date. The HIMCO PDF Fund will thereafter cease to exist. Your Contract Values allocated to the HIMCO PDF Fund will be automatically reallocated to the BlackRock Managed Volatility V.I. Fund, as previously described.
This automatic reallocation will not violate your investment restrictions because Hartford Life will revise the investment restrictions such that the BlackRock Managed Volatility V.I. Fund will replace the HIMCO PDF Fund within the Personal Protection Portfolios. This means that after the Reorganization, each Personal Protection Portfolio will contain an allocation of 50% to the BlackRock Managed Volatility V.I. Fund, as reflected in the attached revised Appendix D. The revised Personal Protection Portfolios are referred to herein as the “Updated Personal Protection Portfolios.”
If you do not wish to invest in one of the Updated Personal Protection Portfolios after the Closing Date, Hartford Life will also permit you to allocate 100% of your Contract Value to the BlackRock Managed Volatility V.I. Fund as shown in the attached revised Appendix D. You must allocate 100% of your Contract Value to an Updated Personal Protection Portfolio OR 100% of your Contract Value to the BlackRock Managed Volatility V.I. Fund to comply with your Rider’s investment restrictions.
Following the Reorganization of the HIMCO PDF Fund, if 100% of your Contract Value is not allocated to either an Updated Personal Protection Portfolio or to the BlackRock Managed Volatility V.I. Fund, your Rider will be terminated. Please refer to the Prospectus for additional information about Rider termination.
The HIMCO PDF Fund and the BlackRock Managed Volatility V.I. Fund do not seek to manage volatility in the same manner. Unlike the HIMCO PDF Fund, the BlackRock Managed Volatility V.I. Fund does not seek to manage volatility based on Contract Owners’ allocations to the other Funds within the Personal Protection Portfolios. Instead, the BlackRock Managed Volatility V.I. Fund utilizes a volatility control process that is independent of Contract Owners’ allocations of Contract Value. However, like the HIMCO PDF Fund, the BlackRock Managed Volatility V.I. Fund may reduce investment returns that you might receive during favorable market conditions and may mitigate Hartford Life’s guarantee obligations under the Contracts. In addition, the BlackRock Managed Volatility V.I. Fund may fail to achieve its investment objective, which includes managing volatility.
Due to the differences between how the HIMCO PDF Fund and the BlackRock Managed Volatility V.I. Fund seek to manage volatility, Hartford Life expects the Updated Personal Protection Portfolios to be subject to greater volatility than the current Personal Protection Portfolios. If you desire your Contract Value to be subject to less volatility, a 100% allocation to the BlackRock Managed Volatility V.I. Fund may be more appropriate for you. You should consult with your financial professional about which investment options are best for you. Some factors you may consider and discuss with your financial professional when reviewing the Updated Personal Protection Portfolios and the BlackRock Managed Volatility V.I. Fund are: your investment time horizon and risk appetite, the importance of protecting your Contract Values from volatility, the impact that managed volatility may have on your investment returns during favorable market conditions, and the likelihood that you will utilize or realize your Rider benefits.
For a complete description of the investment objectives, principal investment strategies, and principal risks of the HIMCO PDF Fund, please refer to it's currently effective prospectus, which you can request free of charge by calling 1-800-862-6668, by sending an e-mail to hvitfunds@himco.com, or visiting www.hvitfunds.com/fund-literature. For a complete description of the investment objectives, principal investment strategies, and principal risks of the BlackRock Managed Volatility V.I. Fund, please refer to it's currently effective prospectus, which you can request free of charge by calling 1-800-441-7762; writing to “BlackRock Variable Series Funds, Inc.” at 100 Bellevue Parkway, Wilmington, Delaware 19809; or visiting www.blackrock.com. You may also call Hartford Life at 1-800-862-6668 or visit www.thehartford.com/annuities.
Other Changes
If the proposed Reorganization is approved, please note the following changes to the Contracts that may impact you:
DCA, Asset Rebalancing and/or InvestEase® Programs: If you are enrolled in a DCA, Asset Rebalancing and/or InvestEase® Program that includes the HIMCO PDF Fund on the Closing Date, Hartford Life will automatically update your DCA, Asset Rebalancing and/or InvestEase® Program to replace the HIMCO PDF Fund with the BlackRock Managed Volatility V.I. Fund. You may provide Hartford Life with alternative instructions at any time prior to the Closing Date.

3

Automatic Income Program: If you are enrolled in an Automatic Income Program that includes the HIMCO PDF Fund, it will continue to run without interruption. On the Closing Date, all Contract Value in the HIMCO PDF Fund will be automatically transferred to the BlackRock Managed Volatility V.I. Fund. Additionally, Hartford Life will automatically update your existing Automatic Income Program to replace the HIMCO PDF Fund with the BlackRock Managed Volatility V.I. Fund. You may provide Hartford Life with alternative instructions at any time prior to the Closing Date.
Personal Protection Portfolios: If you are invested in a Personal Protection Portfolio model on the Closing Date, the model will be automatically updated to replace the HIMCO PDF Fund with the BlackRock Managed Volatility V.I. Fund.

Hartford Life will make the above-referenced changes with respect to the HIMCO PDF Fund only if the reorganization is approved. Please note that the reorganization may or may not be approved.
If you own a Rider, any new instructions provided to Hartford Life must comply with your investment restrictions or your Rider will be terminated without value. Please refer to the Prospectus for additional information about Rider termination.
**********************************************************************************************************
The Appendix D - Optional Rider Investment Restrictions portion of your prospectus has been updated and is replaced as follows:
Appendix D - Optional Rider Investment Restrictions
(Effective April 23, 2018)

A. Investment Restrictions For

Daily Lock Income Benefit	Legacy Lock
Future6	Safety Plus

Applicable To The Following Products
Hartford's Personal Retirement Manager Select III
You must choose one of the following models. The models will be re-balanced monthly. For Future6, in the event that your Contract Value reduces below the minimum amount rule and you fail to transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days, we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.
UPDATED PERSONAL PROTECTION PORTFOLIOS
Series 8076 (formerly Hartford Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Hartford Capital Appreciation HLS Fund	20%
Hartford Dividend and Growth HLS Fund	20%
Hartford International Opportunities HLS Fund	10%
Total	100%

Series 8077 (formerly American Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Funds Growth Fund	20%
American Funds Growth-Income Fund	20%
American Funds International Fund	10%
Total	100%

4

Series 8078 (formerly Franklin Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Templeton Growth VIP Fund	20%
Franklin Mutual Shares VIP Fund	20%
Franklin Rising Dividends VIP Fund	10%
Total	100%

Series 8079 (formerly Four for Core Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Funds Growth-Income Fund	20%
Invesco V.I. Core Equity Fund	20%
Hartford International Opportunities HLS Fund	10%
Total	100%

Series 8080 (formerly Four for Flexibility Strategy)

BlackRock Managed Volatility V.I. Fund	50%
BlackRock Equity Dividend V.I. Fund	18%
BlackRock Capital Appreciation V.I. Fund	17%
PIMCO Global Dividend Portfolio	15%
Total	100%

Series 8081 (formerly Four for Growth Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Lord Abbett Fundamental Equity Portfolio	20%
American Funds Growth Fund	20%
Invesco V.I. International Growth Fund	10%
Total	100%

Series 8082 (formerly Four for Value Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Funds Blue Chip Income and Growth Fund	20%
Hartford Value HLS Fund	20%
Templeton Foreign VIP Fund	10%
Total	100%

5

Series 8083 (formerly Diversi-Five Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Fidelity VIP Contrafund Portfolio	20%
Invesco V.I. International Growth Fund	5%
MFS Value Series	20%
Templeton Foreign VIP Fund	5%
Total	100%

Series 8095 (formerly Five for Balance Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Century VP Value Fund	20%
Putnam VT Growth Opportunities Fund	20%
Invesco V.I. International Growth Fund	5%
Templeton Foreign VIP Fund	5%
Total	100%

Series 8084 (formerly Index Strategy)

BlackRock Managed Volatility V.I. Fund	50%
HIMCO VIT Index Fund	50%
Total	100%

INDIVIDUAL SUB-ACCOUNT
Effective April 23, 2018, you may choose to allocate 100% of your Sub-Account allocation to the below listed fund:

BlackRock Managed Volatility V.I. Fund

B. Investment Restrictions For
Future5	Maximum Daily Value
Maximum Anniversary Value V
Applicable To The Following Products
Hartford's Personal Retirement Manager Select III
You may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts. The models will be re-balanced quarterly. For Future5, in the event that your Contract Value reduces below the minimum amount rule and you fail to transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days, we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

6

PORTFOLIO PLANNER ASSET ALLOCATION MODELS
As of May 2, 2016, the following models are available:

Fund	2016 Series 125[1]	2016 Series 126[2]	2016 Series 213[3]	2016 Series 313[4]	2016 Series 413[5]
AB VPS Small/Mid-Cap Value Portfolio	3%	3%	3%	4%	5%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	4%	5%
Hartford Disciplined Equity HLS Fund	4%	5%	6%	7%	8%
Hartford High Yield HLS Fund	14%	17%	18%	17%	14%
Hartford International Opportunities HLS Fund	2%	3%	4%	5%	6%
Hartford Total Return Bond HLS Fund	20%	14%	10%	7%	4%
American Funds New World Fund	3%	4%	6%	7%	9%
Invesco V.I. International Growth Fund	1%	2%	3%	4%	5%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%	5%
MFS Growth Series	4%	6%	7%	8%	8%
MFS New Discovery Series	2%	3%	3%	4%	5%
MFS Total Return Bond Series	20%	15%	11%	7%	5%
Putnam VT Equity Income Fund	5%	6%	7%	8%	9%
Templeton Foreign VIP Fund	2%	2%	3%	4%	5%
Templeton Global Bond VIP Fund	16%	14%	11%	9%	7%
Total	100%	100%	100%	100%	100%
(1) Formerly Ultra Conservative.
(2) Formerly Conservative.
(3) Formerly Balanced.
(4) Formerly Moderate Growth.
(5) Formerly Growth.
INVESTMENT STRATEGIES MODELS
Series 8028 (formerly Hartford Checks and Balances)

Hartford Capital Appreciation HLS Fund	33%
Hartford Dividend and Growth HLS Fund	33%
Hartford Total Return Bond HLS Fund	34%
Total	100%

Series 8029 (formerly Franklin Founding Investment Strategy)

Franklin Income VIP Fund	34%
Franklin Mutual Shares Fund	33%
Templeton Growth VIP Fund	33%
Total	100%

7

Series 8074 (formerly American Growth Foundation Strategy)

American Funds Bond Fund	30%
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	25%
American Funds Growth-Income Fund	20%
American Funds International Fund	15%
Total	100%

Series 8075 (formerly Core Four)

American Funds International Fund	25%
Franklin Income VIP Fund	25%
Hartford Growth Opportunities HLS Fund	25%
Hartford Total Return Bond HLS Fund	25%
Total	100%

INDIVIDUAL SUB-ACCOUNTS:
AB VPS Balanced Wealth Strategy Portfolio	American Funds Bond Fund
BlackRock Global Allocation V.I. Fund	MFS Total Return Bond Series
Invesco V.I. Balanced Risk Allocation Fund	Hartford Ultrashort HLS Fund
MFS Total Return Series	Hartford Total Return Bond HLS Fund
PIMCO All Asset Portfolio	Hartford U.S. Government Securities HLS Fund
PIMCO Global Multi-Asset Managed Allocation Portfolio

This Supplement Should Be Retained With Your Prospectus For Future Reference
HV-7719

8

Part B

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED
September 30, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	4,484,957	5,092,960	1,754,447	229,539	636,948	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	1,847,243	98,736	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	15,681,805	29,980,365	88,743,001
class S2	—	—	—	—	—	—	—	—	1,052,551	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	1,847,243	98,736	4,484,957	5,092,960	1,754,447	229,539	636,948	15,681,805	31,032,916	88,743,001
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	559	5	829	2,224	219	27	185	2,765	5,680	45,494
Other assets	—	—	1	1	—	—	—	—	2	—
Total assets	1,847,802	98,741	4,485,787	5,095,185	1,754,666	229,566	637,133	15,684,570	31,038,598	88,788,495

Liabilities:
Due to Sponsor Company	559	5	829	2,224	219	27	185	2,765	5,680	45,494
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	2	—	—	—	—
Total liabilities	559	5	829	2,224	219	29	185	2,765	5,680	45,494

Net assets:
For contract liabilities	$1,847,243	$98,736	$4,484,958	$5,092,961	$1,754,447	$229,537	$636,948	$15,681,805	$31,032,918	$88,743,001

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	4,484,958	5,092,961	1,754,447	229,537	636,948	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	1,847,243	98,736	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	15,681,805	29,980,367	88,743,001
class S2	—	—	—	—	—	—	—	—	1,052,551	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,847,243	$98,736	$4,484,958	$5,092,961	$1,754,447	$229,537	$636,948	$15,681,805	$31,032,918	$88,743,001

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	395,499	319,709	86,597	14,187	28,691	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	171,200	6,504	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	2,181,058	837,207	7,791,308
class S2	—	—	—	—	—	—	—	—	29,817	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	171,200	6,504	395,499	319,709	86,597	14,187	28,691	2,181,058	867,024	7,791,308

Cost	$1,268,210	$78,616	$4,457,395	$4,237,251	$1,577,423	$175,029	$485,126	$17,232,153	$26,148,719	$93,578,908

Deferred contracts in the accumulation period:
Units owned by participants #	94,427	5,256	295,443	602,341	78,240	14,339	62,995	8,505,026	1,862,415	66,266,483
Minimum unit fair value #*	$18.502286	$18.784053	$13.007393	$7.461103	$19.651918	$12.792798	$8.759663	$1.626277	$1.316346	$1.171484
Maximum unit fair value #*	$20.643763	$18.784053	$20.365619	$16.273089	$32.789644	$14.351500	$17.565833	$24.930634	$22.726007	$10.007673
Contract liability	$1,847,243	$98,736	$4,484,958	$5,045,674	$1,754,447	$202,100	$636,948	$15,412,608	$30,601,206	$87,695,723

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	5,842	—	1,987	—	139,730	33,300	760,404
Minimum unit fair value #*	$—	$—	$—	$8.094333	$—	$13.811870	$—	$1.851704	$1.470338	$1.333940
Maximum unit fair value #*	$—	$—	$—	$8.094333	$—	$13.811870	$—	$1.960133	$19.871492	$1.412062
Contract liability	$—	$—	$—	$47,287	$—	$27,437	$—	$269,197	$431,712	$1,047,278

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	23,952,811	43,169,180
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	155,967	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	507,441	25,232,783	32,277,748	19,213,634	—	—	52,503,443	—	—	—
class S2	—	9,696,523	68,017	3,478,024	1,633,074	7,374	806,133	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	507,441	34,929,306	32,345,765	22,691,658	1,633,074	7,374	53,309,576	155,967	23,952,811	43,169,180
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	96	20,176	10,631	9,131	40	—	246,180	10	8,755	49,150
Other assets	—	9	1	1	1	—	6	—	—	—
Total assets	507,537	34,949,491	32,356,397	22,700,790	1,633,115	7,374	53,555,762	155,977	23,961,566	43,218,330

Liabilities:
Due to Sponsor Company	96	20,176	10,631	9,131	40	—	246,180	10	8,755	49,150
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	3	—	—	—	—	—	—	—	1	—
Total liabilities	99	20,176	10,631	9,131	40	—	246,180	10	8,756	49,150

Net assets:
For contract liabilities	$507,438	$34,929,315	$32,345,766	$22,691,659	$1,633,075	$7,374	$53,309,582	$155,967	$23,952,810	$43,169,180

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	23,952,810	43,169,180
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	155,967	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	507,438	25,232,789	32,277,750	19,213,636	—	—	52,503,449	—	—	—
class S2	—	9,696,526	68,016	3,478,023	1,633,075	7,374	806,133	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$507,438	$34,929,315	$32,345,766	$22,691,659	$1,633,075	$7,374	$53,309,582	$155,967	$23,952,810	$43,169,180

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	2,029,899	2,795,931
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	7,161	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	92,430	652,347	2,325,486	998,111	—	—	52,503,443	—	—	—
class S2	—	254,102	5,001	189,745	153,340	281	806,133	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	92,430	906,449	2,330,487	1,187,856	153,340	281	53,309,576	7,161	2,029,899	2,795,931

Cost	$509,703	$26,040,204	$29,456,487	$20,959,458	$1,767,767	$4,536	$53,309,576	$122,628	$23,210,770	$32,189,942

Deferred contracts in the accumulation period:
Units owned by participants #	123,352	10,023,044	12,287,361	969,475	122,565	394	5,678,988	7,343	1,881,294	2,456,949
Minimum unit fair value #*	$1.862483	$2.349519	$2.338166	$16.987925	$12.530549	$18.723583	$8.920996	$20.086970	$11.162007	$15.836966
Maximum unit fair value #*	$21.721785	$19.391885	$21.696397	$27.590241	$14.187428	$18.723583	$9.897097	$22.436682	$14.012842	$24.408063
Contract liability	$504,576	$34,824,277	$32,059,840	$22,611,821	$1,633,075	$7,374	$52,970,942	$155,967	$23,704,584	$42,870,300

Contracts in payout (annuitization) period:
Units owned by participants #	1,357	38,052	103,950	3,169	—	—	35,743	—	18,996	16,923
Minimum unit fair value #*	$2.108922	$2.675170	$2.662259	$24.672421	$—	$—	$9.336936	$—	$12.693667	$17.461143
Maximum unit fair value #*	$2.108922	$2.831822	$2.818161	$25.907452	$—	$—	$9.479879	$—	$13.263916	$18.177333
Contract liability	$2,862	$105,038	$285,926	$79,838	$—	$—	$338,640	$—	$248,226	$298,880

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.
.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,766,055
class 2	149,836,434	80,939,094	116,779,161	48,910,426	395,728,984	341,612,562	83,218,266	32,002,623	32,388,162	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	149,836,434	80,939,094	116,779,161	48,910,426	395,728,984	341,612,562	83,218,266	32,002,623	32,388,162	4,766,055
Due from Sponsor Company	—	—	—	—	—	—	2,842	—	—	—
Receivable for fund shares sold	212,054	16,818	58,528	4,397	226,900	643,256	—	3,603	6,610	876
Other assets	—	—	1	3	—	—	2	2	—	1
Total assets	150,048,488	80,955,912	116,837,690	48,914,826	395,955,884	342,255,818	83,221,110	32,006,228	32,394,772	4,766,932

Liabilities:
Due to Sponsor Company	212,054	16,818	58,528	4,397	226,900	643,256	—	3,603	6,610	876
Payable for fund shares purchased	—	—	—	—	—	—	2,842	—	—	—
Other liabilities	5	6	—	—	2	4	—	—	3	—
Total liabilities	212,059	16,824	58,528	4,397	226,902	643,260	2,842	3,603	6,613	876

Net assets:
For contract liabilities	$149,836,429	$80,939,088	$116,779,162	$48,910,429	$395,728,982	$341,612,558	$83,218,268	$32,002,625	$32,388,159	$4,766,056

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,766,056
class 2	149,836,429	80,939,088	116,779,162	48,910,429	395,728,982	341,612,558	83,218,268	32,002,625	32,388,159	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$149,836,429	$80,939,088	$116,779,162	$48,910,429	$395,728,982	$341,612,558	$83,218,268	$32,002,625	$32,388,159	$4,766,056

Shares:
class 1	—	—	—	—	—	—	—	—	—	268,359
class 2	6,494,861	5,773,117	10,792,898	1,684,243	5,409,089	7,182,770	3,998,956	1,330,117	1,377,048	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	6,494,861	5,773,117	10,792,898	1,684,243	5,409,089	7,182,770	3,998,956	1,330,117	1,377,048	268,359

Cost	$112,663,354	$65,077,546	$117,587,151	$37,332,204	$324,925,172	$281,000,464	$70,693,767	$24,936,425	$26,790,769	$3,850,469

Deferred contracts in the accumulation period:
Units owned by participants #	6,679,959	40,041,729	7,353,077	1,891,386	16,608,571	13,729,065	4,453,017	1,054,862	1,262,317	1,587,570
Minimum unit fair value #*	$19.787994	$1.774994	$11.996857	$18.337176	$16.990419	$21.908124	$13.111704	$19.013753	$18.994503	$1.969404
Maximum unit fair value #*	$27.183630	$25.821160	$18.249350	$32.630561	$32.481327	$30.941624	$22.987691	$37.743304	$31.578791	$27.902404
Contract liability	$147,453,091	$79,829,918	$115,301,243	$48,611,153	$392,183,570	$337,755,164	$82,529,260	$31,795,750	$32,211,050	$4,713,555

Contracts in payout (annuitization) period:
Units owned by participants #	99,517	533,416	90,792	11,100	134,058	146,092	33,072	6,326	6,260	23,542
Minimum unit fair value #*	$22.234987	$2.022475	$15.267495	$22.666176	$19.325404	$24.539007	$16.374772	$29.958872	$21.970390	$2.230124
Maximum unit fair value #*	$27.183630	$2.142710	$18.249350	$32.630561	$32.481327	$30.941624	$22.551357	$35.441920	$31.578791	$2.230124
Contract liability	$2,383,338	$1,109,170	$1,477,919	$299,276	$3,545,412	$3,857,394	$689,008	$206,875	$177,109	$52,501

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$789,362	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	7,737	—	—	—	—	—	—	161,105,007	307,388,865	23,247,315
class 4	—	—	—	—	—	—	—	1,241,598	34,796,551	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	2,127,785	15,344,352	12,769,142	637,237	376,672	117,988	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	797,099	2,127,785	15,344,352	12,769,142	637,237	376,672	117,988	162,346,605	342,185,416	23,247,315
Due from Sponsor Company	—	—	—	23,898	—	—	—	—	—	—
Receivable for fund shares sold	702	85	1,891	—	32	20	2	290,420	182,462	19,002
Other assets	—	—	—	—	—	1	—	—	—	2
Total assets	797,801	2,127,870	15,346,243	12,793,040	637,269	376,693	117,990	162,637,025	342,367,878	23,266,319

Liabilities:
Due to Sponsor Company	702	85	1,891	—	32	20	2	290,420	182,462	19,002
Payable for fund shares purchased	—	—	—	23,898	—	—	—	—	—	—
Other liabilities	1	1	2	1	—	—	1	—	1	—
Total liabilities	703	86	1,893	23,899	32	20	3	290,420	182,463	19,002

Net assets:
For contract liabilities	$797,098	$2,127,784	$15,344,350	$12,769,141	$637,237	$376,673	$117,987	$162,346,605	$342,185,415	$23,247,317

Contract Liabilities:
class 1	$789,361	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	7,737	—	—	—	—	—	—	161,105,005	307,388,865	23,247,317
class 4	—	—	—	—	—	—	—	1,241,600	34,796,550	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	2,127,784	15,344,350	12,769,141	637,237	376,673	117,987	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$797,098	$2,127,784	$15,344,350	$12,769,141	$637,237	$376,673	$117,987	$162,346,605	$342,185,415	$23,247,317

Shares:
class 1	29,344	—	—	—	—	—	—	—	—	—
class 2	299	—	—	—	—	—	—	6,018,117	19,332,633	1,197,081
class 4	—	—	—	—	—	—	—	46,225	2,138,694	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	30,349	423,643	355,093	44,069	27,696	10,067	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	29,643	30,349	423,643	355,093	44,069	27,696	10,067	6,064,342	21,471,327	1,197,081

Cost	$743,540	$1,688,116	$10,776,703	$10,011,496	$464,152	$327,563	$115,919	$128,019,045	$322,963,930	$20,645,177

Deferred contracts in the accumulation period:
Units owned by participants #	428,629	102,960	773,269	665,249	31,793	16,939	7,472	5,942,732	15,801,988	1,173,218
Minimum unit fair value #*	$1.505583	$18.166298	$16.692911	$17.002639	$16.795557	$18.621477	$15.722256	$20.219511	$13.745644	$17.671542
Maximum unit fair value #*	$30.828826	$31.606691	$29.025369	$28.368525	$33.242913	$30.516479	$15.917994	$30.674440	$25.486547	$23.614659
Contract liability	$797,098	$2,089,085	$15,292,262	$12,762,143	$637,237	$372,405	$117,987	$160,621,132	$337,732,745	$23,039,595

Contracts in payout (annuitization) period:
Units owned by participants #	—	2,031	2,857	371	—	219	—	61,223	190,765	10,111
Minimum unit fair value #*	$—	$19.057850	$18.022977	$18.357374	$—	$19.535367	$—	$27.190057	$14.911899	$20.077956
Maximum unit fair value #*	$—	$19.057850	$18.727146	$19.074677	$—	$19.535367	$—	$28.804011	$23.932570	$21.201676
Contract liability	$—	$38,699	$52,088	$6,998	$—	$4,268	$—	$1,725,473	$4,452,670	$207,722

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$83,539,447	$—	$15,966,065	$—	$—	$—	$—
class 2	807,930	45,308,140	8,780,558	420,416	170,987,989	—	59,430,033	100,943,612	53,731,246	9,897,127
class 4	—	1,854,534	3,445,158	19,021,248	22,241,132	1,977,938	4,599,207	10,442,363	5,188,668	1,228,651
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	807,930	47,162,674	12,225,716	102,981,111	193,229,121	17,944,003	64,029,240	111,385,975	58,919,914	11,125,778
Due from Sponsor Company	—	—	—	—	—	1,280	—	—	—	—
Receivable for fund shares sold	34	7,267	4,266	79,374	120,998	—	15,825	66,227	63,086	1,059
Other assets	—	5	—	—	—	1	1	—	—	1
Total assets	807,964	47,169,946	12,229,982	103,060,485	193,350,119	17,945,284	64,045,066	111,452,202	58,983,000	11,126,838

Liabilities:
Due to Sponsor Company	34	7,267	4,266	79,374	120,998	—	15,825	66,227	63,086	1,059
Payable for fund shares purchased	—	—	—	—	—	1,280	—	—	—	—
Other liabilities	2	—	3	—	1	—	—	6	—	—
Total liabilities	36	7,267	4,269	79,374	120,999	1,280	15,825	66,233	63,086	1,059

Net assets:
For contract liabilities	$807,928	$47,162,679	$12,225,713	$102,981,111	$193,229,120	$17,944,004	$64,029,241	$111,385,969	$58,919,914	$11,125,779

Contract Liabilities:
class 1	$—	$—	$—	$83,539,447	$—	$15,966,064	$—	$—	$—	$—
class 2	807,928	45,308,144	8,780,556	420,416	170,987,987	—	59,430,035	100,943,607	53,731,246	9,897,128
class 4	—	1,854,535	3,445,157	19,021,248	22,241,133	1,977,940	4,599,206	10,442,362	5,188,668	1,228,651
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$807,928	$47,162,679	$12,225,713	$102,981,111	$193,229,120	$17,944,004	$64,029,241	$111,385,969	$58,919,914	$11,125,779

Shares:
class 1	—	—	—	7,499,052	—	1,659,674	—	—	—	—
class 2	50,686	2,671,471	469,047	39,036	8,557,957	—	3,943,599	6,516,695	2,739,992	1,378,430
class 4	—	105,491	180,186	1,721,380	1,103,231	206,250	300,405	667,244	259,693	177,039
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	50,686	2,776,962	649,233	9,259,468	9,661,188	1,865,924	4,244,004	7,183,939	2,999,685	1,555,469

Cost	$795,031	$53,958,837	$11,758,336	$110,206,366	$165,123,407	$16,959,246	$60,073,082	$88,627,351	$58,429,714	$13,484,752

Deferred contracts in the accumulation period:
Units owned by participants #	33,096	2,619,998	680,500	5,178,838	8,543,411	848,913	4,324,677	6,213,820	2,062,810	584,080
Minimum unit fair value #*	$19.024471	$12.052488	$15.711379	$11.953815	$13.533718	$8.726303	$9.938188	$11.955970	$14.219190	$17.156354
Maximum unit fair value #*	$24.499276	$27.953702	$29.798341	$26.194905	$29.966426	$29.817666	$18.052586	$22.144816	$35.349023	$25.561696
Contract liability	$788,497	$46,823,698	$12,208,572	$101,737,455	$190,872,263	$17,890,418	$63,402,439	$110,074,801	$58,498,857	$11,103,335

Contracts in payout (annuitization) period:
Units owned by participants #	830	15,121	937	54,143	89,016	2,509	38,701	64,770	14,397	1,171
Minimum unit fair value #*	$23.406680	$13.822522	$17.109371	$13.722052	$14.682253	$9.421690	$14.658548	$18.088369	$15.425759	$17.998321
Maximum unit fair value #*	$23.406680	$25.075229	$20.334454	$24.485984	$28.011025	$27.871937	$16.874363	$20.699651	$33.193517	$20.198737
Contract liability	$19,431	$338,981	$17,141	$1,243,656	$2,356,857	$53,586	$626,802	$1,311,168	$421,057	$22,444

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	331,961	—	—	—	—	—	—	—	—	—
class 4	11,873,423	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	4,599,272	86,709,682	87,052,805	63,870,789	—	284,693	11,346,223	23,503,379	6,295,519
class IB	—	8,020,756	20,281,258	19,762,760	14,643,268	81,885	692,150	217,721	1,144,779	506,229
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	12,205,384	12,620,028	106,990,940	106,815,565	78,514,057	81,885	976,843	11,563,944	24,648,158	6,801,748
Due from Sponsor Company	21,191	—	—	—	14,499	—	—	41,526	—	41,928
Receivable for fund shares sold	—	3,549	10,848	43,615	—	3	44	—	11,933	—
Other assets	—	—	2	—	—	—	—	1	—	—
Total assets	12,226,575	12,623,577	107,001,790	106,859,180	78,528,556	81,888	976,887	11,605,471	24,660,091	6,843,676

Liabilities:
Due to Sponsor Company	—	3,549	10,848	43,615	—	3	44	—	11,933	—
Payable for fund shares purchased	21,191	—	—	—	14,499	—	—	41,526	—	41,928
Other liabilities	3	—	—	2	3	—	3	—	3	1
Total liabilities	21,194	3,549	10,848	43,617	14,502	3	47	41,526	11,936	41,929

Net assets:
For contract liabilities	$12,205,381	$12,620,028	$106,990,942	$106,815,563	$78,514,054	$81,885	$976,840	$11,563,945	$24,648,155	$6,801,747

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	331,961	—	—	—	—	—	—	—	—	—
class 4	11,873,420	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	4,599,273	86,709,684	87,052,806	63,870,786	—	284,693	11,346,224	23,503,375	6,295,518
class IB	—	8,020,755	20,281,258	19,762,757	14,643,268	81,885	692,147	217,721	1,144,780	506,229
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$12,205,381	$12,620,028	$106,990,942	$106,815,563	$78,514,054	$81,885	$976,840	$11,563,945	$24,648,155	$6,801,747

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	19,748	—	—	—	—	—	—	—	—	—
class 4	690,717	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	152,395	7,707,527	1,805,701	2,769,765	—	10,800	777,139	644,105	773,405
class IB	—	262,459	1,810,827	416,233	639,165	3,777	26,489	15,088	32,624	63,200
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	710,465	414,854	9,518,354	2,221,934	3,408,930	3,777	37,289	792,227	676,729	836,605

Cost	$12,644,153	$9,711,441	$105,747,481	$91,042,447	$68,847,400	$68,900	$802,304	$10,855,054	$19,578,239	$7,015,127

Deferred contracts in the accumulation period:
Units owned by participants #	866,794	3,851,811	16,921,535	10,505,808	7,384,763	13,753	171,371	612,670	1,237,832	407,451
Minimum unit fair value #*	$10.927511	$1.474888	$1.405911	$2.201561	$2.148765	$5.953763	$1.404724	$2.648411	$3.165313	$2.378440
Maximum unit fair value #*	$15.163041	$22.042902	$14.462344	$29.916196	$28.657474	$5.953763	$29.081703	$31.502870	$34.682263	$22.651433
Contract liability	$12,186,614	$12,474,965	$106,652,371	$106,457,870	$78,172,803	$81,885	$913,531	$11,416,237	$24,617,155	$6,791,989

Contracts in payout (annuitization) period:
Units owned by participants #	1,307	76,395	184,781	110,837	115,518	—	14,334	9,143	1,519	1,562
Minimum unit fair value #*	$13.910376	$1.670101	$1.591919	$2.492933	$2.433160	$—	$3.392491	$2.720061	$20.407348	$2.378440
Maximum unit fair value #*	$14.453803	$2.039090	$13.058152	$17.245956	$18.946283	$—	$16.001958	$20.299267	$20.407348	$18.292131
Contract liability	$18,767	$145,063	$338,571	$357,693	$341,251	$—	$63,309	$147,708	$31,000	$9,758

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	4,333,301	997,621	—	—	47,904,159	1,047,395	1,450,882	727,673	3,311,637	973,453
class IB	3,123,953	261,741	766,438	329,251	3,491,877	1,694,730	68,675	6,091,511	1,375,445	300,221
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	7,457,254	1,259,362	766,438	329,251	51,396,036	2,742,125	1,519,557	6,819,184	4,687,082	1,273,674
Due from Sponsor Company	35,605	—	—	—	293,265	—	42,566	—	58,856	—
Receivable for fund shares sold	—	62	102	20	—	194	—	818	—	52
Other assets	4	1	—	—	9	3	—	—	—	—
Total assets	7,492,863	1,259,425	766,540	329,271	51,689,310	2,742,322	1,562,123	6,820,002	4,745,938	1,273,726

Liabilities:
Due to Sponsor Company	—	62	102	20	—	194	—	818	—	52
Payable for fund shares purchased	35,605	—	—	—	293,265	—	42,566	—	58,856	—
Other liabilities	—	—	—	1	—	—	1	5	1	2
Total liabilities	35,605	62	102	21	293,265	194	42,567	823	58,857	54

Net assets:
For contract liabilities	$7,457,258	$1,259,363	$766,438	$329,250	$51,396,045	$2,742,128	$1,519,556	$6,819,179	$4,687,081	$1,273,672

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	4,333,301	997,622	—	—	47,904,166	1,047,396	1,450,881	727,669	3,311,637	973,451
class IB	3,123,957	261,741	766,438	329,250	3,491,879	1,694,732	68,675	6,091,510	1,375,444	300,221
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,457,258	$1,259,363	$766,438	$329,250	$51,396,045	$2,742,128	$1,519,556	$6,819,179	$4,687,081	$1,273,672

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	257,170	119,619	—	—	4,771,330	54,523	46,818	9,511	322,771	62,885
class IB	183,008	31,535	20,692	27,575	347,797	94,890	2,275	79,794	134,190	19,457
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	440,178	151,154	20,692	27,575	5,119,127	149,413	49,093	89,305	456,961	82,342

Cost	$5,661,186	$1,241,948	$555,789	$340,563	$51,252,443	$2,696,556	$1,312,852	$4,443,905	$4,812,616	$1,016,485

Deferred contracts in the accumulation period:
Units owned by participants #	1,115,602	64,086	81,480	26,050	46,208,838	638,154	76,560	3,055,208	575,398	108,946
Minimum unit fair value #*	$1.745894	$17.535159	$9.063404	$2.772375	$0.805994	$2.159864	$3.160268	$1.487466	$1.124077	$2.265579
Maximum unit fair value #*	$20.473826	$31.261595	$9.063404	$32.251988	$9.905525	$28.151276	$38.037991	$28.596498	$11.809850	$27.025025
Contract liability	$7,386,036	$1,259,363	$738,487	$329,250	$50,623,445	$2,721,019	$1,519,556	$6,721,502	$4,687,081	$1,271,908

Contracts in payout (annuitization) period:
Units owned by participants #	13,366	—	3,084	—	747,001	6,610	—	49,422	—	100
Minimum unit fair value #*	$1.977041	$—	$9.063404	$—	$0.912558	$2.445725	$—	$1.684417	$—	$17.710743
Maximum unit fair value #*	$12.413418	$—	$9.063404	$—	$1.067979	$17.748414	$—	$2.093231	$—	$17.710743
Contract liability	$71,222	$—	$27,951	$—	$772,600	$21,109	$—	$97,677	$—	$1,764

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Rational Dividend Capture VA Fund	Rational Insider Buying VA Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund
	Sub-Account (1)	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	26,206,673	5,151,390	48,380,435	14,726,018
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	1,524,522	—	258,721	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	1,367,462	2,941,861	9,765,891	1,640,970	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	3,409,781	3,477,623	—	—	—	—	—	—	—	—
Total investments	3,409,781	3,477,623	1,367,462	2,941,861	9,765,891	1,640,970	27,731,195	5,151,390	48,639,156	14,726,018
Due from Sponsor Company	—	—	—	—	27,266	—	38,892	—	—	—
Receivable for fund shares sold	340	448	13,310	383	—	530	—	584	4,774	1,499
Other assets	—	—	—	1	—	—	—	2	—	—
Total assets	3,410,121	3,478,071	1,380,772	2,942,245	9,793,157	1,641,500	27,770,087	5,151,976	48,643,930	14,727,517

Liabilities:
Due to Sponsor Company	340	448	13,310	383	—	530	—	584	4,774	1,499
Payable for fund shares purchased	—	—	—	—	27,266	—	38,892	—	—	—
Other liabilities	—	—	—	—	1	1	4	—	2	—
Total liabilities	340	448	13,310	383	27,267	531	38,896	584	4,776	1,499

Net assets:
For contract liabilities	$3,409,781	$3,477,623	$1,367,462	$2,941,862	$9,765,890	$1,640,969	$27,731,191	$5,151,392	$48,639,154	$14,726,018

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	26,206,672	5,151,392	48,380,434	14,726,018
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	1,524,519	—	258,720	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	1,367,462	2,941,862	9,765,890	1,640,969	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	3,409,781	3,477,623	—	—	—	—	—	—	—	—
Total contract liabilities	$3,409,781	$3,477,623	$1,367,462	$2,941,862	$9,765,890	$1,640,969	$27,731,191	$5,151,392	$48,639,154	$14,726,018

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	570,952	244,489	1,714,403	1,628,984
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	34,336	—	9,276	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	70,560	185,841	761,176	42,012	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	292,434	269,583	—	—	—	—	—	—	—	—
Total shares	292,434	269,583	70,560	185,841	761,176	42,012	605,288	244,489	1,723,679	1,628,984

Cost	$3,586,358	$4,438,315	$1,244,460	$2,695,571	$8,676,655	$1,002,921	$21,223,652	$4,074,324	$37,831,452	$12,516,051

Deferred contracts in the accumulation period:
Units owned by participants #	664,436	1,260,776	62,809	150,259	559,286	102,845	1,576,121	200,339	2,645,316	1,365,777
Minimum unit fair value #*	$1.920605	$2.013920	$18.602897	$18.649239	$15.825539	$14.902567	$11.794114	$21.518948	$16.006137	$9.553129
Maximum unit fair value #*	$21.502103	$27.114343	$22.832840	$23.945594	$20.385457	$22.215610	$31.828365	$31.957097	$24.599837	$32.472217
Contract liability	$3,405,862	$3,474,867	$1,367,462	$2,941,862	$9,749,555	$1,640,969	$27,479,838	$5,082,537	$47,984,844	$14,673,927

Contracts in payout (annuitization) period:
Units owned by participants #	1,833	1,175	—	—	920	—	12,142	2,477	33,234	4,652
Minimum unit fair value #*	$2.137887	$2.345594	$—	$—	$17.753333	$—	$13.344033	$24.568067	$17.901362	$10.685858
Maximum unit fair value #*	$2.137887	$2.345594	$—	$—	$17.753333	$—	$21.576804	$30.008540	$21.562366	$11.456808
Contract liability	$3,919	$2,756	$—	$—	$16,335	$—	$251,353	$68,855	$654,310	$52,091

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	40,729	393,030	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	229,164	—	—	700,785
class INIT	30,760,651	139,725,713	43,232,612	62,510,972	3,981,773	29,913,765	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	94,946	8,050,420	18,476,703	12,042,501	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	30,855,597	147,776,133	61,709,315	74,553,473	3,981,773	29,913,765	229,164	40,729	393,030	700,785
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	2,858	74,392	19,702	31,656	418	11,004	4	3	23	13
Other assets	1	—	3	—	—	4	—	—	—	—
Total assets	30,858,456	147,850,525	61,729,020	74,585,129	3,982,191	29,924,773	229,168	40,732	393,053	700,798

Liabilities:
Due to Sponsor Company	2,858	74,392	19,702	31,656	418	11,004	4	3	23	13
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	2	1	—	1	—	1	—
Total liabilities	2,858	74,392	19,702	31,658	419	11,004	5	3	24	13

Net assets:
For contract liabilities	$30,855,598	$147,776,133	$61,709,318	$74,553,471	$3,981,772	$29,913,769	$229,163	$40,729	$393,029	$700,785

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	40,729	393,029	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	229,163	—	—	700,785
class INIT	30,760,652	139,725,712	43,232,617	62,510,972	3,981,772	29,913,769	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	94,946	8,050,421	18,476,701	12,042,499	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$30,855,598	$147,776,133	$61,709,318	$74,553,471	$3,981,772	$29,913,769	$229,163	$40,729	$393,029	$700,785

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	2,071	24,641	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	15,516	—	—	57,773
class INIT	1,632,731	5,851,160	2,169,223	4,757,304	142,818	5,193,362	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	5,450	342,717	943,170	932,082	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	1,638,181	6,193,877	3,112,393	5,689,386	142,818	5,193,362	15,516	2,071	24,641	57,773

Cost	$25,868,843	$128,202,640	$48,421,113	$73,494,538	$3,530,757	$31,343,077	$227,565	$29,855	$286,056	$566,943

Deferred contracts in the accumulation period:
Units owned by participants #	1,288,779	7,078,883	2,318,614	5,296,977	176,860	2,534,352	17,075	2,009	17,953	36,651
Minimum unit fair value #*	$16.686326	$14.082100	$17.211250	$11.405546	$20.620942	$11.200770	$13.371303	$20.202423	$18.435269	$18.131193
Maximum unit fair value #*	$35.214311	$26.101300	$35.366581	$15.614413	$26.579326	$12.171524	$13.505545	$20.457202	$29.775337	$19.315296
Contract liability	$30,525,764	$146,010,209	$61,397,294	$74,322,490	$3,981,772	$29,608,595	$229,163	$40,729	$393,029	$700,785

Contracts in payout (annuitization) period:
Units owned by participants #	11,878	76,305	9,815	15,966	—	25,751	—	—	—	—
Minimum unit fair value #*	$19.051416	$15.796820	$19.306993	$14.033711	$—	$11.738467	$—	$—	$—	$—
Maximum unit fair value #*	$33.064687	$24.398304	$33.210153	$14.664240	$—	$11.914869	$—	$—	$—	$—
Contract liability	$329,834	$1,765,924	$312,024	$230,981	$—	$305,174	$—	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Capital Appreciation Fund/VA
	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$1,895,201	$7,214,938	$5,762,606	$7,167,761	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	45,023	268,297	1,433,576	—	—	—	—	—	—	—
class III	—	—	—	—	550,597	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	1,070,650	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	586,996
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	45,023	268,297	1,433,576	1,070,650	550,597	1,895,201	7,214,938	5,762,606	7,167,761	586,996
Due from Sponsor Company	—	—	—	30,422	—	—	—	—	—	—
Receivable for fund shares sold	6	1,042	284	—	11	317	1,387	357	460	75
Other assets	—	—	—	1	—	—	1	—	—	—
Total assets	45,029	269,339	1,433,860	1,101,073	550,608	1,895,518	7,216,326	5,762,963	7,168,221	587,071

Liabilities:
Due to Sponsor Company	6	1,042	284	—	11	317	1,387	357	460	75
Payable for fund shares purchased	—	—	—	30,422	—	—	—	—	—	—
Other liabilities	—	2	—	—	—	—	—	1	2	1
Total liabilities	6	1,044	284	30,422	11	317	1,387	358	462	76

Net assets:
For contract liabilities	$45,023	$268,295	$1,433,576	$1,070,651	$550,597	$1,895,201	$7,214,939	$5,762,605	$7,167,759	$586,995

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$1,895,201	$7,214,939	$5,762,605	$7,167,759	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	45,023	268,295	1,433,576	—	—	—	—	—	—	—
class III	—	—	—	—	550,597	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	1,070,651	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	586,995
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$45,023	$268,295	$1,433,576	$1,070,651	$550,597	$1,895,201	$7,214,939	$5,762,605	$7,167,759	$586,995

Shares:
class 1	—	—	—	—	—	122,508	301,124	763,259	291,847	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	4,146	9,332	128,919	—	—	—	—	—	—	—
class III	—	—	—	—	52,942	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	62,067	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	11,321
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	4,146	9,332	128,919	62,067	52,942	122,508	301,124	763,259	291,847	11,321

Cost	$41,982	$243,432	$1,360,538	$947,319	$470,925	$1,820,839	$4,603,400	$6,664,350	$4,520,542	$564,169

Deferred contracts in the accumulation period:
Units owned by participants #	4,013	14,241	85,175	59,295	29,121	909,909	493,654	495,260	471,127	29,462
Minimum unit fair value #*	$11.219494	$18.181750	$15.287718	$16.131665	$17.661633	$1.528690	$13.911635	$11.045348	$14.672594	$15.306209
Maximum unit fair value #*	$11.219494	$19.299440	$28.494754	$27.588682	$20.366573	$20.109304	$14.929387	$11.609131	$15.386639	$17.170951
Contract liability	$45,023	$268,295	$1,433,576	$1,070,651	$550,597	$1,886,970	$7,161,493	$5,641,698	$7,096,334	$491,099

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	4,755	3,580	10,415	4,642	5,803
Minimum unit fair value #*	$—	$—	$—	$—	$—	$1.731058	$14.929387	$11.609131	$15.386639	$16.525383
Maximum unit fair value #*	$—	$—	$—	$—	$—	$1.731058	$14.929387	$11.609131	$15.386639	$16.525383
Contract liability	$—	$—	$—	$—	$—	$8,231	$53,446	$120,907	$71,425	$95,896

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio
	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	11,785,654	725,125	1,890,410	37,500	333,973	302,788	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	5,234,872	925,547	4,286,654	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	33,442,435
Total investments	5,234,872	925,547	4,286,654	11,785,654	725,125	1,890,410	37,500	333,973	302,788	33,442,435
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,800	119	1,848	5,572	112	638	5	50	808	6,907
Other assets	1	—	1	—	1	—	—	—	—	—
Total assets	5,236,673	925,666	4,288,503	11,791,226	725,238	1,891,048	37,505	334,023	303,596	33,449,342

Liabilities:
Due to Sponsor Company	1,800	119	1,848	5,572	112	638	5	50	808	6,907
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	—	—	—	—	—	3
Total liabilities	1,800	120	1,848	5,572	112	638	5	50	808	6,910

Net assets:
For contract liabilities	$5,234,873	$925,546	$4,286,655	$11,785,654	$725,126	$1,890,410	$37,500	$333,973	$302,788	$33,442,432

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	11,785,654	725,126	1,890,410	37,500	333,973	302,788	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	5,234,873	925,546	4,286,655	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	33,442,432
Total contract liabilities	$5,234,873	$925,546	$4,286,655	$11,785,654	$725,126	$1,890,410	$37,500	$333,973	$302,788	$33,442,432

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	1,944,827	41,247	201,967	3,319	22,612	19,237	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	119,736	29,580	171,535	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	3,068,113
Total shares	119,736	29,580	171,535	1,944,827	41,247	201,967	3,319	22,612	19,237	3,068,113

Cost	$3,482,366	$792,465	$3,168,965	$12,805,066	$645,401	$1,552,356	$30,796	$250,804	$295,787	$33,811,866

Deferred contracts in the accumulation period:
Units owned by participants #	296,111	46,914	189,976	841,940	43,597	146,814	3,433	30,414	14,673	2,325,532
Minimum unit fair value #*	$15.913293	$17.716424	$20.325403	$12.657307	$15.536148	$12.746809	$9.328438	$9.930025	$18.070046	$12.071477
Maximum unit fair value #*	$26.492924	$27.677869	$33.196484	$18.999264	$23.292779	$12.909125	$16.606870	$17.198445	$30.003728	$21.289826
Contract liability	$5,234,873	$910,901	$4,286,655	$11,785,654	$725,126	$1,890,410	$33,842	$333,973	$302,788	$32,971,686

Contracts in payout (annuitization) period:
Units owned by participants #	—	738	—	—	—	—	367	—	—	32,509
Minimum unit fair value #*	$—	$19.127484	$—	$—	$—	$—	$9.976235	$—	$—	$14.480462
Maximum unit fair value #*	$—	$19.874530	$—	$—	$—	$—	$9.976235	$—	$—	$14.480462
Contract liability	$—	$14,645	$—	$—	$—	$—	$3,658	$—	$—	$470,746

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	143,117	409,431	8,417	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	143,106	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	31,730	160,407	18,958	9,920
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	4,778,651	3,483,094	—	—	—	—	—	—	—	—
Total investments	4,778,651	3,483,094	143,106	143,117	409,431	8,417	31,730	160,407	18,958	9,920
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	692	684	7	8	23	1	5	24	3	1
Other assets	—	—	—	—	—	—	—	1	—	—
Total assets	4,779,343	3,483,778	143,113	143,125	409,454	8,418	31,735	160,432	18,961	9,921

Liabilities:
Due to Sponsor Company	692	684	7	8	23	1	5	24	3	1
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	3	—	—	—
Total liabilities	692	684	7	8	23	1	8	24	3	1

Net assets:
For contract liabilities	$4,778,651	$3,483,094	$143,106	$143,117	$409,431	$8,417	$31,727	$160,408	$18,958	$9,920

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	143,117	409,431	8,417	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	143,106	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	31,727	160,408	18,958	9,920
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	4,778,651	3,483,094	—	—	—	—	—	—	—	—
Total contract liabilities	$4,778,651	$3,483,094	$143,106	$143,117	$409,431	$8,417	$31,727	$160,408	$18,958	$9,920

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	13,166	45,141	668	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	5,704	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	1,116	2,887	644	1,330
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	157,815	308,511	—	—	—	—	—	—	—	—
Total shares	157,815	308,511	5,704	13,166	45,141	668	1,116	2,887	644	1,330

Cost	$3,012,168	$3,580,303	$106,205	$143,818	$457,298	$8,197	$12,888	$66,744	$12,307	$7,180

Deferred contracts in the accumulation period:
Units owned by participants #	176,090	124,145	5,061	11,338	29,657	786	11,125	58,529	9,870	7,148
Minimum unit fair value #*	$23.904240	$24.760925	$22.117664	$12.000776	$13.092672	$10.710219	$2.442177	$1.867547	$1.773996	$1.387721
Maximum unit fair value #*	$41.103731	$43.771667	$28.888944	$12.785174	$14.162056	$10.710219	$25.734610	$15.234809	$1.981401	$1.387721
Contract liability	$4,732,009	$3,442,558	$143,106	$143,117	$409,431	$8,417	$31,727	$137,324	$18,958	$9,920

Contracts in payout (annuitization) period:
Units owned by participants #	1,752	1,470	—	—	—	—	—	1,515	—	—
Minimum unit fair value #*	$26.630292	$27.584502	$—	$—	$—	$—	$—	$15.234809	$—	$—
Maximum unit fair value #*	$26.630292	$27.584502	$—	$—	$—	$—	$—	$15.234809	$—	$—
Contract liability	$46,642	$40,536	$—	$—	$—	$—	$—	$23,084	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$906,381	$831,501
class 2	—	—	—	—	—	—	—	27,291	9,626	68,979
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	23,767	35,578	677,399	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	17,077,847	2,339,583	—	—	—
class S2	—	—	—	1,291,628	222,025	437,416	467,377	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	23,767	35,578	677,399	1,291,628	222,025	17,515,263	2,806,960	27,291	916,007	900,480
Due from Sponsor Company	2	21	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	—	61	1,162	40	21,908	2,428	4	208	127
Other assets	—	—	—	2	—	1	1	1	—	—
Total assets	23,769	35,599	677,460	1,292,792	222,065	17,537,172	2,809,389	27,296	916,215	900,607

Liabilities:
Due to Sponsor Company	—	—	61	1,162	40	21,908	2,428	4	208	127
Payable for fund shares purchased	2	21	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	—	—	—	—	—
Total liabilities	2	21	61	1,162	40	21,908	2,428	4	208	127

Net assets:
For contract liabilities	$23,767	$35,578	$677,399	$1,291,630	$222,025	$17,515,264	$2,806,961	$27,292	$916,007	$900,480

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$906,381	$831,501
class 2	—	—	—	—	—	—	—	27,292	9,626	68,979
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	23,767	35,578	677,399	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	17,077,848	2,339,583	—	—	—
class S2	—	—	—	1,291,630	222,025	437,416	467,378	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$23,767	$35,578	$677,399	$1,291,630	$222,025	$17,515,264	$2,806,961	$27,292	$916,007	$900,480

Shares:
class 1	—	—	—	—	—	—	—	—	178,071	82,818
class 2	—	—	—	—	—	—	—	1,383	1,876	7,032
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	1,244	4,651	31,773	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	279,827	434,060	—	—	—
class S2	—	—	—	59,659	11,618	7,419	88,018	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	1,244	4,651	31,773	59,659	11,618	287,246	522,078	1,383	179,947	89,850

Cost	$18,793	$39,133	$605,805	$1,120,958	$187,403	$13,173,294	$2,752,734	$19,270	$876,123	$750,916

Deferred contracts in the accumulation period:
Units owned by participants #	1,388	13,829	260,811	65,151	8,479	915,593	175,345	5,113	529,196	42,688
Minimum unit fair value #*	$17.123955	$2.572767	$2.409970	$17.284600	$25.174848	$17.047163	$15.071319	$2.284627	$1.209194	$2.797147
Maximum unit fair value #*	$17.123955	$2.572767	$2.475133	$29.489798	$28.301356	$20.198363	$16.436501	$22.770477	$17.207874	$23.005967
Contract liability	$23,767	$35,578	$644,556	$1,291,630	$222,025	$17,221,978	$2,797,124	$27,292	$897,126	$900,480

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	13,269	—	—	15,137	610	—	12,559	—
Minimum unit fair value #*	$—	$—	$2.475133	$—	$—	$19.106169	$16.118399	$—	$1.308715	$—
Maximum unit fair value #*	$—	$—	$2.475133	$—	$—	$19.548587	$16.118399	$—	$2.234769	$—
Contract liability	$—	$—	$32,843	$—	$—	$293,286	$9,837	$—	$18,881	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$6,532,428	$—	$—	$—	$—	$—	$—	$—	$—
class 2	8,739	120,134	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	4,551,177	33,202,972	9,452,840	5,554,289	21,572,982	2,125,403	8,120,054	3,200,894
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	8,739	6,652,562	4,551,177	33,202,972	9,452,840	5,554,289	21,572,982	2,125,403	8,120,054	3,200,894
Due from Sponsor Company	—	—	—	—	—	—	—	37,462	—	30,207
Receivable for fund shares sold	1	2,274	123	35,671	453	305	14,554	—	628	—
Other assets	—	—	1	—	—	2	—	—	—	1
Total assets	8,740	6,654,836	4,551,301	33,238,643	9,453,293	5,554,596	21,587,536	2,162,865	8,120,682	3,231,102

Liabilities:
Due to Sponsor Company	1	2,274	123	35,671	453	305	14,554	—	628	—
Payable for fund shares purchased	—	—	—	—	—	—	—	37,462	—	30,207
Other liabilities	—	—	—	1	—	—	—	—	2	—
Total liabilities	1	2,274	123	35,672	453	305	14,554	37,462	630	30,207

Net assets:
For contract liabilities	$8,739	$6,652,562	$4,551,178	$33,202,971	$9,452,840	$5,554,291	$21,572,982	$2,125,403	$8,120,052	$3,200,895

Contract Liabilities:
class 1	$—	$6,532,427	$—	$—	$—	$—	$—	$—	$—	$—
class 2	8,739	120,135	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	4,551,178	33,202,971	9,452,840	5,554,291	21,572,982	2,125,403	8,120,052	3,200,895
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$8,739	$6,652,562	$4,551,178	$33,202,971	$9,452,840	$5,554,291	$21,572,982	$2,125,403	$8,120,052	$3,200,895

Shares:
class 1	—	257,893	—	—	—	—	—	—	—	—
class 2	292	4,724	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	105,400	4,702,971	1,148,583	656,535	2,304,806	234,592	1,228,450	454,672
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	292	262,617	105,400	4,702,971	1,148,583	656,535	2,304,806	234,592	1,228,450	454,672

Cost	$6,505	$5,193,024	$4,086,289	$37,241,349	$9,735,231	$6,431,082	$22,040,548	$2,136,848	$7,994,051	$3,157,939

Deferred contracts in the accumulation period:
Units owned by participants #	278	335,154	178,406	4,756,879	550,364	297,556	1,915,914	191,608	528,634	182,605
Minimum unit fair value #*	$31.400567	$18.541957	$9.286842	$6.628771	$15.135149	$16.283522	$10.247737	$10.397132	$13.611293	$15.673269
Maximum unit fair value #*	$31.400567	$21.200693	$30.369766	$7.205355	$23.719496	$28.454690	$13.039951	$12.100776	$24.590458	$26.775395
Contract liability	$8,739	$6,652,562	$4,551,178	$33,202,971	$9,430,694	$5,480,922	$21,537,405	$2,114,844	$8,076,575	$3,199,238

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	1,357	4,179	3,174	933	2,944	98
Minimum unit fair value #*	$—	$—	$—	$—	$16.319164	$17.557375	$11.049317	$11.316437	$14.676141	$16.899448
Maximum unit fair value #*	$—	$—	$—	$—	$16.319164	$17.557375	$11.473315	$11.316437	$15.239450	$16.899448
Contract liability	$—	$—	$—	$—	$22,146	$73,369	$35,577	$10,559	$43,477	$1,657

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (continued)
September 30, 2017

	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$7,558,521	$—
class 2	—	—	—	—	—	—	—	—	—	5,495,427
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	7,011,555	45,729,141	25,936,740	28,288,555	4,401,124	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	4,840,149	6,692,162	9,753,765	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—
Total investments	7,011,555	45,729,141	25,936,740	28,288,555	4,401,124	4,840,149	6,692,162	9,753,765	7,558,521	5,495,427
Due from Sponsor Company	—	—	—	—	17,074	—	—	—	—	—
Receivable for fund shares sold	3,742	34,492	7,234	13,304	—	407	457	1,988	1,141	1,031
Other assets	1	—	1	1	1	—	1	1	1	—
Total assets	7,015,298	45,763,633	25,943,975	28,301,860	4,418,199	4,840,556	6,692,620	9,755,754	7,559,663	5,496,458

Liabilities:
Due to Sponsor Company	3,742	34,492	7,234	13,304	—	407	457	1,988	1,141	1,031
Payable for fund shares purchased	—	—	—	—	17,074	—	—	—	—	—
Other liabilities	—	2	—	—	—	—	—	—	—	1
Total liabilities	3,742	34,494	7,234	13,304	17,074	407	457	1,988	1,141	1,032

Net assets:
For contract liabilities	$7,011,556	$45,729,139	$25,936,741	$28,288,556	$4,401,125	$4,840,149	$6,692,163	$9,753,766	$7,558,522	$5,495,426

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$7,558,522	$—
class 2	—	—	—	—	—	—	—	—	—	5,495,426
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	7,011,556	45,729,139	25,936,741	28,288,556	4,401,125	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	4,840,149	6,692,163	9,753,766	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$7,011,556	$45,729,139	$25,936,741	$28,288,556	$4,401,125	$4,840,149	$6,692,163	$9,753,766	$7,558,522	$5,495,426

Shares:
class 1	—	—	—	—	—	—	—	—	470,643	—
class 2	—	—	—	—	—	—	—	—	—	367,096
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	1,204,735	7,035,252	3,699,963	3,766,785	675,019	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	203,967	386,607	603,201	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
class Y	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	1,204,735	7,035,252	3,699,963	3,766,785	675,019	203,967	386,607	603,201	470,643	367,096

Cost	$8,096,135	$53,471,942	$30,999,722	$28,182,514	$3,877,952	$4,735,391	$6,699,524	$9,206,148	$5,840,876	$4,739,578

Deferred contracts in the accumulation period:
Units owned by participants #	514,267	2,367,094	1,384,916	2,315,586	358,210	368,650	534,307	867,896	585,683	461,492
Minimum unit fair value #*	$11.922133	$16.900183	$16.425967	$10.828802	$10.692684	$12.572463	$12.120258	$10.859012	$12.601082	$11.631101
Maximum unit fair value #*	$25.531284	$30.938371	$28.354955	$19.698943	$19.239415	$13.032531	$12.580529	$11.437771	$12.815162	$11.828829
Contract liability	$6,999,751	$45,653,500	$25,744,311	$28,246,922	$4,387,424	$4,738,989	$6,629,460	$9,682,790	$7,456,697	$5,418,624

Contracts in payout (annuitization) period:
Units owned by participants #	918	4,131	10,865	3,498	1,188	7,788	4,998	6,328	7,946	6,493
Minimum unit fair value #*	$12.855019	$18.308361	$17.710977	$11.676131	$11.529282	$12.911682	$12.463869	$11.181805	$12.815162	$11.828829
Maximum unit fair value #*	$12.855019	$18.308361	$17.710977	$12.124324	$11.529282	$13.032531	$12.580529	$11.286499	$12.815162	$11.828829
Contract liability	$11,805	$75,639	$192,430	$41,634	$13,701	$101,160	$62,703	$70,976	$101,825	$76,802

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (concluded)
September 30, 2017

Variable Portfolio - Loomis Sayles Growth Fund
Sub-Account

Assets:
Investments, at market value
class 1	$5,454,674
class 2	—
class 4	—
class ADV	—
class B	—
class I	—
class IA	—
class IB	—
class II	—
class III	—
class INIT	—
class S1	—
class S2	—
class SRV	—
class SRV2	—
class VC	—
class Y	—
class - N/A	—
Total investments	5,454,674
Due from Sponsor Company	—
Receivable for fund shares sold	992
Other assets	—
Total assets	5,455,666

Liabilities:
Due to Sponsor Company	992
Payable for fund shares purchased	—
Other liabilities	—
Total liabilities	992

Net assets:
For contract liabilities	$5,454,674

Contract Liabilities:
class 1	$5,454,674
class 2	—
class 4	—
class ADV	—
class B	—
class I	—
class IA	—
class IB	—
class II	—
class III	—
class INIT	—
class S1	—
class S2	—
class SRV	—
class SRV2	—
class VC	—
class Y	—
class - N/A	—
Total contract liabilities	$5,454,674

Shares:
class 1	198,496
class 2	—
class 4	—
class ADV	—
class B	—
class I	—
class IA	—
class IB	—
class II	—
class III	—
class INIT	—
class S1	—
class S2	—
class SRV	—
class SRV2	—
class VC	—
class Y	—
class - N/A	—
Total shares	198,496

Cost	$4,144,072

Deferred contracts in the accumulation period:
Units owned by participants #	412,271
Minimum unit fair value #*	$12.940490
Maximum unit fair value #*	$13.150242
Contract liability	$5,385,456

Contracts in payout (annuitization) period:
Units owned by participants #	5,264
Minimum unit fair value #*	$13.150242
Maximum unit fair value #*	$13.150242
Contract liability	$69,218

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Catalyst Dividend Capture VA Fund. Change effective May 1, 2017.
(2) Formerly Catalyst Insider Buying VA Fund. Change effective May 1, 2017.
(3) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(4) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(5) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(6) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(7) Merged with Oppenheimer Equity Income Fund/VA. Change effective April 28, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED
For the Periods Ended September 30, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$23,186	$582	$81,835	$12,903	$4,349	$2,565	$5,444	$60,809	$314,899	$1,864,445

Expenses:
Administrative charges	—	—	—	—	—	—	—	(16,531)	(38,330)	(98,038)
Mortality and expense risk charges	(9,762)	(441)	(46,360)	(59,114)	(22,094)	(2,517)	(8,212)	(203,622)	(395,651)	(1,140,708)
Total expenses	(9,762)	(441)	(46,360)	(59,114)	(22,094)	(2,517)	(8,212)	(220,153)	(433,981)	(1,238,746)
Net investment income (loss)	13,424	141	35,475	(46,211)	(17,745)	48	(2,768)	(159,344)	(119,082)	625,699

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	95,821	2,014	(4,850)	81,598	45,226	5,329	21,931	(533,082)	870,554	(619,181)
Net realized gain distributions	—	3,883	37,244	—	88,531	—	—	—	1,590,052	—
Change in unrealized appreciation (depreciation) during the period	(41,460)	10,348	386,742	881,422	(28,546)	6,869	135,307	2,176,304	350,356	399,547
Net gain (loss) on investments	54,361	16,245	419,136	963,020	105,211	12,198	157,238	1,643,222	2,810,962	(219,634)
Net increase (decrease) in net assets resulting from operations	$67,785	$16,386	$454,611	$916,809	$87,466	$12,246	$154,470	$1,483,878	$2,691,880	$406,065

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$20,340	$472,466	$169,060	$—	$63,124	$110	$205,058	$1,904	$—	$120,505

Expenses:
Administrative charges	(287)	(27,002)	(33,130)	(33)	—	—	—	—	—	—
Mortality and expense risk charges	(8,525)	(395,875)	(427,418)	(302,527)	(20,064)	(92)	(702,920)	(737)	(324,654)	(547,094)
Total expenses	(8,812)	(422,877)	(460,548)	(302,560)	(20,064)	(92)	(702,920)	(737)	(324,654)	(547,094)
Net investment income (loss)	11,528	49,589	(291,488)	(302,560)	43,060	18	(497,862)	1,167	(324,654)	(426,589)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(500)	1,559,411	355,219	299,345	(9,311)	258	—	1,829	55,379	1,502,211
Net realized gain distributions	—	—	655,204	1,009,976	90,549	253	—	2,834	148,029	740,246
Change in unrealized appreciation (depreciation) during the period	10,102	4,128,994	2,142,021	782,574	(60,950)	(254)	—	2,786	1,345,097	5,719,116
Net gain (loss) on investments	9,602	5,688,405	3,152,444	2,091,895	20,288	257	—	7,449	1,548,505	7,961,573
Net increase (decrease) in net assets resulting from operations	$21,130	$5,737,994	$2,860,956	$1,789,335	$63,348	$275	$(497,862)	$8,616	$1,223,851	$7,534,984

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$414,689	$267,847	$629,094	$39,075	$479,661	$818,365	$249,974	$39,081	$125,271	$—

Expenses:
Administrative charges	(177,998)	(85,816)	(142,932)	(54,507)	(456,549)	(401,685)	(95,288)	(34,587)	(36,912)	—
Mortality and expense risk charges	(1,869,373)	(1,061,088)	(1,371,477)	(565,234)	(4,846,313)	(4,189,995)	(970,885)	(380,627)	(398,051)	(73,237)
Total expenses	(2,047,371)	(1,146,904)	(1,514,409)	(619,741)	(5,302,862)	(4,591,680)	(1,066,173)	(415,214)	(434,963)	(73,237)
Net investment income (loss)	(1,632,682)	(879,057)	(885,315)	(580,666)	(4,823,201)	(3,773,315)	(816,199)	(376,133)	(309,692)	(73,237)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,163,059	2,707,536	(184,266)	1,607,331	11,315,065	8,257,996	1,427,404	801,127	535,754	87,175
Net realized gain distributions	6,848,852	3,068,592	1,735,432	1,422,007	37,815,821	21,968,865	949,902	—	—	251,474
Change in unrealized appreciation (depreciation) during the period	5,619,171	1,185,797	1,895,545	7,496,159	24,624,044	19,024,832	15,962,600	5,460,830	5,108,594	581,424
Net gain (loss) on investments	17,631,082	6,961,925	3,446,711	10,525,497	73,754,930	49,251,693	18,339,906	6,261,957	5,644,348	920,073
Net increase (decrease) in net assets resulting from operations	$15,998,400	$6,082,868	$2,561,396	$9,944,831	$68,931,729	$45,478,378	$17,523,707	$5,885,824	$5,334,656	$846,836

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,690	$1,615	$27,545	$16,135	$1,306	$956	$—	$2,498,163	$14,354,467	$144,581

Expenses:
Administrative charges	(914)	—	—	—	—	—	—	(170,326)	(356,118)	(25,556)
Mortality and expense risk charges	(8,501)	(21,988)	(177,821)	(153,280)	(8,385)	(5,361)	(512)	(1,968,178)	(4,231,683)	(297,446)
Total expenses	(9,415)	(21,988)	(177,821)	(153,280)	(8,385)	(5,361)	(512)	(2,138,504)	(4,587,801)	(323,002)
Net investment income (loss)	(7,725)	(20,373)	(150,276)	(137,145)	(7,079)	(4,405)	(512)	359,659	9,766,666	(178,421)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	5,711	35,763	764,257	493,435	8,674	2,626	(18)	4,797,875	2,564,495	517,680
Net realized gain distributions	21,776	113,743	595,259	529,005	117,208	16,474	—	5,951,251	—	1,847,725
Change in unrealized appreciation (depreciation) during the period	130,984	331,632	952,405	614,586	(50,655)	36,738	7,480	7,235,966	9,657,037	1,954,567
Net gain (loss) on investments	158,471	481,138	2,311,921	1,637,026	75,227	55,838	7,462	17,985,092	12,221,532	4,319,972
Net increase (decrease) in net assets resulting from operations	$150,746	$460,765	$2,161,645	$1,499,881	$68,148	$51,433	$6,950	$18,344,751	$21,988,198	$4,141,551

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$25,751	$—	$61,781	$3,126,068	$4,346,824	$196,365	$1,627,893	$1,782,347	$1,041,672	$—

Expenses:
Administrative charges	(937)	(51,464)	—	(100,340)	(214,199)	(16,855)	(71,652)	(120,410)	(56,933)	(11,823)
Mortality and expense risk charges	(8,589)	(600,904)	(172,293)	(1,295,187)	(2,379,638)	(216,714)	(777,759)	(1,341,711)	(766,406)	(139,967)
Total expenses	(9,526)	(652,368)	(172,293)	(1,395,527)	(2,593,837)	(233,569)	(849,411)	(1,462,121)	(823,339)	(151,790)
Net investment income (loss)	16,225	(652,368)	(110,512)	1,730,541	1,752,987	(37,204)	778,482	320,226	218,333	(151,790)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(110)	(1,050,099)	194,010	(1,037,885)	5,609,836	(119,817)	332,707	2,844,613	474,246	(521,578)
Net realized gain distributions	—	4,647,823	880,982	—	7,931,195	—	—	—	3,339,428	25,348
Change in unrealized appreciation (depreciation) during the period	27,309	3,182,323	(603,288)	2,406,424	(5,371,558)	4,387,653	6,368,665	10,902,918	(394,634)	2,666,095
Net gain (loss) on investments	27,199	6,780,047	471,704	1,368,539	8,169,473	4,267,836	6,701,372	13,747,531	3,419,040	2,169,865
Net increase (decrease) in net assets resulting from operations	$43,424	$6,127,679	$361,192	$3,099,080	$9,922,460	$4,230,632	$7,479,854	$14,067,757	$3,637,373	$2,018,075

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$60,129	$3,148,188	$163,135	$993	$—	$3,283	$118	$—	$410,050

Expenses:
Administrative charges	—	(8,228)	(21,899)	(18,229)	(13,033)	(89)	(424)	(235)	(60)	(86)
Mortality and expense risk charges	(146,088)	(173,022)	(1,284,275)	(1,268,064)	(926,141)	(743)	(11,356)	(130,557)	(284,232)	(78,996)
Total expenses	(146,088)	(181,250)	(1,306,174)	(1,286,293)	(939,174)	(832)	(11,780)	(130,792)	(284,292)	(79,082)
Net investment income (loss)	(146,088)	(121,121)	1,842,014	(1,123,158)	(938,181)	(832)	(8,497)	(130,674)	(284,292)	330,968

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(113,224)	438,455	320,984	2,311,023	2,123,739	6,978	32,557	182,149	740,991	(11,013)
Net realized gain distributions	38,962	—	—	1,370,222	4,969,072	12,015	44,703	1,123,104	307,906	—
Change in unrealized appreciation (depreciation) during the period	545,993	765,562	1,394,977	12,684,083	1,664,975	(1,187)	132,543	122,666	4,242,214	67,949
Net gain (loss) on investments	471,731	1,204,017	1,715,961	16,365,328	8,757,786	17,806	209,803	1,427,919	5,291,111	56,936
Net increase (decrease) in net assets resulting from operations	$325,643	$1,082,896	$3,557,975	$15,242,170	$7,819,605	$16,974	$201,306	$1,297,245	$5,006,819	$387,904

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$94,963	$9,989	$—	$999	$404,328	$—	$555	$3,731	$98,462	$1,813

Expenses:
Administrative charges	(1,689)	—	(825)	—	(56,922)	(1,843)	(71)	(6,645)	(198)	—
Mortality and expense risk charges	(81,731)	(20,898)	(6,872)	(5,877)	(661,530)	(37,359)	(16,089)	(93,061)	(47,721)	(14,171)
Total expenses	(83,420)	(20,898)	(7,697)	(5,877)	(718,452)	(39,202)	(16,160)	(99,706)	(47,919)	(14,171)
Net investment income (loss)	11,543	(10,909)	(7,697)	(4,878)	(314,124)	(39,202)	(15,605)	(95,975)	50,543	(12,358)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	210,446	(7,537)	12,294	(5,086)	63,128	(37,313)	24,299	236,477	(8,205)	70,557
Net realized gain distributions	—	39,159	25,191	21,738	—	—	—	—	—	85,645
Change in unrealized appreciation (depreciation) during the period	1,030,850	72,715	69,422	9,766	(39,695)	500,955	169,563	594,862	(8,197)	(45,535)
Net gain (loss) on investments	1,241,296	104,337	106,907	26,418	23,433	463,642	193,862	831,339	(16,402)	110,667
Net increase (decrease) in net assets resulting from operations	$1,252,839	$93,428	$99,210	$21,540	$(290,691)	$424,440	$178,257	$735,364	$34,141	$98,309

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Rational Dividend Capture VA Fund	Rational Insider Buying VA Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund
	Sub-Account (1)	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$117,190	$20,000	$—	$20	$—	$—	$26,708	$42,399	$349,511	$17,627

Expenses:
Administrative charges	(3,166)	(1,971)	—	—	—	—	(31,454)	(5,755)	(58,421)	(16,316)
Mortality and expense risk charges	(34,249)	(41,793)	(7,515)	(36,131)	(111,303)	(20,469)	(341,155)	(64,522)	(609,513)	(191,655)
Total expenses	(37,415)	(43,764)	(7,515)	(36,131)	(111,303)	(20,469)	(372,609)	(70,277)	(667,934)	(207,971)
Net investment income (loss)	79,775	(23,764)	(7,515)	(36,111)	(111,303)	(20,469)	(345,901)	(27,878)	(318,423)	(190,344)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	2,635	(136,767)	14,187	35,264	87,501	97,322	1,885,921	248,366	2,011,781	387,844
Net realized gain distributions	—	447,077	11,564	32,726	—	11,244	1,066,950	191,200	1,888,711	844,157
Change in unrealized appreciation (depreciation) during the period	(207,769)	23,837	67,072	251,423	598,171	4,842	2,940,232	389,267	2,977,510	1,485,683
Net gain (loss) on investments	(205,134)	334,147	92,823	319,413	685,672	113,408	5,893,103	828,833	6,878,002	2,717,684
Net increase (decrease) in net assets resulting from operations	$(125,359)	$310,383	$85,308	$283,302	$574,369	$92,939	$5,547,202	$800,955	$6,559,579	$2,527,340

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account

Investment income:
Dividends	$—	$3,454,217	$1,145,532	$2,459,307	$53,668	$1,920,543	$936	$—	$22	$5,471

Expenses:
Administrative charges	(35,798)	(173,681)	(44,077)	(78,958)	(4,885)	—	—	(13)	(441)	—
Mortality and expense risk charges	(374,258)	(1,847,180)	(733,501)	(822,159)	(49,775)	(410,785)	(1,101)	(659)	(6,476)	(3,565)
Total expenses	(410,056)	(2,020,861)	(777,578)	(901,117)	(54,660)	(410,785)	(1,101)	(672)	(6,917)	(3,565)
Net investment income (loss)	(410,056)	1,433,356	367,954	1,558,190	(992)	1,509,758	(165)	(672)	(6,895)	1,906

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	533,050	3,442,169	2,780,755	366,781	138,905	(110,304)	(81)	356	25,787	16,160
Net realized gain distributions	569,214	4,040,505	2,429,519	—	263,595	—	—	—	4,235	4,568
Change in unrealized appreciation (depreciation) during the period	4,099,538	1,653,971	660,366	15,048	142,128	110,411	21,149	7,155	55,122	43,638
Net gain (loss) on investments	5,201,802	9,136,645	5,870,640	381,829	544,628	107	21,068	7,511	85,144	64,366
Net increase (decrease) in net assets resulting from operations	$4,791,746	$10,570,001	$6,238,594	$1,940,019	$543,636	$1,509,865	$20,903	$6,839	$78,249	$66,272

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund
	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$1,295	$—	$—	$6,195	$—	$—	$30,532	$—	$362,104	$—

Expenses:
Administrative charges	—	—	—	—	(214)	—	—	—	(2,098)	(1,582)
Mortality and expense risk charges	(565)	(3,994)	(17,029)	(11,413)	(1,307)	(2,897)	(28,670)	(119,295)	(90,800)	(111,880)
Total expenses	(565)	(3,994)	(17,029)	(11,413)	(1,521)	(2,897)	(28,670)	(119,295)	(92,898)	(113,462)
Net investment income (loss)	730	(3,994)	(17,029)	(5,218)	(1,521)	(2,897)	1,862	(119,295)	269,206	(113,462)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	59	6,754	(8,157)	27,258	(2,809)	10,082	(1,410)	373,739	(120,211)	273,178
Net realized gain distributions	—	23,552	—	12,254	—	9,568	1,748	—	—	—
Change in unrealized appreciation (depreciation) during the period	855	49,085	383,584	(6,539)	36,544	97,738	157,874	220,346	127,010	834,281
Net gain (loss) on investments	914	79,391	375,427	32,973	33,735	117,388	158,212	594,085	6,799	1,107,459
Net increase (decrease) in net assets resulting from operations	$1,644	$75,397	$358,398	$27,755	$32,214	$114,491	$160,074	$474,790	$276,005	$993,997

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$52	$36,940	$15,638	$27,893	$6,016	$679,630	$10,262	$2,097	$599	$6,816

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(6,747)	(60,323)	(13,902)	(50,838)	(1,395)	(138,749)	(9,979)	(10,022)	(557)	(4,342)
Total expenses	(6,747)	(60,323)	(13,902)	(50,838)	(1,395)	(138,749)	(9,979)	(10,022)	(557)	(4,342)
Net investment income (loss)	(6,695)	(23,383)	1,736	(22,945)	4,621	540,881	283	(7,925)	42	2,474

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(4,966)	175,717	88,730	207,942	32,490	(180,262)	5,268	47,874	2,967	6,119
Net realized gain distributions	51,556	—	25,649	232,621	—	—	24,347	27,032	—	—
Change in unrealized appreciation (depreciation) during the period	54,184	961,011	24,179	13,091	(30,257)	173,761	31,246	323,980	6,061	50,478
Net gain (loss) on investments	100,774	1,136,728	138,558	453,654	2,233	(6,501)	60,861	398,886	9,028	56,597
Net increase (decrease) in net assets resulting from operations	$94,079	$1,113,345	$140,294	$430,709	$6,854	$534,380	$61,144	$390,961	$9,070	$59,071

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,577	$883,718	$42,032	$—	$29,145	$2,387	$3,537	$13,765	$122	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	(45)
Mortality and expense risk charges	(4,520)	(401,167)	(56,620)	(34,307)	(44,275)	(644)	(723)	(2,158)	(88)	(499)
Total expenses	(4,520)	(401,167)	(56,620)	(34,307)	(44,275)	(644)	(723)	(2,158)	(88)	(544)
Net investment income (loss)	(1,943)	482,551	(14,588)	(34,307)	(15,130)	1,743	2,814	11,607	34	(544)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(5,759)	(54,434)	306,736	298,411	(24,910)	956	(160)	(18,892)	(40)	12,768
Net realized gain distributions	14,624	—	47,239	—	162,538	4,227	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	1,610	261,090	244,962	(23,534)	136,087	7,728	10,034	70,850	738	(4,379)
Net gain (loss) on investments	10,475	206,656	598,937	274,877	273,715	12,911	9,874	51,958	698	8,389
Net increase (decrease) in net assets resulting from operations	$8,532	$689,207	$584,349	$240,570	$258,585	$14,654	$12,688	$63,565	$732	$7,845

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$29	$—	$364	$16,973	$4,254	$13,373	$—

Expenses:
Administrative charges	(168)	—	—	—	(39)	(766)	(279)	(199)	—	—
Mortality and expense risk charges	(1,839)	(338)	(139)	(236)	(326)	(6,420)	(15,264)	(3,324)	(241,158)	(40,294)
Total expenses	(2,007)	(338)	(139)	(236)	(365)	(7,186)	(15,543)	(3,523)	(241,158)	(40,294)
Net investment income (loss)	(2,007)	(338)	(139)	(207)	(365)	(6,822)	1,430	731	(227,785)	(40,294)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,777	9,761	719	73	(209)	3,648	50,999	17,640	844,948	21,943
Net realized gain distributions	—	—	—	—	—	1,350	54,617	9,320	1,338,649	180,021
Change in unrealized appreciation (depreciation) during the period	31,842	(6,931)	2,518	2,568	2,846	57,385	(6,697)	(11,709)	1,271,270	260,986
Net gain (loss) on investments	35,619	2,830	3,237	2,641	2,637	62,383	98,919	15,251	3,454,867	462,950
Net increase (decrease) in net assets resulting from operations	$33,612	$2,492	$3,098	$2,434	$2,272	$55,561	$100,349	$15,982	$3,227,082	$422,656

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$173	$27,850	$—	$—	$61,534	$80,503	$347,226	$127,606	$141,170	$344,360

Expenses:
Administrative charges	—	—	—	—	—	(6,694)	—	(6,471)	(4,530)	(24,726)
Mortality and expense risk charges	(364)	(11,134)	(11,419)	(82)	(78,917)	(18,397)	(182,204)	(132,511)	(65,080)	(225,832)
Total expenses	(364)	(11,134)	(11,419)	(82)	(78,917)	(25,091)	(182,204)	(138,982)	(69,610)	(250,558)
Net investment income (loss)	(191)	16,716	(11,419)	(82)	(17,383)	55,412	165,022	(11,376)	71,560	93,802

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	127	(4,260)	21,601	31	280,906	95,142	(383,718)	(11,153)	(54,570)	(64,896)
Net realized gain distributions	1,133	—	26,197	435	542,134	256,549	—	648,663	820,018	39,502
Change in unrealized appreciation (depreciation) during the period	663	132,165	122,774	1,106	(54,024)	156,635	(936,406)	459,172	(421,943)	390,064
Net gain (loss) on investments	1,923	127,905	170,572	1,572	769,016	508,326	(1,320,124)	1,096,682	343,505	364,670
Net increase (decrease) in net assets resulting from operations	$1,732	$144,621	$159,153	$1,490	$751,633	$563,738	$(1,155,102)	$1,085,306	$415,065	$458,472

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Operations - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$5,936	$116,943	$24,548	$11,430	$204,264	$429,546	$288,774	$17,583	$45,240	$42,590

Expenses:
Administrative charges	(2,034)	(5,805)	(2,048)	(5,928)	(44,817)	(24,298)	(29,127)	(2,867)	—	—
Mortality and expense risk charges	(22,161)	(94,424)	(33,953)	(78,247)	(478,059)	(257,723)	(282,086)	(51,437)	(66,809)	(94,063)
Total expenses	(24,195)	(100,229)	(36,001)	(84,175)	(522,876)	(282,021)	(311,213)	(54,304)	(66,809)	(94,063)
Net investment income (loss)	(18,259)	16,714	(11,453)	(72,745)	(318,612)	147,525	(22,439)	(36,721)	(21,569)	(51,473)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(9,485)	(1,999)	14,233	(56,322)	(894,420)	(298,019)	18,747	22,779	13,048	(9,742)
Net realized gain distributions	—	589,102	323,491	1,485,180	8,015,860	4,925,797	2,689,682	—	278,726	339,583
Change in unrealized appreciation (depreciation) during the period	128,800	820,389	268,183	(200,191)	1,360,096	(1,441,431)	3,311,540	825,698	442,090	830,951
Net gain (loss) on investments	119,315	1,407,492	605,907	1,228,667	8,481,536	3,186,347	6,019,969	848,477	733,864	1,160,792
Net increase (decrease) in net assets resulting from operations	$101,056	$1,424,206	$594,454	$1,155,922	$8,162,924	$3,333,872	$5,997,530	$811,756	$712,295	$1,109,319

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Assets and Liabilities - UNAUDITED (concluded)
For the Periods Ended September 30, 2017

	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund	Variable Portfolio - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$178,800	$—	$100,237	$—

Expenses:
Administrative charges	—	—	—	—
Mortality and expense risk charges	(129,988)	(116,017)	(86,192)	(83,473)
Total expenses	(129,988)	(116,017)	(86,192)	(83,473)
Net investment income (loss)	48,812	(116,017)	14,045	(83,473)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(21,169)	118,323	42,176	95,239
Net realized gain distributions	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	1,761,430	1,357,030	900,908	1,065,908
Net gain (loss) on investments	1,740,261	1,475,353	943,084	1,161,147
Net increase (decrease) in net assets resulting from operations	$1,789,073	$1,359,336	$957,129	$1,077,674

The accompanying notes are an integral part of these financial statements.

(1) Formerly Catalyst Dividend Capture VA Fund. Change effective May 1, 2017.
(2) Formerly Catalyst Insider Buying VA Fund. Change effective May 1, 2017.
(3) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(4) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(5) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(6) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(7) Liquidated as of September 29, 2017.
(8) Merged with Oppenheimer Equity Income Fund/VA. Change effective April 28, 2017.
(9) Merged with Oppenheimer Main Street Fund®/VA. Change effective April 28, 2017.
(10) Liquidated as of May 19, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED
For the Periods Ended September 30, 2017

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$13,424	$141	$35,475	$(46,211)	$(17,745)	$48	$(2,768)	$(159,344)	$(119,082)	$625,699
Net realized gain (loss) on security transactions	95,821	2,014	(4,850)	81,598	45,226	5,329	21,931	(533,082)	870,554	(619,181)
Net realized gain distributions	—	3,883	37,244	—	88,531	—	—	—	1,590,052	—
Change in unrealized appreciation (depreciation) during the period	(41,460)	10,348	386,742	881,422	(28,546)	6,869	135,307	2,176,304	350,356	399,547
Net increase (decrease) in net assets resulting from operations	67,785	16,386	454,611	916,809	87,466	12,246	154,470	1,483,878	2,691,880	406,065

Unit transactions:
Purchases	2,717	1,950	43,080	18,534	7,512	—	—	46,365	188,035	277,940
Net transfers	(17,030)	403	102,733	(176,291)	(170,623)	3,939	28,725	(343,465)	134,907	4,322,899
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(137,867)	(1,732)	(348,896)	(339,076)	(233,149)	(15,838)	(84,446)	(1,487,988)	(3,236,289)	(9,723,141)
Other transactions	1	—	—	19	—	(1)	—	663	416	1,471
Death benefits	(1,986)	—	(124,385)	(136,597)	(2,627)	—	(3,678)	(300,338)	(624,940)	(1,846,981)
Net annuity transactions	—	—	—	(34,436)	—	(11,837)	—	36,108	(23,519)	125,314
Net increase (decrease) in net assets resulting from unit transactions	(154,165)	621	(327,468)	(667,847)	(398,887)	(23,737)	(59,399)	(2,048,655)	(3,561,390)	(6,842,498)
Net increase (decrease) in net assets	(86,380)	17,007	127,143	248,962	(311,421)	(11,491)	95,071	(564,777)	(869,510)	(6,436,433)

Net assets:
Beginning of period	1,933,623	81,729	4,357,815	4,843,999	2,065,868	241,028	541,877	16,246,582	31,902,428	95,179,434
End of period	$1,847,243	$98,736	$4,484,958	$5,092,961	$1,754,447	$229,537	$636,948	$15,681,805	$31,032,918	$88,743,001

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	American Funds Global Bond Fund	American Funds Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$11,528	$49,589	$(291,488)	$(302,560)	$43,060	$18	$(497,862)	$1,167	$(324,654)	$(426,589)
Net realized gain (loss) on security transactions	(500)	1,559,411	355,219	299,345	(9,311)	258	—	1,829	55,379	1,502,211
Net realized gain distributions	—	—	655,204	1,009,976	90,549	253	—	2,834	148,029	740,246
Change in unrealized appreciation (depreciation) during the period	10,102	4,128,994	2,142,021	782,574	(60,950)	(254)	—	2,786	1,345,097	5,719,116
Net increase (decrease) in net assets resulting from operations	21,130	5,737,994	2,860,956	1,789,335	63,348	275	(497,862)	8,616	1,223,851	7,534,984

Unit transactions:
Purchases	—	281,790	195,027	129,190	91,840	—	584,740	422	31,361	177,345
Net transfers	457	(803,271)	(639,677)	(164,449)	(17,305)	—	19,337,325	10,851	869,827	(240,433)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(55,709)	(3,956,188)	(2,717,554)	(2,173,717)	(310,097)	(541)	(20,182,159)	(4,457)	(2,377,583)	(4,248,396)
Other transactions	—	437	337	279	1	1	2,069	—	90	791
Death benefits	(38,431)	(586,870)	(264,971)	(272,733)	(41,994)	—	(2,123,902)	(301)	(341,650)	(683,973)
Net annuity transactions	(346)	47,199	50,396	29,090	—	—	(6,714)	—	(14,195)	76,223
Net increase (decrease) in net assets resulting from unit transactions	(94,029)	(5,016,903)	(3,376,442)	(2,452,340)	(277,555)	(540)	(2,388,641)	6,515	(1,832,150)	(4,918,443)
Net increase (decrease) in net assets	(72,899)	721,091	(515,486)	(663,005)	(214,207)	(265)	(2,886,503)	15,131	(608,299)	2,616,541

Net assets:
Beginning of period	580,337	34,208,224	32,861,252	23,354,664	1,847,282	7,639	56,196,085	140,836	24,561,109	40,552,639
End of period	$507,438	$34,929,315	$32,345,766	$22,691,659	$1,633,075	$7,374	$53,309,582	$155,967	$23,952,810	$43,169,180

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	American Funds Asset Allocation Fund	American Funds Blue Chip Income and Growth Fund	American Funds Bond Fund	American Funds Global Growth Fund	American Funds Growth Fund	American Funds Growth-Income Fund	American Funds International Fund	American Funds New World Fund	American Funds Global Small Capitalization Fund	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,632,682)	$(879,057)	$(885,315)	$(580,666)	$(4,823,201)	$(3,773,315)	$(816,199)	$(376,133)	$(309,692)	$(73,237)
Net realized gain (loss) on security transactions	5,163,059	2,707,536	(184,266)	1,607,331	11,315,065	8,257,996	1,427,404	801,127	535,754	87,175
Net realized gain distributions	6,848,852	3,068,592	1,735,432	1,422,007	37,815,821	21,968,865	949,902	—	—	251,474
Change in unrealized appreciation (depreciation) during the period	5,619,171	1,185,797	1,895,545	7,496,159	24,624,044	19,024,832	15,962,600	5,460,830	5,108,594	581,424
Net increase (decrease) in net assets resulting from operations	15,998,400	6,082,868	2,561,396	9,944,831	68,931,729	45,478,378	17,523,707	5,885,824	5,334,656	846,836

Unit transactions:
Purchases	350,117	200,374	340,934	87,447	1,709,721	1,282,588	196,477	136,215	71,508	365
Net transfers	850,820	(797,042)	4,464,226	(3,315)	(7,537,656)	(4,736,380)	(1,121,372)	1,005,529	(79,720)	(150,274)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(14,456,612)	(7,522,934)	(12,139,017)	(4,376,682)	(37,077,748)	(32,362,993)	(7,669,077)	(3,090,885)	(3,723,363)	(205,718)
Other transactions	1,668	493	13,147	292	5,406	4,149	548	92	622	124
Death benefits	(1,689,046)	(1,026,001)	(2,178,040)	(627,305)	(6,062,426)	(5,351,106)	(990,300)	(358,025)	(346,178)	(56,232)
Net annuity transactions	198,724	(140,735)	175,199	(59,356)	(191,368)	168,782	(66,327)	(31,250)	(16,274)	(3,502)
Net increase (decrease) in net assets resulting from unit transactions	(14,744,329)	(9,285,845)	(9,323,551)	(4,978,919)	(49,154,071)	(40,994,960)	(9,650,051)	(2,338,324)	(4,093,405)	(415,237)
Net increase (decrease) in net assets	1,254,071	(3,202,977)	(6,762,155)	4,965,912	19,777,658	4,483,418	7,873,656	3,547,500	1,241,251	431,599

Net assets:
Beginning of period	148,582,358	84,142,065	123,541,317	43,944,517	375,951,324	337,129,140	75,344,612	28,455,125	31,146,908	4,334,457
End of period	$149,836,429	$80,939,088	$116,779,162	$48,910,429	$395,728,982	$341,612,558	$83,218,268	$32,002,625	$32,388,159	$4,766,056

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(7,725)	$(20,373)	$(150,276)	$(137,145)	$(7,079)	$(4,405)	$(512)	$359,659	$9,766,666	$(178,421)
Net realized gain (loss) on security transactions	5,711	35,763	764,257	493,435	8,674	2,626	(18)	4,797,875	2,564,495	517,680
Net realized gain distributions	21,776	113,743	595,259	529,005	117,208	16,474	—	5,951,251	—	1,847,725
Change in unrealized appreciation (depreciation) during the period	130,984	331,632	952,405	614,586	(50,655)	36,738	7,480	7,235,966	9,657,037	1,954,567
Net increase (decrease) in net assets resulting from operations	150,746	460,765	2,161,645	1,499,881	68,148	51,433	6,950	18,344,751	21,988,198	4,141,551

Unit transactions:
Purchases	—	138	94,040	37,181	11,150	—	—	677,293	1,605,177	62,610
Net transfers	51,743	(31,239)	(496,099)	(171,179)	(499)	15,109	2,364	(3,286,488)	(2,622,195)	321,766
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(60,045)	(20,431)	(1,621,856)	(1,625,872)	(23,445)	(25,787)	(1,137)	(14,471,507)	(34,558,395)	(2,330,361)
Other transactions	70	146	128	157	—	—	—	1,447	9,774	333
Death benefits	—	(1,088)	(301,459)	(268,924)	—	—	—	(2,061,924)	(6,197,049)	(393,704)
Net annuity transactions	(4,192)	(30,954)	(37,808)	(1,087)	—	(1,385)	—	(205,896)	(583,032)	10,754
Net increase (decrease) in net assets resulting from unit transactions	(12,424)	(83,428)	(2,363,054)	(2,029,724)	(12,794)	(12,063)	1,227	(19,347,075)	(42,345,720)	(2,328,602)
Net increase (decrease) in net assets	138,322	377,337	(201,409)	(529,843)	55,354	39,370	8,177	(1,002,324)	(20,357,522)	1,812,949

Net assets:
Beginning of period	658,776	1,750,447	15,545,759	13,298,984	581,883	337,303	109,810	163,348,929	362,542,937	21,434,368
End of period	$797,098	$2,127,784	$15,344,350	$12,769,141	$637,237	$376,673	$117,987	$162,346,605	$342,185,415	$23,247,317

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$16,225	$(652,368)	$(110,512)	$1,730,541	$1,752,987	$(37,204)	$778,482	$320,226	$218,333	$(151,790)
Net realized gain (loss) on security transactions	(110)	(1,050,099)	194,010	(1,037,885)	5,609,836	(119,817)	332,707	2,844,613	474,246	(521,578)
Net realized gain distributions	—	4,647,823	880,982	—	7,931,195	—	—	—	3,339,428	25,348
Change in unrealized appreciation (depreciation) during the period	27,309	3,182,323	(603,288)	2,406,424	(5,371,558)	4,387,653	6,368,665	10,902,918	(394,634)	2,666,095
Net increase (decrease) in net assets resulting from operations	43,424	6,127,679	361,192	3,099,080	9,922,460	4,230,632	7,479,854	14,067,757	3,637,373	2,018,075

Unit transactions:
Purchases	13	183,753	31,037	263,658	486,406	135,436	238,186	269,342	141,288	51,430
Net transfers	(64,368)	181,112	(1,080,153)	2,661,112	(1,986,431)	607,272	(1,329,376)	(1,570,123)	(639,251)	(148,826)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(22,671)	(4,652,161)	(1,764,489)	(9,928,528)	(18,974,498)	(1,808,400)	(6,323,619)	(10,682,712)	(5,315,203)	(789,753)
Other transactions	—	576	3	1,961	6,798	1,293	1,113	5,007	5,649	728
Death benefits	(1,171)	(489,488)	(61,036)	(1,442,611)	(3,803,131)	(128,027)	(1,015,261)	(1,805,508)	(696,000)	(80,889)
Net annuity transactions	(2,598)	38,990	(4,813)	(166,759)	161,220	(7,858)	41,486	172,009	(32,288)	(4,950)
Net increase (decrease) in net assets resulting from unit transactions	(90,795)	(4,737,218)	(2,879,451)	(8,611,167)	(24,109,636)	(1,200,284)	(8,387,471)	(13,611,985)	(6,535,805)	(972,260)
Net increase (decrease) in net assets	(47,371)	1,390,461	(2,518,259)	(5,512,087)	(14,187,176)	3,030,348	(907,617)	455,772	(2,898,432)	1,045,815

Net assets:
Beginning of period	855,299	45,772,218	14,743,972	108,493,198	207,416,296	14,913,656	64,936,858	110,930,197	61,818,346	10,079,964
End of period	$807,928	$47,162,679	$12,225,713	$102,981,111	$193,229,120	$17,944,004	$64,029,241	$111,385,969	$58,919,914	$11,125,779

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(146,088)	$(121,121)	$1,842,014	$(1,123,158)	$(938,181)	$(832)	$(8,497)	$(130,674)	$(284,292)	$330,968
Net realized gain (loss) on security transactions	(113,224)	438,455	320,984	2,311,023	2,123,739	6,978	32,557	182,149	740,991	(11,013)
Net realized gain distributions	38,962	—	—	1,370,222	4,969,072	12,015	44,703	1,123,104	307,906	—
Change in unrealized appreciation (depreciation) during the period	545,993	765,562	1,394,977	12,684,083	1,664,975	(1,187)	132,543	122,666	4,242,214	67,949
Net increase (decrease) in net assets resulting from operations	325,643	1,082,896	3,557,975	15,242,170	7,819,605	16,974	201,306	1,297,245	5,006,819	387,904

Unit transactions:
Purchases	53,279	110,335	203,014	280,587	209,826	—	78	92,599	207,614	110,170
Net transfers	360,110	164,384	6,428,598	(4,130,910)	(2,849,435)	232	(38,909)	(177,310)	(842,602)	264,045
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,614,136)	(1,113,992)	(12,668,085)	(12,044,651)	(9,485,668)	(32,624)	(66,389)	(905,059)	(2,689,512)	(1,008,875)
Other transactions	24	6	849	(43)	497	—	(1)	384	10	4
Death benefits	(254,625)	(420,252)	(1,949,868)	(2,099,725)	(1,694,524)	(233)	(10,279)	(151,399)	(370,870)	(201,488)
Net annuity transactions	(3,007)	(18,303)	(48,149)	38,123	(55,997)	—	(12,841)	(72,650)	(4,278)	(3,766)
Net increase (decrease) in net assets resulting from unit transactions	(1,458,355)	(1,277,822)	(8,033,641)	(17,956,619)	(13,875,301)	(32,625)	(128,341)	(1,213,435)	(3,699,638)	(839,910)
Net increase (decrease) in net assets	(1,132,712)	(194,926)	(4,475,666)	(2,714,449)	(6,055,696)	(15,651)	72,965	83,810	1,307,181	(452,006)

Net assets:
Beginning of period	13,338,093	12,814,954	111,466,608	109,530,012	84,569,750	97,536	903,875	11,480,135	23,340,974	7,253,753
End of period	$12,205,381	$12,620,028	$106,990,942	$106,815,563	$78,514,054	$81,885	$976,840	$11,563,945	$24,648,155	$6,801,747

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$11,543	$(10,909)	$(7,697)	$(4,878)	$(314,124)	$(39,202)	$(15,605)	$(95,975)	$50,543	$(12,358)
Net realized gain (loss) on security transactions	210,446	(7,537)	12,294	(5,086)	63,128	(37,313)	24,299	236,477	(8,205)	70,557
Net realized gain distributions	—	39,159	25,191	21,738	—	—	—	—	—	85,645
Change in unrealized appreciation (depreciation) during the period	1,030,850	72,715	69,422	9,766	(39,695)	500,955	169,563	594,862	(8,197)	(45,535)
Net increase (decrease) in net assets resulting from operations	1,252,839	93,428	99,210	21,540	(290,691)	424,440	178,257	735,364	34,141	98,309

Unit transactions:
Purchases	112,920	650	—	—	99,045	—	10,590	1,772	21,669	28,973
Net transfers	(29,731)	(15,813)	995	(91,815)	2,718,022	(139,775)	227,013	(46,380)	257,504	(123,824)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(490,862)	(483,969)	(37,715)	(11,307)	(7,848,972)	(156,247)	(43,807)	(411,468)	(303,956)	(110,956)
Other transactions	41	—	(1)	—	(51)	13	182	366	170	—
Death benefits	(71,697)	(10,386)	—	(6,043)	(917,732)	(108,314)	(13,540)	(82,057)	(30,688)	—
Net annuity transactions	(39,275)	—	(4,549)	—	(88,131)	(3,965)	—	(12,863)	—	(916)
Net increase (decrease) in net assets resulting from unit transactions	(518,604)	(509,518)	(41,270)	(109,165)	(6,037,819)	(408,288)	180,438	(550,630)	(55,301)	(206,723)
Net increase (decrease) in net assets	734,235	(416,090)	57,940	(87,625)	(6,328,510)	16,152	358,695	184,734	(21,160)	(108,414)

Net assets:
Beginning of period	6,723,023	1,675,453	708,498	416,875	57,724,555	2,725,976	1,160,861	6,634,445	4,708,241	1,382,086
End of period	$7,457,258	$1,259,363	$766,438	$329,250	$51,396,045	$2,742,128	$1,519,556	$6,819,179	$4,687,081	$1,273,672

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Rational Dividend Capture VA Fund	Rational Insider Buying VA Fund	Lord Abbett Fundamental Equity Fund	Lord Abbett Calibrated Dividend Growth Fund	Lord Abbett Bond Debenture Fund	Lord Abbett Growth and Income Fund	MFS® Growth Fund	MFS® Global Equity Fund	MFS® Investors Trust Fund	MFS® Mid Cap Growth Fund
	Sub-Account (1)	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$79,775	$(23,764)	$(7,515)	$(36,111)	$(111,303)	$(20,469)	$(345,901)	$(27,878)	$(318,423)	$(190,344)
Net realized gain (loss) on security transactions	2,635	(136,767)	14,187	35,264	87,501	97,322	1,885,921	248,366	2,011,781	387,844
Net realized gain distributions	—	447,077	11,564	32,726	—	11,244	1,066,950	191,200	1,888,711	844,157
Change in unrealized appreciation (depreciation) during the period	(207,769)	23,837	67,072	251,423	598,171	4,842	2,940,232	389,267	2,977,510	1,485,683
Net increase (decrease) in net assets resulting from operations	(125,359)	310,383	85,308	283,302	574,369	92,939	5,547,202	800,955	6,559,579	2,527,340

Unit transactions:
Purchases	3,958	11,342	1,125	34,690	29,083	—	18,704	2,505	150,023	20,516
Net transfers	25,254	(106,104)	(14,094)	(225,418)	683,300	(10,695)	(1,890,047)	191,980	(1,788,654)	8,648
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(487,664)	(476,516)	(136,938)	(425,707)	(675,526)	(179,944)	(2,577,821)	(562,925)	(4,962,513)	(1,710,110)
Other transactions	2	2	4	1	53	57	3	2	1,313	47
Death benefits	162	(4,555)	—	(8,459)	(159,772)	(16,084)	(258,282)	(77,438)	(686,809)	(286,293)
Net annuity transactions	1,541	682	—	—	(1,371)	—	94,519	24,731	122,608	(3,867)
Net increase (decrease) in net assets resulting from unit transactions	(456,747)	(575,149)	(149,903)	(624,893)	(124,233)	(206,666)	(4,612,924)	(421,145)	(7,164,032)	(1,971,059)
Net increase (decrease) in net assets	(582,106)	(264,766)	(64,595)	(341,591)	450,136	(113,727)	934,278	379,810	(604,453)	556,281

Net assets:
Beginning of period	3,991,887	3,742,389	1,432,057	3,283,453	9,315,754	1,754,696	26,796,913	4,771,582	49,243,607	14,169,737
End of period	$3,409,781	$3,477,623	$1,367,462	$2,941,862	$9,765,890	$1,640,969	$27,731,191	$5,151,392	$48,639,154	$14,726,018

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	MFS® New Discovery Fund	MFS® Total Return Fund	MFS® Value Fund	MFS® Total Return Bond Series	MFS® Research Fund	MFS® High Yield Portfolio	BlackRock Global Allocation V.I. Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account

Operations:
Net investment income (loss)	$(410,056)	$1,433,356	$367,954	$1,558,190	$(992)	$1,509,758	$(165)	$(672)	$(6,895)	$1,906
Net realized gain (loss) on security transactions	533,050	3,442,169	2,780,755	366,781	138,905	(110,304)	(81)	356	25,787	16,160
Net realized gain distributions	569,214	4,040,505	2,429,519	—	263,595	—	—	—	4,235	4,568
Change in unrealized appreciation (depreciation) during the period	4,099,538	1,653,971	660,366	15,048	142,128	110,411	21,149	7,155	55,122	43,638
Net increase (decrease) in net assets resulting from operations	4,791,746	10,570,001	6,238,594	1,940,019	543,636	1,509,865	20,903	6,839	78,249	66,272

Unit transactions:
Purchases	87,805	952,312	201,372	120,240	7,168	96,935	—	—	—	160
Net transfers	(459,858)	(995,294)	(998,266)	3,051,764	193,377	1,214,714	9,331	—	(80,559)	(13,647)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(3,124,033)	(16,020,945)	(6,121,156)	(8,181,485)	(336,301)	(3,157,904)	(1,356)	(2,488)	(28,758)	(56,379)
Other transactions	275	1,614	824	146	90	930	—	—	—	—
Death benefits	(449,796)	(2,694,660)	(837,917)	(1,148,035)	(69,383)	(448,831)	—	—	(19,763)	(1,241)
Net annuity transactions	(27,884)	328,350	72,869	171,294	(5,916)	45,139	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(3,973,491)	(18,428,623)	(7,682,274)	(5,986,076)	(210,965)	(2,249,017)	7,975	(2,488)	(129,080)	(71,107)
Net increase (decrease) in net assets	818,255	(7,858,622)	(1,443,680)	(4,046,057)	332,671	(739,152)	28,878	4,351	(50,831)	(4,835)

Net assets:
Beginning of period	30,037,343	155,634,755	63,152,998	78,599,528	3,649,101	30,652,921	200,285	36,378	443,860	705,620
End of period	$30,855,598	$147,776,133	$61,709,318	$74,553,471	$3,981,772	$29,913,769	$229,163	$40,729	$393,029	$700,785

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio	Invesco V.I. American Value Fund	Morgan Stanley Mid Cap Growth Portfolio	BlackRock Capital Appreciation V.I. Fund	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund
	Sub-Account (4)	Sub-Account (5)	Sub-Account (6)	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$730	$(3,994)	$(17,029)	$(5,218)	$(1,521)	$(2,897)	$1,862	$(119,295)	$269,206	$(113,462)
Net realized gain (loss) on security transactions	59	6,754	(8,157)	27,258	(2,809)	10,082	(1,410)	373,739	(120,211)	273,178
Net realized gain distributions	—	23,552	—	12,254	—	9,568	1,748	—	—	—
Change in unrealized appreciation (depreciation) during the period	855	49,085	383,584	(6,539)	36,544	97,738	157,874	220,346	127,010	834,281
Net increase (decrease) in net assets resulting from operations	1,644	75,397	358,398	27,755	32,214	114,491	160,074	474,790	276,005	993,997

Unit transactions:
Purchases	—	—	13,388	10,884	—	—	—	2,018	311	189
Net transfers	—	(4,802)	(67,319)	223,379	(142,281)	(71,261)	(34,524)	(121,387)	73,598	(114,810)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(415)	(49,862)	(129,042)	(133,968)	(16,606)	(52,312)	(127,133)	(608,639)	(518,670)	(409,106)
Other transactions	—	—	1	(152)	2	—	—	372	52	270
Death benefits	—	—	(41,308)	(7,355)	—	—	(31,931)	(52,748)	(67,177)	(87,921)
Net annuity transactions	—	—	—	—	—	—	(884)	(7,759)	(5,974)	(1,639)
Net increase (decrease) in net assets resulting from unit transactions	(415)	(54,664)	(224,280)	92,788	(158,885)	(123,573)	(194,472)	(788,143)	(517,860)	(613,017)
Net increase (decrease) in net assets	1,229	20,733	134,118	120,543	(126,671)	(9,082)	(34,398)	(313,353)	(241,855)	380,980

Net assets:
Beginning of period	43,794	247,562	1,299,458	950,108	126,671	559,679	1,929,599	7,528,292	6,004,460	6,786,779
End of period	$45,023	$268,295	$1,433,576	$1,070,651	$—	$550,597	$1,895,201	$7,214,939	$5,762,605	$7,167,759

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Oppenheimer Capital Appreciation Fund/VA	Oppenheimer Global Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund/VA	Oppenheimer Equity Income Fund/VA	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(6,695)	$(23,383)	$1,736	$(22,945)	$4,621	$540,881	$283	$(7,925)	$42	$2,474
Net realized gain (loss) on security transactions	(4,966)	175,717	88,730	207,942	32,490	(180,262)	5,268	47,874	2,967	6,119
Net realized gain distributions	51,556	—	25,649	232,621	—	—	24,347	27,032	—	—
Change in unrealized appreciation (depreciation) during the period	54,184	961,011	24,179	13,091	(30,257)	173,761	31,246	323,980	6,061	50,478
Net increase (decrease) in net assets resulting from operations	94,079	1,113,345	140,294	430,709	6,854	534,380	61,144	390,961	9,070	59,071

Unit transactions:
Purchases	325	9,727	34,045	15,582	—	49,164	—	2,717	—	30
Net transfers	7,418	96,461	26,421	(231,145)	17,482	215,277	(10,002)	(300,901)	(72,682)	28,555
Net interfund transfers due to corporate actions	—	—	277,471	—	(277,471)	—	—	—	—	—
Surrenders for benefit payments and fees	(7,166)	(370,942)	(664,217)	(373,250)	(3,124)	(1,229,108)	(21,012)	(139,579)	(12,164)	(39,679)
Other transactions	43	(1)	(3)	3	—	—	39	—	—	—
Death benefits	—	(83,997)	(28,435)	(90,937)	—	(228,911)	—	(2,024)	—	(8,533)
Net annuity transactions	(51,318)	—	13,737	—	(28,005)	—	—	—	(1,649)	—
Net increase (decrease) in net assets resulting from unit transactions	(50,698)	(348,752)	(340,981)	(679,747)	(291,118)	(1,193,578)	(30,975)	(439,787)	(86,495)	(19,627)
Net increase (decrease) in net assets	43,381	764,593	(200,687)	(249,038)	(284,264)	(659,198)	30,169	(48,826)	(77,425)	39,444

Net assets:
Beginning of period	543,614	4,470,280	1,126,233	4,535,693	284,264	12,444,852	694,957	1,939,236	114,925	294,529
End of period	$586,995	$5,234,873	$925,546	$4,286,655	$—	$11,785,654	$725,126	$1,890,410	$37,500	$333,973

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Putnam VT Small Cap Value Fund	JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust U.S. Equity Portfolio	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	Putnam VT Equity Income Fund	PIMCO All Asset Fund	PIMCO StocksPLUS Global Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio	Jennison 20/20 Focus Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(1,943)	$482,551	$(14,588)	$(34,307)	$(15,130)	$1,743	$2,814	$11,607	$34	$(544)
Net realized gain (loss) on security transactions	(5,759)	(54,434)	306,736	298,411	(24,910)	956	(160)	(18,892)	(40)	12,768
Net realized gain distributions	14,624	—	47,239	—	162,538	4,227	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	1,610	261,090	244,962	(23,534)	136,087	7,728	10,034	70,850	738	(4,379)
Net increase (decrease) in net assets resulting from operations	8,532	689,207	584,349	240,570	258,585	14,654	12,688	63,565	732	7,845

Unit transactions:
Purchases	10,825	76,249	18,730	482	3,489	—	—	—	—	—
Net transfers	103,873	1,234,182	(232,904)	(5,610,173)	97,752	(78)	(252)	(47,515)	256	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(96,997)	(3,455,111)	(458,124)	(320,012)	(572,460)	(4,545)	(1,816)	(45,060)	(762)	(6,543)
Other transactions	—	1,289	167	46	162	(1)	—	—	—	—
Death benefits	—	(590,620)	(64,444)	(24,448)	(69,232)	—	(1,959)	—	—	(23,845)
Net annuity transactions	—	(104,399)	(10,377)	(16,163)	(27,122)	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	17,701	(2,838,410)	(746,952)	(5,970,268)	(567,411)	(4,624)	(4,027)	(92,575)	(506)	(30,388)
Net increase (decrease) in net assets	26,233	(2,149,203)	(162,603)	(5,729,698)	(308,826)	10,030	8,661	(29,010)	226	(22,543)

Net assets:
Beginning of period	276,555	35,591,635	4,941,254	5,729,698	3,791,920	133,076	134,456	438,441	8,191	54,270
End of period	$302,788	$33,442,432	$4,778,651	$—	$3,483,094	$143,106	$143,117	$409,431	$8,417	$31,727

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,007)	$(338)	$(139)	$(207)	$(365)	$(6,822)	$1,430	$731	$(227,785)	$(40,294)
Net realized gain (loss) on security transactions	3,777	9,761	719	73	(209)	3,648	50,999	17,640	844,948	21,943
Net realized gain distributions	—	—	—	—	—	1,350	54,617	9,320	1,338,649	180,021
Change in unrealized appreciation (depreciation) during the period	31,842	(6,931)	2,518	2,568	2,846	57,385	(6,697)	(11,709)	1,271,270	260,986
Net increase (decrease) in net assets resulting from operations	33,612	2,492	3,098	2,434	2,272	55,561	100,349	15,982	3,227,082	422,656

Unit transactions:
Purchases	—	—	—	—	—	—	90	—	52,186	1,740
Net transfers	(1,287)	—	—	351	437	4,293	(122,200)	7	587,791	54,148
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(24)	(7,775)	(5,574)	(298)	(1,154)	(37,814)	(181,304)	(12,354)	(1,595,217)	(314,545)
Other transactions	—	(1)	—	—	—	—	—	—	(59)	1
Death benefits	—	(20,349)	—	—	—	(3,174)	(28)	—	(121,465)	(33,088)
Net annuity transactions	(5,299)	—	—	—	—	(4,053)	—	—	18,449	(11,397)
Net increase (decrease) in net assets resulting from unit transactions	(6,610)	(28,125)	(5,574)	53	(717)	(40,748)	(303,442)	(12,347)	(1,058,315)	(303,141)
Net increase (decrease) in net assets	27,002	(25,633)	(2,476)	2,487	1,555	14,813	(203,093)	3,635	2,168,767	119,515

Net assets:
Beginning of period	133,406	44,591	12,396	21,280	34,023	662,586	1,494,723	218,390	15,346,497	2,687,446
End of period	$160,408	$18,958	$9,920	$23,767	$35,578	$677,399	$1,291,630	$222,025	$17,515,264	$2,806,961

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	HIMCO VIT Portfolio Diversifier Fund	HIMCO VIT American Funds Asset Allocation Fund	HIMCO VIT American Funds Blue Chip Income and Growth Fund	HIMCO VIT American Funds Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(191)	$16,716	$(11,419)	$(82)	$(17,383)	$55,412	$165,022	$(11,376)	$71,560	$93,802
Net realized gain (loss) on security transactions	127	(4,260)	21,601	31	280,906	95,142	(383,718)	(11,153)	(54,570)	(64,896)
Net realized gain distributions	1,133	—	26,197	435	542,134	256,549	—	648,663	820,018	39,502
Change in unrealized appreciation (depreciation) during the period	663	132,165	122,774	1,106	(54,024)	156,635	(936,406)	459,172	(421,943)	390,064
Net increase (decrease) in net assets resulting from operations	1,732	144,621	159,153	1,490	751,633	563,738	(1,155,102)	1,085,306	415,065	458,472

Unit transactions:
Purchases	10	1,643	462	—	21,436	15,672	61,953	975	1,292	75,960
Net transfers	—	(1,881)	12,375	—	(342,073)	(74,144)	2,049,649	113,509	(59,402)	1,132,852
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(54)	(114,611)	(103,591)	(58)	(554,175)	(353,182)	(2,910,193)	(2,549,951)	(578,532)	(1,925,954)
Other transactions	—	2	—	—	—	2	32	(311)	—	(273)
Death benefits	—	(16,884)	(9,045)	—	(159,025)	(63,287)	(102,387)	(167,918)	(28,471)	(285,324)
Net annuity transactions	—	18,648	—	—	—	—	—	(23,437)	(30,415)	(9,681)
Net increase (decrease) in net assets resulting from unit transactions	(44)	(113,083)	(99,799)	(58)	(1,033,837)	(474,939)	(900,946)	(2,627,133)	(695,528)	(1,012,420)
Net increase (decrease) in net assets	1,688	31,538	59,354	1,432	(282,204)	88,799	(2,056,048)	(1,541,827)	(280,463)	(553,948)

Net assets:
Beginning of period	25,604	884,469	841,126	7,307	6,934,766	4,462,379	35,259,019	10,994,667	5,834,754	22,126,930
End of period	$27,292	$916,007	$900,480	$8,739	$6,652,562	$4,551,178	$33,202,971	$9,452,840	$5,554,291	$21,572,982

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (continued)
For the Periods Ended September 30, 2017

	HIMCO VIT American Funds Global Bond Fund	HIMCO VIT American Funds Global Growth and Income Fund	HIMCO VIT American Funds Global Growth Fund	HIMCO VIT American Funds Global Small Capitalization Fund	HIMCO VIT American Funds Growth Fund	HIMCO VIT American Funds Growth-Income Fund	HIMCO VIT American Funds International Fund	HIMCO VIT American Funds New World Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(18,259)	$16,714	$(11,453)	$(72,745)	$(318,612)	$147,525	$(22,439)	$(36,721)	$(21,569)	$(51,473)
Net realized gain (loss) on security transactions	(9,485)	(1,999)	14,233	(56,322)	(894,420)	(298,019)	18,747	22,779	13,048	(9,742)
Net realized gain distributions	—	589,102	323,491	1,485,180	8,015,860	4,925,797	2,689,682	—	278,726	339,583
Change in unrealized appreciation (depreciation) during the period	128,800	820,389	268,183	(200,191)	1,360,096	(1,441,431)	3,311,540	825,698	442,090	830,951
Net increase (decrease) in net assets resulting from operations	101,056	1,424,206	594,454	1,155,922	8,162,924	3,333,872	5,997,530	811,756	712,295	1,109,319

Unit transactions:
Purchases	7,521	1,010	1,064	21,823	141,766	31,646	211,773	17,281	5,817	40,005
Net transfers	194,998	(235,454)	314,236	(4,689)	(1,871,781)	267,406	(845,100)	102,071	(99,017)	(159,388)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(205,811)	(799,867)	(144,019)	(789,451)	(5,375,795)	(1,883,988)	(2,598,355)	(422,059)	(375,972)	(613,983)
Other transactions	96	21	134	(369)	(1,127)	(137)	22	6	178	(2)
Death benefits	(14,477)	(120,697)	(36,531)	(95,949)	(509,621)	(264,209)	(433,324)	(56,304)	(14,078)	(142,968)
Net annuity transactions	(5,295)	(32,551)	(763)	(2,351)	(43,626)	(97,194)	(3,824)	(6,587)	(41,520)	903
Net increase (decrease) in net assets resulting from unit transactions	(22,968)	(1,187,538)	134,121	(870,986)	(7,660,184)	(1,946,476)	(3,668,808)	(365,592)	(524,592)	(875,433)
Net increase (decrease) in net assets	78,088	236,668	728,575	284,936	502,740	1,387,396	2,328,722	446,164	187,703	233,886

Net assets:
Beginning of period	2,047,315	7,883,384	2,472,320	6,726,620	45,226,399	24,549,345	25,959,834	3,954,961	4,652,446	6,458,277
End of period	$2,125,403	$8,120,052	$3,200,895	$7,011,556	$45,729,139	$25,936,741	$28,288,556	$4,401,125	$4,840,149	$6,692,163

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Statements of Changes in Net Assets - UNAUDITED (concluded)
For the Periods Ended September 30, 2017

	MFS® Research International Portfolio	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund	Variable Portfolio - Loomis Sayles Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$48,812	$(116,017)	$14,045	$(83,473)
Net realized gain (loss) on security transactions	(21,169)	118,323	42,176	95,239
Net realized gain distributions	—	—	—	—
Change in unrealized appreciation (depreciation) during the period	1,761,430	1,357,030	900,908	1,065,908
Net increase (decrease) in net assets resulting from operations	1,789,073	1,359,336	957,129	1,077,674

Unit transactions:
Purchases	99,938	2,153	1,320	—
Net transfers	(345,560)	(129,458)	(74,018)	(76,181)
Net interfund transfers due to corporate actions	—	—	—	—
Surrenders for benefit payments and fees	(1,148,002)	(367,145)	(316,654)	(286,058)
Other transactions	281	2	281	291
Death benefits	(170,664)	(47,951)	(70,503)	(50,289)
Net annuity transactions	40,153	(10,561)	(3,746)	(5,715)
Net increase (decrease) in net assets resulting from unit transactions	(1,523,854)	(552,960)	(463,320)	(417,952)
Net increase (decrease) in net assets	265,219	806,376	493,809	659,722

Net assets:
Beginning of period	9,488,547	6,752,146	5,001,617	4,794,952
End of period	$9,753,766	$7,558,522	$5,495,426	$5,454,674

The accompanying notes are an integral part of these financial statements.

(1) Formerly Catalyst Dividend Capture VA Fund. Change effective May 1, 2017.
(2) Formerly Catalyst Insider Buying VA Fund. Change effective May 1, 2017.
(3) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.
(4) Formerly UIF Core Plus Fixed Income Portfolio. Change effective May 1, 2017.
(5) Formerly UIF Growth Portfolio. Change effective May 1, 2017.
(6) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.
(7) Liquidated as of September 29, 2017.
(8) Merged with Oppenheimer Equity Income Fund/VA. Change effective April 28, 2017.
(9) Merged with Oppenheimer Main Street Fund®/VA. Change effective April 28, 2017.
(10) Liquidated as of May 19, 2017.

SEPARATE ACCOUNT SEVEN
Hartford Life Insurance Company
Notes to Financial Statements - UNAUDITED
September 30, 2017

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Hartford Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

The Account is comprised of the following Sub-Accounts:
American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Columbia Variable Portfolio - Small Company Growth Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Rational Dividend Capture VA Fund (Formerly Catalyst Dividend Capture VA Fund), Rational Insider Buying VA Fund (Formerly Catalyst Insider Buying VA Fund), Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund, Lord Abbett Bond Debenture Fund, Lord Abbett Growth and Income Fund, MFS® Growth Fund, MFS® Global Equity Fund, MFS® Investors Trust Fund, MFS® Mid Cap Growth Fund, MFS® New Discovery Fund, MFS® Total Return Fund, MFS® Value Fund, MFS® Total Return Bond Series, MFS® Research Fund, MFS® High Yield Portfolio, BlackRock Global Allocation V.I. Fund, BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund (Formerly BlackRock Large Cap Growth V.I. Fund), BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio (Formerly UIF Core Plus Fixed Income Portfolio), Morgan Stanley VIF Growth Portfolio (Formerly UIF Growth Portfolio), Morgan Stanley VIF Mid Cap Growth Portfolio (Formerly UIF Mid Cap Growth Portfolio), Invesco V.I. American Value Fund, Morgan Stanley Mid Cap Growth Portfolio*, BlackRock Capital Appreciation V.I. Fund, Columbia Variable Portfolio - Asset Allocation Fund, Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Main Street Fund®/VA (Merged with Oppenheimer Equity Income Fund/VA), Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Equity Income Fund/VA (Merged with Oppenheimer Main Street Fund®/VA), Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value Fund, JPMorgan Insurance Trust Core Bond Portfolio, JPMorgan Insurance Trust U.S. Equity Portfolio, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio*, JPMorgan Insurance Trust Mid Cap Value Portfolio, Putnam VT Equity Income Fund, PIMCO All Asset Fund, PIMCO StocksPLUS Global Portfolio, PIMCO Global Multi-Asset Managed Allocation Portfolio, Jennison 20/20 Focus Fund, Jennison Fund, Prudential Value Portfolio, Prudential SP International Growth Portfolio, ClearBridge Variable Dividend Strategy Portfolio, Western Asset Variable Global High Yield Bond Portfolio, ClearBridge Variable Large Cap Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund, HIMCO VIT Portfolio Diversifier Fund, HIMCO VIT American Funds Asset Allocation Fund, HIMCO VIT American Funds Blue Chip Income and Growth Fund, HIMCO VIT American Funds Bond Fund, HIMCO VIT American Funds Global Bond Fund, HIMCO VIT American Funds Global Growth and Income Fund, HIMCO VIT American Funds Global Growth Fund, HIMCO VIT American Funds Global Small Capitalization Fund, HIMCO VIT American Funds Growth Fund, HIMCO VIT American Funds Growth-Income Fund, HIMCO VIT American Funds International Fund, HIMCO VIT American Funds New World Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio, Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Select International Equity Fund, Variable Portfolio - Loomis Sayles Growth Fund.
* During 2017, this Sub-Account was liquidated.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information.  These financial statements and notes should be read in conjunction with the Account’s 2016 annual financial statements and notes thereto included.

The results of operations for interim periods are not necessarily indicative of the results that may be expected for the full year. The accompanying financial statements and notes are unaudited. These financial statements reflect all adjustments (generally consisting only of normal accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position of each of the individual Sub-Accounts, the results of their operations and the changes in their net assets for the interim period presented.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with U.S. GAAP:

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the September 30, 2017 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of September 30, 2017, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended September 30, 2017.

g) Accounting for Uncertain Tax Positions - The federal audit of the years 2012 and 2013 began in March 2015 and was completed as of March 31, 2017 with no additional adjustments. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges -

The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV/EPB Death Benefit Charge maximum of 0.30%
MAV 70 Death Benefit Charge maximum of 0.20%
MAV Plus Charge maximum of 0.30%
Maximum Anniversary Value III Charge maximum of 1.50%
Liquidity Feature Charge maximum of 0.50%
MAV V Charge maximum of 1.50%
MAV IV Charge maximum of 1.50%
Legacy Lock Charge maximum of 1.50%
Daily Lock Charge maximum of 2.50%
Safety Plus Charge maximum of 2.50%
Future 5 Charge maximum of 2.50%
Future 6 Charge maximum of 2.50%
Maximum Daily Value Charge maximum of 1.50%
Return of Premium IV Charge maximum of 0.75%
Return of Premium V Charge maximum of 0.75%
Return of Premium III Charge maximum of 0.75%
Return of Premium Death Benefit Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder Charge maximum of 0.75%
The Hartford’s Lifetime Income Builder II Charge maximum of 0.75%
The Hartford’s Lifetime Income Foundation Charge maximum of 0.30%
The Hartford’s Lifetime Income Builder Selects Charge maximum of 1.50%
The Hartford’s Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.85% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of seven or eight years (based upon contract terms) after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

g) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.12% and 1.35%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended September 30, 2017 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	$166,952	$307,692
American Century VP Growth Fund	$15,823	$11,177
AB VPS Balanced Wealth Strategy Portfolio	$318,762	$573,511
AB VPS International Value Portfolio	$114,858	$828,915
AB VPS Small/Mid Cap Value Portfolio	$198,563	$526,665
AB VPS Value Portfolio	$7,009	$30,696
AB VPS International Growth Portfolio	$99,261	$161,428
Invesco V.I. Value Opportunities Fund	$987,169	$3,195,165
Invesco V.I. Core Equity Fund	$2,643,721	$4,734,141
Invesco V.I. Government Securities Fund	$7,873,891	$14,090,688
Invesco V.I. High Yield Fund	$23,439	$105,939
Invesco V.I. International Growth Fund	$1,974,364	$6,941,688
Invesco V.I. Mid Cap Core Equity Fund	$1,918,088	$4,930,815
Invesco V.I. Small Cap Equity Fund	$2,168,584	$3,913,506
Invesco V.I. Balanced Risk Allocation Fund	$337,207	$481,154
Invesco V.I. Diversified Dividend Fund	$364	$631
Invesco V.I. Government Money Market Fund	$29,591,677	$32,478,182
American Century VP Mid Cap Value Fund	$19,151	$8,635
American Funds Global Bond Fund	$2,844,583	$4,853,360
American Funds Global Growth and Income Fund	$2,747,542	$7,352,328
American Funds Asset Allocation Fund	$12,029,164	$21,557,319
American Funds Blue Chip Income and Growth Fund	$7,108,840	$14,205,140
American Funds Bond Fund	$8,552,797	$17,026,233
American Funds Global Growth Fund	$4,122,828	$8,260,409
American Funds Growth Fund	$44,698,288	$60,859,742
American Funds Growth-Income Fund	$27,258,075	$50,057,485
American Funds International Fund	$5,127,258	$14,643,603
American Funds New World Fund	$2,430,882	$5,145,337
American Funds Global Small Capitalization Fund	$1,147,858	$5,550,954
Columbia Variable Portfolio - Small Company Growth Fund	$416,992	$653,989
Wells Fargo VT Omega Growth Fund	$135,190	$133,560
Fidelity® VIP Growth Portfolio	$274,730	$264,790
Fidelity® VIP Contrafund® Portfolio	$1,138,984	$3,057,055
Fidelity® VIP Mid Cap Portfolio	$959,811	$2,597,675
Fidelity® VIP Value Strategies Portfolio	$131,236	$33,901
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$39,440	$39,434
Fidelity® VIP Strategic Income Portfolio	$2,507	$1,793
Franklin Rising Dividends VIP Fund	$11,004,352	$24,040,514
Franklin Income VIP Fund	$18,800,307	$51,379,365
Franklin Large Cap Growth VIP Fund	$3,807,336	$4,466,633
Franklin Global Real Estate VIP Fund	$37,201	$111,770
Franklin Small-Mid Cap Growth VIP Fund	$6,531,272	$7,273,040
Franklin Small Cap Value VIP Fund	$2,080,675	$4,189,655
Franklin Strategic Income VIP Fund	$7,412,631	$14,293,258
Franklin Mutual Shares VIP Fund	$15,183,418	$29,608,875
Templeton Developing Markets VIP Fund	$2,387,223	$3,624,712
Templeton Foreign VIP Fund	$3,347,105	$10,956,094
Templeton Growth VIP Fund	$3,671,931	$16,963,683
Franklin Mutual Global Discovery VIP Fund	$6,014,421	$8,992,469
Franklin Flex Cap Growth VIP Fund	$595,979	$1,694,682
Templeton Global Bond VIP Fund	$772,440	$2,337,918
Hartford Balanced HLS Fund	$673,913	$2,072,856
Hartford Total Return Bond HLS Fund	$10,500,624	$16,692,256
Hartford Capital Appreciation HLS Fund	$2,476,235	$20,185,784
Hartford Dividend and Growth HLS Fund	$6,397,436	$16,241,849
Hartford Healthcare HLS Fund	$12,194	$33,636
Hartford Global Growth HLS Fund	$153,435	$245,573
Hartford Disciplined Equity HLS Fund	$1,598,550	$1,819,554
Hartford Growth Opportunities HLS Fund	$1,303,773	$4,979,795
Hartford High Yield HLS Fund	$1,015,889	$1,524,832
Hartford International Opportunities HLS Fund	$581,504	$1,088,567
Hartford Small/Mid Cap Equity HLS Fund	$140,672	$621,939
Hartford MidCap HLS Fund	$25,191	$48,967
Hartford MidCap Value HLS Fund	$47,469	$139,775
Hartford Ultrashort Bond HLS Fund	$5,492,772	$11,844,722
Hartford Small Company HLS Fund	$72,087	$519,579
Hartford SmallCap Growth HLS Fund	$383,924	$219,091
Hartford Stock HLS Fund	$101,452	$748,057
Hartford U.S. Government Securities HLS Fund	$610,120	$614,878
Hartford Value HLS Fund	$134,300	$267,736
Rational Dividend Capture VA Fund+	$297,997	$674,968
Rational Insider Buying VA Fund+	$479,912	$631,750
Lord Abbett Fundamental Equity Fund	$66,996	$212,849
Lord Abbett Calibrated Dividend Growth Fund	$120,656	$748,934
Lord Abbett Bond Debenture Fund	$808,101	$1,043,637
Lord Abbett Growth and Income Fund	$36,117	$252,006
MFS® Growth Fund	$3,691,569	$7,583,441
MFS® Global Equity Fund	$841,828	$1,099,652
MFS® Investors Trust Fund	$3,296,043	$8,889,789
MFS® Mid Cap Growth Fund	$1,870,252	$3,187,500
MFS® New Discovery Fund	$1,264,219	$5,078,552
MFS® Total Return Fund	$10,003,228	$22,957,992
MFS® Value Fund	$7,348,779	$12,233,582
MFS® Total Return Bond Series	$8,145,663	$12,573,544
MFS® Research Fund	$931,788	$880,150
MFS® High Yield Portfolio	$4,925,540	$5,664,805
BlackRock Global Allocation V.I. Fund	$10,847	$3,036
BlackRock Global Opportunities V.I. Fund	$—	$3,160
BlackRock Large Cap Focus Growth V.I. Fund+	$4,256	$135,996
BlackRock Equity Dividend V.I. Fund	$37,902	$102,535
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	$1,295	$980
Morgan Stanley VIF Growth Portfolio+	$28,142	$63,248
Morgan Stanley VIF Mid Cap Growth Portfolio+	$84,047	$325,356
Invesco V.I. American Value Fund	$310,009	$210,188
Morgan Stanley Mid Cap Growth Portfolio+	$1	$160,405
BlackRock Capital Appreciation V.I. Fund	$18,592	$135,494
Columbia Variable Portfolio - Asset Allocation Fund	$65,765	$256,625
Columbia Variable Portfolio - Dividend Opportunity Fund	$176,705	$1,084,142
Columbia Variable Portfolio - Income Opportunities Fund	$529,659	$778,311
Columbia Variable Portfolio - Mid Cap Growth Fund	$112,225	$838,702
Oppenheimer Capital Appreciation Fund/VA	$63,191	$69,027
Oppenheimer Global Fund/VA	$256,267	$628,400
Oppenheimer Main Street Fund®/VA+	$456,718	$770,314
Oppenheimer Main Street Small Cap Fund/VA	$386,302	$856,373
Oppenheimer Equity Income Fund/VA+	$6,017	$292,513
Putnam VT Diversified Income Fund	$1,107,978	$1,760,674
Putnam VT Global Asset Allocation Fund	$49,549	$55,895
Putnam VT Growth Opportunities Fund	$33,716	$454,396
Putnam VT International Value Fund	$979	$87,432
Putnam VT International Equity Fund	$41,282	$58,434
Putnam VT Small Cap Value Fund	$159,134	$128,752
JPMorgan Insurance Trust Core Bond Portfolio	$2,504,254	$4,860,110
JPMorgan Insurance Trust U.S. Equity Portfolio	$190,712	$905,013
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio+	$51,906	$6,056,482
JPMorgan Insurance Trust Mid Cap Value Portfolio	$535,700	$955,704
Putnam VT Equity Income Fund	$6,629	$5,281
PIMCO All Asset Fund	$3,537	$4,750
PIMCO StocksPLUS Global Portfolio	$14,005	$94,973
PIMCO Global Multi-Asset Managed Allocation Portfolio	$378	$851
Jennison 20/20 Focus Fund	$—	$30,931
Jennison Fund	$4	$8,623
Prudential Value Portfolio	$—	$28,465
Prudential SP International Growth Portfolio	$—	$5,714
ClearBridge Variable Dividend Strategy Portfolio	$307	$461
Western Asset Variable Global High Yield Bond Portfolio	$336	$1,419
ClearBridge Variable Large Cap Value Portfolio	$3,658	$49,877
Invesco V.I. Growth and Income Fund	$140,472	$387,867
Invesco V.I. Comstock Fund	$83,168	$85,463
Invesco V.I. American Franchise Fund	$3,123,579	$3,071,032
Invesco V.I. Mid Cap Growth Fund	$851,098	$1,014,512
Wells Fargo VT Index Asset Allocation Fund	$1,315	$417
Wells Fargo VT International Equity Fund	$85,129	$181,497
Wells Fargo VT Small Cap Growth Fund	$92,659	$177,680
Wells Fargo VT Discovery Fund	$435	$139
Wells Fargo VT Opportunity Fund	$682,007	$1,191,092
HIMCO VIT Index Fund	$607,203	$770,179
HIMCO VIT Portfolio Diversifier Fund	$2,926,429	$3,662,351
HIMCO VIT American Funds Asset Allocation Fund	$1,955,732	$3,945,580
HIMCO VIT American Funds Blue Chip Income and Growth Fund	$1,105,302	$909,252
HIMCO VIT American Funds Bond Fund	$2,342,789	$3,221,908
HIMCO VIT American Funds Global Bond Fund	$269,571	$310,798
HIMCO VIT American Funds Global Growth and Income Fund	$713,884	$1,295,606
HIMCO VIT American Funds Global Growth Fund	$773,076	$326,916
HIMCO VIT American Funds Global Small Capitalization Fund	$1,694,855	$1,153,406
HIMCO VIT American Funds Growth Fund	$9,357,733	$9,320,666
HIMCO VIT American Funds Growth-Income Fund	$6,466,288	$3,339,443
HIMCO VIT American Funds International Fund	$4,441,296	$5,442,860
HIMCO VIT American Funds New World Fund	$222,618	$624,933
MFS® Core Equity Portfolio	$522,023	$789,460
MFS® Massachusetts Investors Growth Stock Portfolio	$673,919	$1,261,244
MFS® Research International Portfolio	$717,640	$2,192,683
Columbia Variable Portfolio - Large Cap Growth Fund	$108,568	$777,546
Columbia Variable Portfolio - Select International Equity Fund	$228,354	$677,628
Variable Portfolio - Loomis Sayles Growth Fund	$69,825	$571,251

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended September 30, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	7,633	15,427	(7,794)
American Century VP Growth Fund	636	614	22
AB VPS Balanced Wealth Strategy Portfolio	13,437	38,162	(24,725)
AB VPS International Value Portfolio	13,034	99,266	(86,232)
AB VPS Small/Mid Cap Value Portfolio	5,106	23,241	(18,135)
AB VPS Value Portfolio	333	2,082	(1,749)
AB VPS International Growth Portfolio	11,429	18,194	(6,765)
Invesco V.I. Value Opportunities Fund	535,360	1,737,773	(1,202,413)
Invesco V.I. Core Equity Fund	45,106	251,864	(206,758)
Invesco V.I. Government Securities Fund	4,965,903	10,175,146	(5,209,243)
Invesco V.I. High Yield Fund	1,358	41,938	(40,580)
Invesco V.I. International Growth Fund	641,384	2,042,050	(1,400,666)
Invesco V.I. Mid Cap Core Equity Fund	467,037	1,831,344	(1,364,307)
Invesco V.I. Small Cap Equity Fund	53,863	163,864	(110,001)
Invesco V.I. Balanced Risk Allocation Fund	14,048	35,678	(21,630)
Invesco V.I. Diversified Dividend Fund	—	30	(30)
Invesco V.I. Government Money Market Fund	3,167,377	3,423,946	(256,569)
American Century VP Mid Cap Value Fund	703	387	316
American Funds Global Bond Fund	226,618	372,440	(145,822)
American Funds Global Growth and Income Fund	126,647	433,333	(306,686)
American Funds Asset Allocation Fund	247,019	942,478	(695,459)
American Funds Blue Chip Income and Growth Fund	2,103,410	6,949,561	(4,846,151)
American Funds Bond Fund	439,717	1,044,841	(605,124)
American Funds Global Growth Fund	119,976	329,533	(209,557)
American Funds Growth Fund	368,711	2,636,763	(2,268,052)
American Funds Growth-Income Fund	263,726	2,030,180	(1,766,454)
American Funds International Fund	264,084	814,119	(550,035)
American Funds New World Fund	88,750	172,728	(83,978)
American Funds Global Small Capitalization Fund	45,833	224,144	(178,311)
Columbia Variable Portfolio - Small Company Growth Fund	15,022	258,673	(243,651)
Wells Fargo VT Omega Growth Fund	97,455	79,027	18,428
Fidelity® VIP Growth Portfolio	8,325	13,661	(5,336)
Fidelity® VIP Contrafund® Portfolio	30,109	154,090	(123,981)
Fidelity® VIP Mid Cap Portfolio	24,039	137,046	(113,007)
Fidelity® VIP Value Strategies Portfolio	712	1,394	(682)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	1,183	1,794	(611)
Fidelity® VIP Strategic Income Portfolio	167	85	82
Franklin Rising Dividends VIP Fund	139,862	899,970	(760,108)
Franklin Income VIP Fund	300,797	2,328,291	(2,027,494)
Franklin Large Cap Growth VIP Fund	103,368	228,872	(125,504)
Franklin Global Real Estate VIP Fund	523	4,340	(3,817)
Franklin Small-Mid Cap Growth VIP Fund	115,421	384,929	(269,508)
Franklin Small Cap Value VIP Fund	68,915	241,121	(172,206)
Franklin Strategic Income VIP Fund	243,355	668,862	(425,507)
Franklin Mutual Shares VIP Fund	168,376	1,265,983	(1,097,607)
Templeton Developing Markets VIP Fund	103,274	171,972	(68,698)
Templeton Foreign VIP Fund	137,866	745,291	(607,425)
Templeton Growth VIP Fund	138,280	954,893	(816,613)
Franklin Mutual Global Discovery VIP Fund	69,622	292,005	(222,383)
Franklin Flex Cap Growth VIP Fund	33,938	87,188	(53,250)
Templeton Global Bond VIP Fund	53,209	157,906	(104,697)
Hartford Balanced HLS Fund	130,213	589,487	(459,274)
Hartford Total Return Bond HLS Fund	872,744	2,095,722	(1,222,978)
Hartford Capital Appreciation HLS Fund	104,473	1,575,461	(1,470,988)
Hartford Dividend and Growth HLS Fund	109,640	1,226,536	(1,116,896)
Hartford Healthcare HLS Fund	42	6,514	(6,472)
Hartford Global Growth HLS Fund	7,064	58,876	(51,812)
Hartford Disciplined Equity HLS Fund	30,015	92,643	(62,628)
Hartford Growth Opportunities HLS Fund	51,326	247,761	(196,435)
Hartford High Yield HLS Fund	35,742	82,288	(46,546)
Hartford International Opportunities HLS Fund	57,154	132,418	(75,264)
Hartford Small/Mid Cap Equity HLS Fund	5,056	30,402	(25,346)
Hartford MidCap HLS Fund	113	5,010	(4,897)
Hartford MidCap Value HLS Fund	1,366	8,559	(7,193)
Hartford Ultrashort Bond HLS Fund	4,328,559	9,391,002	(5,062,443)
Hartford Small Company HLS Fund	9,995	61,276	(51,281)
Hartford SmallCap Growth HLS Fund	15,888	8,507	7,381
Hartford Stock HLS Fund	17,146	299,547	(282,401)
Hartford U.S. Government Securities HLS Fund	49,200	65,395	(16,195)
Hartford Value HLS Fund	3,429	17,301	(13,872)
Rational Dividend Capture VA Fund+	24,510	74,681	(50,171)
Rational Insider Buying VA Fund+	6,343	198,191	(191,848)
Lord Abbett Fundamental Equity Fund	2,684	9,618	(6,934)
Lord Abbett Calibrated Dividend Growth Fund	4,806	37,777	(32,971)
Lord Abbett Bond Debenture Fund	47,910	55,376	(7,466)
Lord Abbett Growth and Income Fund	1,705	15,530	(13,825)
MFS® Growth Fund	167,516	479,919	(312,403)
MFS® Global Equity Fund	26,261	42,208	(15,947)
MFS® Investors Trust Fund	70,472	489,959	(419,487)
MFS® Mid Cap Growth Fund	102,375	304,574	(202,199)
MFS® New Discovery Fund	41,876	224,802	(182,926)
MFS® Total Return Fund	179,779	1,111,413	(931,634)
MFS® Value Fund	140,817	463,712	(322,895)
MFS® Total Return Bond Series	431,418	867,572	(436,154)
MFS® Research Fund	29,188	38,204	(9,016)
MFS® High Yield Portfolio	273,095	468,798	(195,703)
BlackRock Global Allocation V.I. Fund	760	153	607
BlackRock Global Opportunities V.I. Fund	—	129	(129)
BlackRock Large Cap Focus Growth V.I. Fund+	—	5,792	(5,792)
BlackRock Equity Dividend V.I. Fund	1,561	5,571	(4,010)
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	—	38	(38)
Morgan Stanley VIF Growth Portfolio+	304	3,271	(2,967)
Morgan Stanley VIF Mid Cap Growth Portfolio+	5,908	19,998	(14,090)
Invesco V.I. American Value Fund	16,715	11,344	5,371
Morgan Stanley Mid Cap Growth Portfolio+	—	9,787	(9,787)
BlackRock Capital Appreciation V.I. Fund	495	7,927	(7,432)
Columbia Variable Portfolio - Asset Allocation Fund	18,488	131,350	(112,862)
Columbia Variable Portfolio - Dividend Opportunity Fund	13,619	69,281	(55,662)
Columbia Variable Portfolio - Income Opportunities Fund	16,335	62,582	(46,247)
Columbia Variable Portfolio - Mid Cap Growth Fund	8,327	51,695	(43,368)
Oppenheimer Capital Appreciation Fund/VA	681	3,971	(3,290)
Oppenheimer Global Fund/VA	14,127	35,161	(21,034)
Oppenheimer Main Street Fund®/VA+	22,933	39,143	(16,210)
Oppenheimer Main Street Small Cap Fund/VA	5,958	38,134	(32,176)
Oppenheimer Equity Income Fund/VA+	—	20,584	(20,584)
Putnam VT Diversified Income Fund	30,798	118,628	(87,830)
Putnam VT Global Asset Allocation Fund	981	2,986	(2,005)
Putnam VT Growth Opportunities Fund	399	37,715	(37,316)
Putnam VT International Value Fund	46	10,508	(10,462)
Putnam VT International Equity Fund	3,547	5,792	(2,245)
Putnam VT Small Cap Value Fund	7,680	6,478	1,202
JPMorgan Insurance Trust Core Bond Portfolio	122,419	325,908	(203,489)
JPMorgan Insurance Trust U.S. Equity Portfolio	3,971	34,152	(30,181)
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio+	2,137	228,053	(225,916)
JPMorgan Insurance Trust Mid Cap Value Portfolio	12,604	34,089	(21,485)
Putnam VT Equity Income Fund	1	169	(168)
PIMCO All Asset Fund	—	336	(336)
PIMCO StocksPLUS Global Portfolio	18	7,415	(7,397)
PIMCO Global Multi-Asset Managed Allocation Portfolio	25	77	(52)
Jennison 20/20 Focus Fund	—	3,877	(3,877)
Jennison Fund	1	1,100	(1,099)
Prudential Value Portfolio	—	15,090	(15,090)
Prudential SP International Growth Portfolio	—	4,802	(4,802)
ClearBridge Variable Dividend Strategy Portfolio	21	18	3
Western Asset Variable Global High Yield Bond Portfolio	172	463	(291)
ClearBridge Variable Large Cap Value Portfolio	1,882	18,829	(16,947)
Invesco V.I. Growth and Income Fund	3,793	18,980	(15,187)
Invesco V.I. Comstock Fund	2,970	3,606	(636)
Invesco V.I. American Franchise Fund	103,992	164,535	(60,543)
Invesco V.I. Mid Cap Growth Fund	45,455	64,081	(18,626)
Wells Fargo VT Index Asset Allocation Fund	5	25	(20)
Wells Fargo VT International Equity Fund	20,615	125,527	(104,912)
Wells Fargo VT Small Cap Growth Fund	3,265	8,191	(4,926)
Wells Fargo VT Discovery Fund	—	2	(2)
Wells Fargo VT Opportunity Fund	4,357	59,256	(54,899)
HIMCO VIT Index Fund	11,387	32,793	(21,406)
HIMCO VIT Portfolio Diversifier Fund	366,572	493,034	(126,462)
HIMCO VIT American Funds Asset Allocation Fund	54,478	206,207	(151,729)
HIMCO VIT American Funds Blue Chip Income and Growth Fund	8,337	45,799	(37,462)
HIMCO VIT American Funds Bond Fund	178,008	268,339	(90,331)
HIMCO VIT American Funds Global Bond Fund	24,375	26,964	(2,589)
HIMCO VIT American Funds Global Growth and Income Fund	478	79,688	(79,210)
HIMCO VIT American Funds Global Growth Fund	26,245	17,223	9,022
HIMCO VIT American Funds Global Small Capitalization Fund	16,167	85,675	(69,508)
HIMCO VIT American Funds Growth Fund	63,983	491,373	(427,390)
HIMCO VIT American Funds Growth-Income Fund	63,497	173,929	(110,432)
HIMCO VIT American Funds International Fund	132,976	463,127	(330,151)
HIMCO VIT American Funds New World Fund	19,391	46,217	(26,826)
MFS® Core Equity Portfolio	17,600	60,402	(42,802)
MFS® Massachusetts Investors Growth Stock Portfolio	26,356	100,398	(74,042)
MFS® Research International Portfolio	55,906	202,594	(146,688)
Columbia Variable Portfolio - Large Cap Growth Fund	9,892	57,083	(47,191)
Columbia Variable Portfolio - Select International Equity Fund	12,743	55,517	(42,774)
Variable Portfolio - Loomis Sayles Growth Fund	6,269	40,980	(34,711)
+ See Note 1 for additional information related to this Sub-Account.

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub-Account that had outstanding units during the period ended. Years 2013-2016 represent twelve month periods. 2017 represents nine months ended September 30, 2017. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2017	94,427	$18.502286	to	$19.687561	$1,847,243	0.50%	to	1.45%	1.22%	to	1.25%	3.01%	to	3.74%
2016	102,221	$17.962488	to	$18.978389	$1,933,623	0.50%	to	1.45%	1.26%	to	1.58%	18.55%	to	19.68%
2015	134,163	$15.152060	to	$15.857703	$2,124,718	0.50%	to	1.45%	1.97%	to	1.99%	(5.41)%	to	(4.50)%
2014	145,663	$16.018012	to	$16.605429	$2,421,509	0.50%	to	1.45%	1.38%	to	1.45%	11.27%	to	12.33%
2013	164,839	$14.395666	to	$14.782510	$2,445,633	0.50%	to	1.45%	1.26%	to	1.49%	29.59%	to	30.83%
American Century VP Growth Fund
2017	5,256	$18.784053	to	$18.784053	$98,736	0.65%	to	0.65%	0.64%	to	0.64%	20.31%	to	20.31%
2016	5,234	$15.613557	to	$15.613557	$81,729	0.65%	to	0.65%	—%	to	—%	3.52%	to	3.52%
2015	5,349	$15.082330	to	$15.082330	$80,675	0.65%	to	0.65%	0.32%	to	0.32%	3.87%	to	3.87%
2014	5,698	$14.519721	to	$14.519721	$82,740	0.65%	to	0.65%	0.22%	to	0.22%	10.35%	to	10.35%
2013	6,404	$13.158033	to	$13.158033	$84,260	0.65%	to	0.65%	0.32%	to	0.32%	28.09%	to	28.09%
AB VPS Balanced Wealth Strategy Portfolio
2017	295,443	$18.423951	to	$20.365619	$4,484,958	0.50%	to	2.70%	1.84%	to	1.85%	9.54%	to	11.36%
2016	320,168	$16.819960	to	$18.288255	$4,357,815	0.50%	to	2.70%	1.81%	to	1.82%	1.66%	to	3.92%
2015	374,626	$16.545243	to	$17.598041	$4,904,242	0.50%	to	2.70%	1.08%	to	1.98%	(1.40)%	to	0.79%
2014	429,246	$16.781011	to	$17.460347	$5,609,903	0.50%	to	2.70%	1.94%	to	2.40%	4.26%	to	6.58%
2013	483,738	$16.095837	to	$16.383105	$5,959,909	0.50%	to	2.70%	2.24%	to	2.25%	13.18%	to	15.69%
AB VPS International Value Portfolio
2017	608,183	$15.279598	to	$16.273089	$5,092,961	0.50%	to	2.70%	0.26%	to	0.26%	18.93%	to	20.91%
2016	694,415	$12.847489	to	$13.458962	$4,843,999	0.50%	to	2.70%	1.09%	to	1.16%	(3.44)%	to	(1.29)%
2015	838,191	$13.305686	to	$13.635361	$5,971,620	0.50%	to	2.70%	1.80%	to	2.31%	(0.33)%	to	1.89%
2014	943,230	$7.256387	to	$13.349315	$6,632,784	0.85%	to	2.70%	3.18%	to	3.34%	(8.95)%	to	(7.25)%
2013	1,010,778	$7.823764	to	$14.661951	$7,711,067	0.85%	to	2.70%	5.69%	to	5.85%	19.46%	to	21.69%
AB VPS Small/Mid Cap Value Portfolio
2017	78,240	$31.511005	to	$32.640221	$1,754,447	0.50%	to	2.75%	0.25%	to	0.25%	4.27%	to	6.04%
2016	96,375	$30.221710	to	$30.780680	$2,065,868	0.50%	to	2.75%	0.36%	to	0.36%	21.41%	to	24.17%
2015	89,305	$24.789138	to	$24.892381	$1,563,766	0.50%	to	2.75%	0.52%	to	0.52%	(8.25)%	to	(6.16)%
2014	104,471	$26.417593	to	$27.131691	$1,958,260	0.50%	to	2.75%	0.46%	to	0.47%	5.99%	to	8.40%
2013	160,517	$24.369798	to	$25.663136	$2,785,675	0.50%	to	2.70%	0.41%	to	0.42%	33.97%	to	36.95%
AB VPS Value Portfolio
2017	16,325	$12.792798	to	$14.351500	$229,537	1.25%	to	2.45%	1.12%	to	1.15%	4.63%	to	5.58%
2016	18,074	$12.226389	to	$13.593127	$241,028	1.25%	to	2.45%	1.45%	to	1.45%	8.60%	to	9.91%
2015	20,373	$11.258625	to	$12.367875	$247,525	1.25%	to	2.45%	1.84%	to	1.91%	(9.42)%	to	(8.32)%
2014	31,224	$12.429218	to	$13.490786	$412,812	1.25%	to	2.45%	1.12%	to	1.56%	8.09%	to	9.40%
2013	30,135	$11.498544	to	$12.331802	$366,054	1.25%	to	2.45%	2.22%	to	2.24%	33.19%	to	34.80%
AB VPS International Growth Portfolio
2017	62,995	$9.874396	to	$17.106016	$636,948	1.25%	to	2.70%	0.89%	to	0.97%	28.46%	to	29.87%
2016	69,760	$7.603435	to	$13.315844	$541,877	1.25%	to	2.70%	—%	to	—%	(9.55)%	to	(8.22)%
2015	81,034	$8.284833	to	$14.721312	$685,378	1.25%	to	2.70%	0.06%	to	0.06%	(4.78)%	to	(3.39)%
2014	92,219	$8.575540	to	$15.460592	$805,146	1.25%	to	2.70%	—%	to	—%	(4.04)%	to	(2.64)%
2013	145,870	$8.808059	to	$16.111731	$1,288,825	1.25%	to	2.70%	0.60%	to	0.71%	10.30%	to	11.91%
Invesco V.I. Value Opportunities Fund
2017	8,644,756	$2.087504	to	$24.602180	$15,681,805	0.85%	to	2.80%	0.40%	to	0.41%	9.08%	to	10.69%
2016	9,847,169	$1.885957	to	$22.554491	$16,246,582	0.85%	to	2.80%	0.39%	to	0.41%	15.07%	to	17.33%
2015	11,289,971	$1.607345	to	$19.600856	$16,023,213	0.85%	to	2.80%	2.56%	to	2.70%	(12.88)%	to	(11.16)%
2014	13,353,650	$1.809334	to	$22.498793	$21,512,109	0.85%	to	2.80%	1.41%	to	1.47%	3.68%	to	5.72%
2013	17,709,099	$1.711493	to	$21.756431	$27,217,711	0.85%	to	2.75%	0.98%	to	1.49%	30.13%	to	32.62%
Invesco V.I. Core Equity Fund
2017	1,895,715	$20.506688	to	$22.726007	$31,032,918	0.50%	to	2.75%	0.79%	to	1.05%	8.12%	to	9.72%
2016	2,102,473	$18.967298	to	$21.026178	$31,902,428	0.30%	to	2.75%	—%	to	0.79%	7.27%	to	9.69%
2015	2,557,382	$17.681405	to	$19.168832	$35,916,480	0.30%	to	2.75%	—%	to	0.93%	(8.33)%	to	(6.28)%
2014	3,037,572	$19.287606	to	$20.230349	$45,804,800	0.50%	to	2.75%	0.67%	to	1.01%	5.21%	to	7.31%
2013	3,883,837	$18.331860	to	$18.852457	$54,978,053	0.50%	to	2.75%	1.25%	to	2.12%	25.75%	to	28.29%
Invesco V.I. Government Securities Fund
2017	67,026,887	$1.503747	to	$9.875759	$88,743,001	0.85%	to	2.80%	2.11%	to	2.15%	(0.34)%	to	1.13%
2016	72,236,130	$1.486940	to	$9.909381	$95,179,434	0.85%	to	2.80%	1.89%	to	1.95%	(1.57)%	to	0.37%
2015	81,385,877	$1.481433	to	$10.067115	$107,843,967	0.85%	to	2.80%	1.40%	to	2.28%	(2.43)%	to	(0.50)%
2014	103,274,459	$1.488940	to	$10.317394	$139,060,173	0.85%	to	2.80%	3.16%	to	3.23%	1.26%	to	3.26%
2013	126,681,678	$1.441994	to	$10.188828	$166,630,318	0.85%	to	2.80%	4.01%	to	5.85%	(5.31)%	to	(3.45)%
Invesco V.I. High Yield Fund
2017	124,709	$2.108922	to	$21.153281	$507,438	1.70%	to	2.75%	4.05%	to	4.15%	3.75%	to	4.57%
2016	165,289	$2.016745	to	$20.388679	$580,337	1.70%	to	2.75%	4.06%	to	4.20%	8.20%	to	9.34%
2015	285,060	$1.844510	to	$18.844144	$700,922	1.70%	to	2.75%	0.31%	to	5.36%	(5.79)%	to	(4.80)%
2014	359,934	$1.937487	to	$20.003014	$926,477	1.70%	to	2.75%	4.00%	to	4.63%	(1.03)%	to	0.01%
2013	496,894	$1.937261	to	$20.211788	$1,200,328	1.70%	to	2.75%	4.05%	to	5.05%	4.11%	to	5.20%
Invesco V.I. International Growth Fund
2017	10,061,096	$18.968350	to	$19.634722	$34,929,315	0.30%	to	2.80%	—%	to	1.46%	16.79%	to	18.81%
2016	11,461,762	$16.241116	to	$16.526576	$34,208,224	0.30%	to	2.80%	—%	to	1.42%	(3.20)%	to	(0.99)%
2015	13,508,242	$16.476877	to	$16.778451	$40,865,876	0.50%	to	2.80%	1.33%	to	1.49%	(5.04)%	to	(3.10)%
2014	16,785,585	$17.192346	to	$17.669116	$51,365,321	0.30%	to	2.80%	1.38%	to	1.56%	(2.44)%	to	(0.21)%
2013	20,743,931	$17.228480	to	$18.110799	$62,425,737	0.30%	to	2.80%	—%	to	1.24%	15.73%	to	18.36%
Invesco V.I. Mid Cap Core Equity Fund
2017	12,391,311	$20.064642	to	$21.696397	$32,345,766	0.65%	to	2.80%	0.33%	to	0.54%	8.39%	to	9.97%
2016	13,755,618	$18.511422	to	$20.254163	$32,861,252	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
2015	15,879,793	$16.782407	to	$17.952080	$34,142,445	0.30%	to	2.80%	—%	to	0.35%	(6.68)%	to	(4.57)%
2014	19,409,413	$17.983581	to	$18.605354	$44,250,479	0.50%	to	2.80%	—%	to	0.04%	1.55%	to	3.65%
2013	24,198,821	$17.754014	to	$17.950074	$53,794,965	0.50%	to	2.75%	0.51%	to	0.72%	25.32%	to	27.82%
Invesco V.I. Small Cap Equity Fund
2017	972,644	$23.563368	to	$26.488168	$22,691,659	0.30%	to	2.80%	—%	to	—%	7.39%	to	9.18%
2016	1,082,645	$21.942004	to	$24.260672	$23,354,664	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
2015	1,275,427	$20.135646	to	$21.757791	$25,063,705	0.30%	to	2.80%	—%	to	—%	(8.13)%	to	(6.02)%
2014	1,560,844	$21.917230	to	$22.898847	$33,214,501	0.50%	to	2.80%	—%	to	—%	(0.47)%	to	1.58%
2013	1,874,297	$22.019679	to	$22.543528	$39,908,287	0.50%	to	2.80%	—%	to	0.01%	33.68%	to	36.40%
Invesco V.I. Balanced Risk Allocation Fund
2017	122,565	$12.530549	to	$14.187428	$1,633,075	0.50%	to	2.40%	3.84%	to	3.92%	2.86%	to	4.33%
2016	144,195	$12.181854	to	$13.598736	$1,847,282	0.50%	to	2.40%	0.15%	to	0.18%	8.87%	to	10.96%
2015	182,225	$11.189212	to	$12.255624	$2,128,861	0.50%	to	2.40%	3.89%	to	3.93%	(6.67)%	to	(4.88)%
2014	243,094	$11.853050	to	$12.883948	$3,014,688	0.50%	to	2.70%	—%	to	—%	2.89%	to	5.18%
2013	369,128	$11.519666	to	$12.249085	$4,386,691	0.50%	to	2.70%	1.37%	to	1.50%	(1.28)%	to	0.91%
Invesco V.I. Diversified Dividend Fund
2017	394	$18.723583	to	$18.723583	$7,374	1.70%	to	1.70%	1.51%	to	1.51%	3.85%	to	3.85%
2016	424	$18.028771	to	$18.028771	$7,639	1.70%	to	1.70%	1.15%	to	1.15%	12.61%	to	12.61%
2015	456	$16.010378	to	$16.010378	$7,294	1.70%	to	1.70%	1.51%	to	1.51%	0.10%	to	0.10%
2014	487	$15.994424	to	$15.994424	$7,792	1.70%	to	1.70%	1.51%	to	1.51%	10.64%	to	10.64%
2013	520	$14.456478	to	$14.456478	$7,517	1.70%	to	1.70%	2.11%	to	2.11%	28.56%	to	28.56%
Invesco V.I. Government Money Market Fund
2017	5,714,731	$8.920996	to	$9.897097	$53,309,582	0.30%	to	2.75%	0.21%	to	0.39%	(1.67)%	to	(0.03)%
2016	5,971,300	$9.072730	to	$9.900264	$56,196,085	0.30%	to	2.75%	0.02%	to	0.09%	(2.62)%	to	(0.27)%
2015	5,557,239	$9.328886	to	$9.875737	$53,237,584	0.50%	to	2.70%	0.01%	to	0.01%	(2.65)%	to	(0.49)%
2014	6,011,140	$9.575557	to	$9.924169	$58,575,866	0.50%	to	2.75%	0.01%	to	0.01%	(2.70)%	to	(0.49)%
2013	2,143,849	$9.844166	to	$9.963797	$21,229,172	0.65%	to	2.70%	—%	to	—%	(1.56)%	to	(0.36)%
American Century VP Mid Cap Value Fund
2017	7,343	$20.086970	to	$21.399568	$155,967	0.50%	to	1.45%	1.28%	to	1.29%	5.38%	to	6.13%
2016	7,027	$19.061376	to	$20.162741	$140,836	0.50%	to	1.45%	1.55%	to	1.57%	20.95%	to	22.11%
2015	7,844	$15.759549	to	$16.512615	$128,925	0.50%	to	1.45%	1.50%	to	1.51%	(3.00)%	to	(2.07)%
2014	7,251	$16.246439	to	$16.861730	$121,938	0.50%	to	1.45%	1.04%	to	1.04%	14.57%	to	15.66%
2013	5,120	$14.180887	to	$14.578868	$74,713	0.50%	to	1.45%	0.92%	to	1.06%	28.03%	to	29.25%
American Funds Global Bond Fund
2017	1,900,290	$11.162007	to	$14.012842	$23,952,810	0.85%	to	2.75%	—%	to	—%	4.41%	to	5.90%
2016	2,046,112	$10.690698	to	$13.232531	$24,561,109	0.85%	to	2.75%	0.55%	to	0.56%	(0.07)%	to	1.85%
2015	2,367,140	$10.698377	to	$12.992812	$28,150,075	0.85%	to	2.75%	0.06%	to	0.06%	(6.67)%	to	(4.88)%
2014	3,130,737	$11.462756	to	$13.659029	$39,592,692	0.85%	to	2.75%	0.97%	to	1.39%	(1.36)%	to	0.53%
2013	3,877,209	$11.620917	to	$13.586871	$49,307,481	0.85%	to	2.75%	—%	to	—%	(5.22)%	to	(3.40)%
American Funds Global Growth and Income Fund
2017	2,473,872	$19.251735	to	$23.980330	$43,169,180	0.85%	to	2.80%	0.29%	to	0.29%	18.72%	to	20.45%
2016	2,780,558	$15.982931	to	$20.199758	$40,552,639	0.85%	to	2.80%	1.79%	to	1.85%	4.38%	to	6.44%
2015	3,275,195	$15.016349	to	$19.351769	$45,245,756	0.85%	to	2.80%	1.74%	to	1.93%	(4.07)%	to	(2.18)%
2014	4,010,516	$15.350420	to	$20.172002	$57,173,603	0.85%	to	2.80%	3.12%	to	3.55%	2.72%	to	4.75%
2013	5,126,259	$14.654969	to	$19.637414	$70,429,149	0.85%	to	2.80%	2.92%	to	3.31%	19.15%	to	21.50%
American Funds Asset Allocation Fund
2017	6,779,475	$21.630527	to	$27.059863	$149,836,429	0.85%	to	2.75%	0.27%	to	0.28%	10.48%	to	12.05%
2016	7,474,934	$19.579122	to	$24.149417	$148,582,358	0.85%	to	2.75%	1.52%	to	1.60%	6.44%	to	8.48%
2015	8,515,745	$18.394082	to	$22.260837	$157,779,281	0.85%	to	2.75%	1.30%	to	1.75%	(1.35)%	to	0.54%
2014	10,326,749	$18.646081	to	$22.141052	$192,713,621	0.85%	to	2.75%	1.46%	to	1.92%	2.54%	to	4.50%
2013	12,666,696	$18.184798	to	$21.186874	$228,180,458	0.85%	to	2.75%	1.51%	to	1.57%	20.34%	to	22.64%
American Funds Blue Chip Income and Growth Fund
2017	40,575,145	$2.281862	to	$25.368675	$80,939,088	0.85%	to	2.80%	0.33%	to	0.33%	6.86%	to	8.42%
2016	45,421,296	$2.104686	to	$23.741193	$84,142,065	0.85%	to	2.80%	1.93%	to	1.99%	15.42%	to	17.70%
2015	49,103,056	$1.788240	to	$20.568725	$78,142,230	0.85%	to	2.80%	1.53%	to	1.79%	(5.61)%	to	(3.75)%
2014	60,912,481	$1.857941	to	$21.857895	$101,517,836	0.85%	to	2.75%	2.78%	to	2.96%	12.23%	to	14.38%
2013	69,658,343	$1.624298	to	$19.475651	$102,679,347	0.85%	to	2.75%	1.68%	to	2.47%	29.39%	to	31.88%
American Funds Bond Fund
2017	7,443,869	$11.996857	to	$18.166287	$116,779,162	0.85%	to	2.75%	0.51%	to	0.52%	1.37%	to	2.81%
2016	8,048,993	$11.835007	to	$17.669273	$123,541,317	0.85%	to	2.75%	1.66%	to	1.69%	0.15%	to	2.07%
2015	9,383,611	$11.817054	to	$17.310440	$142,174,433	0.85%	to	2.75%	1.59%	to	1.88%	(2.45)%	to	(0.57)%
2014	11,634,548	$12.113335	to	$17.410454	$178,617,269	0.85%	to	2.75%	1.80%	to	2.03%	2.42%	to	4.39%
2013	14,571,483	$11.826830	to	$16.678760	$216,722,358	0.85%	to	2.75%	1.46%	to	1.94%	(4.81)%	to	(2.99)%
American Funds Global Growth Fund
2017	1,902,486	$26.333235	to	$32.481944	$48,910,429	0.85%	to	2.80%	0.08%	to	0.09%	22.98%	to	24.78%
2016	2,112,043	$21.412322	to	$26.031439	$43,944,517	0.85%	to	2.80%	0.89%	to	0.90%	(2.16)%	to	(0.23)%
2015	2,627,979	$21.884394	to	$26.091635	$55,461,338	0.85%	to	2.80%	0.78%	to	0.91%	3.98%	to	6.03%
2014	2,924,223	$21.110174	to	$24.607358	$58,852,611	0.85%	to	2.75%	1.01%	to	1.08%	(0.46)%	to	1.45%
2013	3,614,598	$21.208236	to	$24.256306	$72,622,692	0.85%	to	2.75%	1.21%	to	1.24%	25.68%	to	28.08%
American Funds Growth Fund
2017	16,742,629	$30.133008	to	$32.333161	$395,728,982	0.85%	to	2.80%	0.12%	to	0.12%	18.41%	to	20.14%
2016	19,010,681	$25.447295	to	$26.911796	$375,951,324	0.85%	to	2.80%	0.77%	to	0.77%	6.47%	to	8.56%
2015	22,437,783	$23.902017	to	$24.789585	$412,477,546	0.85%	to	2.80%	0.58%	to	0.62%	3.91%	to	5.95%
2014	27,579,415	$23.003194	to	$23.396621	$483,527,481	0.85%	to	2.80%	0.77%	to	0.80%	5.51%	to	7.59%
2013	34,857,073	$21.745969	to	$21.801334	$573,773,764	0.85%	to	2.80%	0.93%	to	1.31%	26.51%	to	29.00%
American Funds Growth-Income Fund
2017	13,875,157	$26.233522	to	$30.800679	$341,612,558	0.85%	to	2.80%	0.24%	to	0.24%	13.42%	to	15.08%
2016	15,641,611	$23.130093	to	$26.765509	$337,129,140	0.85%	to	2.80%	1.47%	to	1.47%	8.44%	to	10.58%
2015	18,478,884	$21.329406	to	$24.205306	$363,762,709	0.85%	to	2.80%	1.29%	to	1.34%	(1.35)%	to	0.60%
2014	22,806,694	$21.620632	to	$24.061873	$451,289,950	0.85%	to	2.80%	1.21%	to	1.29%	7.58%	to	9.70%
2013	29,071,667	$20.097293	to	$21.934620	$530,508,380	0.85%	to	2.80%	1.31%	to	1.99%	29.82%	to	32.37%
American Funds International Fund
2017	4,486,089	$19.412088	to	$22.882948	$83,218,268	0.85%	to	2.75%	0.31%	to	0.32%	23.44%	to	25.20%
2016	5,036,124	$15.725893	to	$18.277357	$75,344,612	0.85%	to	2.75%	1.37%	to	1.40%	0.72%	to	2.66%
2015	5,871,064	$15.612853	to	$17.804513	$86,358,475	0.85%	to	2.75%	1.41%	to	1.51%	(7.12)%	to	(5.33)%
2014	7,146,466	$16.809166	to	$18.807754	$112,288,213	0.85%	to	2.75%	0.96%	to	1.40%	(5.29)%	to	(3.48)%
2013	8,831,097	$17.748858	to	$19.485261	$145,297,514	0.85%	to	2.75%	1.41%	to	1.58%	18.34%	to	20.61%
American Funds New World Fund
2017	1,061,188	$19.013753	to	$37.743304	$32,002,625	0.85%	to	2.75%	0.13%	to	0.15%	20.79%	to	22.51%
2016	1,145,166	$15.740655	to	$30.807302	$28,455,125	0.85%	to	2.75%	0.75%	to	0.76%	2.40%	to	4.37%
2015	1,334,259	$15.371349	to	$29.518402	$32,198,956	0.85%	to	2.75%	0.54%	to	0.56%	(5.77)%	to	(3.96)%
2014	1,699,674	$16.313049	to	$30.736786	$43,223,699	0.85%	to	2.75%	0.88%	to	0.89%	(10.37)%	to	(8.65)%
2013	2,085,846	$18.200673	to	$33.647551	$58,781,086	0.85%	to	2.75%	1.22%	to	1.52%	8.36%	to	10.44%
American Funds Global Small Capitalization Fund
2017	1,268,576	$25.101492	to	$31.435107	$32,388,159	0.85%	to	2.80%	0.39%	to	0.39%	17.26%	to	18.98%
2016	1,446,887	$21.406541	to	$26.421449	$31,146,908	0.85%	to	2.80%	0.24%	to	0.24%	(0.72)%	to	1.23%
2015	1,736,645	$21.561959	to	$26.099351	$37,224,562	0.85%	to	2.80%	—%	to	—%	(2.50)%	to	(0.58)%
2014	2,095,226	$22.183189	to	$26.252305	$45,635,913	0.85%	to	2.75%	0.11%	to	0.11%	(0.65)%	to	1.26%
2013	2,693,415	$22.327880	to	$25.926040	$58,725,046	0.85%	to	2.75%	0.83%	to	0.90%	24.80%	to	27.19%
Columbia Variable Portfolio - Small Company Growth Fund
2017	1,611,112	$2.230124	to	$27.051846	$4,766,056	1.70%	to	2.80%	—%	to	—%	20.14%	to	21.13%
2016	1,854,763	$1.841082	to	$22.517686	$4,334,457	1.70%	to	2.80%	—%	to	—%	9.63%	to	10.84%
2015	2,111,620	$1.660979	to	$20.539478	$4,404,444	1.70%	to	2.80%	—%	to	—%	0.96%	to	2.07%
2014	2,612,599	$1.627215	to	$20.344567	$5,125,430	1.70%	to	2.80%	—%	to	—%	(7.27)%	to	(6.25)%
2013	3,000,847	$1.735616	to	$21.939930	$6,289,041	1.70%	to	2.80%	0.11%	to	0.11%	36.60%	to	38.11%
Wells Fargo VT Omega Growth Fund
2017	428,629	$26.709441	to	$30.828826	$797,098	1.25%	to	2.75%	0.23%	to	0.24%	22.67%	to	24.05%
2016	410,201	$21.530599	to	$25.132315	$658,776	1.25%	to	2.75%	—%	to	—%	(1.97)%	to	(0.49)%
2015	535,224	$21.635741	to	$25.636925	$866,603	1.25%	to	2.75%	—%	to	—%	(1.14)%	to	0.36%
2014	571,930	$21.558414	to	$25.931447	$933,625	1.25%	to	2.75%	—%	to	—%	1.26%	to	2.79%
2013	774,332	$1.193034	to	$20.972250	$1,224,790	1.25%	to	2.50%	0.19%	to	0.40%	36.76%	to	38.48%
Fidelity® VIP Growth Portfolio
2017	104,991	$19.802362	to	$29.974202	$2,127,784	1.25%	to	2.70%	—%	to	0.08%	25.56%	to	26.92%
2016	110,327	$15.602567	to	$23.873316	$1,750,447	1.25%	to	2.70%	—%	to	—%	(2.13)%	to	(0.70)%
2015	112,585	$15.712413	to	$24.392581	$1,819,855	1.25%	to	2.70%	0.03%	to	0.03%	4.06%	to	5.58%
2014	142,057	$14.882518	to	$23.874181	$2,099,970	1.25%	to	2.40%	—%	to	—%	8.38%	to	9.63%
2013	76,817	$13.574728	to	$22.028133	$1,151,416	1.25%	to	2.40%	0.05%	to	0.12%	32.78%	to	34.31%
Fidelity® VIP Contrafund® Portfolio
2017	776,126	$26.381148	to	$29.025369	$15,344,350	0.50%	to	2.75%	0.17%	to	0.18%	13.81%	to	15.73%
2016	900,107	$23.180801	to	$25.080544	$15,545,759	0.50%	to	2.75%	0.56%	to	0.63%	4.81%	to	7.19%
2015	1,148,684	$22.117416	to	$23.397616	$18,538,795	0.50%	to	2.75%	0.80%	to	0.82%	(2.31)%	to	(0.09)%
2014	1,393,601	$22.640127	to	$23.417586	$22,723,243	0.50%	to	2.75%	0.73%	to	0.84%	8.63%	to	11.10%
2013	1,636,395	$20.895412	to	$21.078399	$24,630,367	0.50%	to	2.70%	0.85%	to	0.86%	27.47%	to	30.30%
Fidelity® VIP Mid Cap Portfolio
2017	665,620	$27.382917	to	$27.723648	$12,769,141	0.50%	to	2.70%	0.12%	to	0.17%	11.26%	to	13.10%
2016	778,627	$24.512368	to	$24.611032	$13,298,984	0.50%	to	2.70%	0.32%	to	0.32%	8.94%	to	11.36%
2015	938,115	$22.010852	to	$22.591009	$14,496,070	0.50%	to	2.70%	0.24%	to	0.26%	(4.25)%	to	(2.12)%
2014	1,096,983	$22.487394	to	$23.593679	$17,404,971	0.50%	to	2.70%	0.02%	to	0.02%	3.21%	to	5.50%
2013	1,201,597	$21.314452	to	$22.860601	$18,323,229	0.50%	to	2.70%	0.20%	to	0.32%	32.25%	to	35.19%
Fidelity® VIP Value Strategies Portfolio
2017	31,793	$18.308723	to	$32.229938	$637,237	1.25%	to	2.75%	0.21%	to	0.22%	11.11%	to	12.36%
2016	32,475	$16.295090	to	$29.007446	$581,883	1.25%	to	2.75%	0.82%	to	0.93%	6.31%	to	7.91%
2015	41,242	$15.099990	to	$27.286308	$657,526	1.25%	to	2.75%	0.86%	to	0.88%	(5.82)%	to	(4.39)%
2014	48,293	$15.793821	to	$28.971599	$807,560	1.25%	to	2.75%	0.70%	to	0.80%	3.62%	to	5.19%
2013	94,871	$15.014580	to	$28.029835	$1,454,040	1.25%	to	2.70%	0.68%	to	0.70%	26.72%	to	28.57%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2017	17,157	$20.298611	to	$30.247926	$376,673	1.25%	to	2.40%	0.20%	to	0.27%	14.94%	to	15.93%
2016	17,768	$17.509591	to	$26.316250	$337,303	1.25%	to	2.40%	0.81%	to	1.08%	0.22%	to	1.38%
2015	21,840	$17.270582	to	$26.257268	$388,822	1.25%	to	2.40%	0.51%	to	0.99%	(1.37)%	to	(0.23)%
2014	33,313	$17.310494	to	$26.622433	$560,600	1.25%	to	2.40%	0.23%	to	0.24%	8.04%	to	9.28%
2013	60,536	$15.839793	to	$24.768200	$932,859	1.25%	to	2.30%	0.12%	to	0.13%	35.11%	to	36.54%
Fidelity® VIP Strategic Income Portfolio
2017	7,472	$15.722256	to	$15.917994	$117,987	0.50%	to	0.65%	—%	to	—%	6.22%	to	6.34%
2016	7,390	$11.555892	to	$14.968580	$109,810	0.50%	to	1.45%	—%	to	3.40%	6.46%	to	7.48%
2015	9,535	$10.854415	to	$13.927036	$126,048	0.50%	to	1.45%	2.57%	to	2.61%	(3.35)%	to	(2.42)%
2014	9,676	$11.230376	to	$14.273150	$131,512	0.50%	to	1.45%	2.85%	to	2.87%	1.89%	to	2.86%
2013	7,170	$13.783094	to	$13.876518	$99,079	0.50%	to	0.65%	3.75%	to	5.45%	(0.61)%	to	(0.46)%
Franklin Rising Dividends VIP Fund
2017	6,003,955	$24.448526	to	$28.808029	$162,346,605	0.50%	to	2.80%	1.48%	to	1.56%	11.06%	to	12.90%
2016	6,764,063	$22.014024	to	$25.517537	$163,348,929	0.50%	to	2.80%	1.35%	to	1.37%	12.84%	to	15.36%
2015	7,759,455	$19.509293	to	$22.120594	$164,590,602	0.50%	to	2.80%	1.42%	to	1.62%	(6.31)%	to	(4.23)%
2014	9,679,042	$20.822970	to	$23.097903	$217,207,566	0.50%	to	2.80%	1.29%	to	1.32%	5.72%	to	8.08%
2013	12,257,980	$19.696171	to	$21.371913	$258,059,095	0.50%	to	2.80%	1.35%	to	1.52%	26.11%	to	28.93%
Franklin Income VIP Fund
2017	15,992,752	$20.089281	to	$20.246235	$342,185,415	0.50%	to	2.80%	3.88%	to	4.16%	5.62%	to	7.43%
2016	18,020,246	$18.846757	to	$19.021188	$362,542,937	0.50%	to	2.80%	4.81%	to	4.99%	10.88%	to	13.30%
2015	21,626,662	$16.634234	to	$17.155407	$388,173,394	0.50%	to	2.80%	4.52%	to	4.62%	(9.62)%	to	(7.61)%
2014	26,930,252	$18.004152	to	$18.981745	$531,422,802	0.50%	to	2.80%	4.69%	to	4.86%	1.73%	to	4.00%
2013	33,417,486	$17.311532	to	$18.659483	$645,762,006	0.50%	to	2.80%	6.12%	to	6.19%	10.80%	to	13.29%
Franklin Large Cap Growth VIP Fund
2017	1,183,329	$21.201676	to	$23.200869	$23,247,317	1.35%	to	2.80%	0.63%	to	0.63%	18.97%	to	20.26%
2016	1,308,833	$17.629724	to	$19.501475	$21,434,368	1.35%	to	2.80%	—%	to	—%	(4.50)%	to	(3.11)%
2015	1,633,041	$18.195479	to	$20.421344	$27,760,346	1.35%	to	2.80%	—%	to	0.27%	2.71%	to	4.21%
2014	1,930,654	$17.460819	to	$19.943740	$31,676,912	1.35%	to	2.75%	1.01%	to	1.09%	9.41%	to	10.95%
2013	2,354,613	$15.737151	to	$18.228395	$35,049,205	1.35%	to	2.75%	1.08%	to	1.09%	25.15%	to	26.91%
Franklin Global Real Estate VIP Fund
2017	33,926	$19.024471	to	$24.499276	$807,928	1.40%	to	2.40%	3.07%	to	3.09%	4.71%	to	5.49%
2016	37,743	$18.169348	to	$23.224410	$855,299	1.40%	to	2.40%	1.22%	to	1.23%	(1.84)%	to	(0.86)%
2015	37,567	$18.510266	to	$23.424914	$857,471	1.40%	to	2.40%	3.07%	to	3.24%	(1.81)%	to	(0.83)%
2014	48,438	$18.852137	to	$23.620092	$1,114,608	1.40%	to	2.40%	0.44%	to	0.46%	12.28%	to	13.41%
2013	56,616	$16.789715	to	$20.826823	$1,153,745	1.40%	to	2.40%	4.38%	to	4.65%	(0.11)%	to	0.90%
Franklin Small-Mid Cap Growth VIP Fund
2017	2,635,119	$26.440991	to	$27.953702	$47,162,679	0.50%	to	2.80%	—%	to	—%	13.09%	to	15.03%
2016	2,904,627	$23.380067	to	$24.301278	$45,772,218	0.50%	to	2.80%	—%	to	—%	1.29%	to	3.52%
2015	3,367,710	$23.081525	to	$23.475745	$52,059,671	0.50%	to	2.80%	—%	to	—%	(5.35)%	to	(3.25)%
2014	4,136,936	$22.406751	to	$24.385128	$67,441,297	0.85%	to	2.80%	—%	to	—%	4.50%	to	6.56%
2013	5,125,090	$21.026849	to	$23.334129	$79,345,282	0.85%	to	2.80%	—%	to	—%	34.34%	to	36.99%
Franklin Small Cap Value VIP Fund
2017	681,437	$27.250732	to	$29.798341	$12,225,713	0.50%	to	2.75%	0.40%	to	0.52%	2.49%	to	4.16%
2016	853,643	$26.587670	to	$29.040831	$14,743,972	0.30%	to	2.75%	—%	to	0.78%	26.66%	to	29.73%
2015	876,888	$20.991766	to	$22.385491	$11,919,792	0.30%	to	2.75%	—%	to	0.69%	(9.90)%	to	(7.80)%
2014	1,107,452	$23.298291	to	$24.012610	$16,455,234	0.50%	to	2.75%	0.48%	to	0.66%	(2.16)%	to	(0.02)%
2013	1,390,083	$23.812141	to	$24.018165	$20,748,049	0.50%	to	2.75%	1.16%	to	1.32%	32.54%	to	35.44%
Franklin Strategic Income VIP Fund
2017	5,232,981	$15.412159	to	$15.516512	$102,981,111	0.50%	to	2.80%	2.70%	to	3.07%	2.21%	to	3.79%
2016	5,658,488	$14.949678	to	$15.079310	$108,493,198	0.50%	to	2.80%	3.24%	to	3.63%	5.26%	to	7.33%
2015	6,821,524	$13.929325	to	$14.325250	$122,914,593	0.50%	to	2.80%	6.30%	to	6.57%	(6.28)%	to	(4.45)%
2014	8,389,084	$14.578740	to	$15.285334	$161,317,982	0.50%	to	2.80%	5.79%	to	5.93%	(0.70)%	to	1.25%
2013	10,225,598	$14.399450	to	$15.392925	$198,652,045	0.50%	to	2.80%	5.42%	to	5.80%	0.66%	to	2.65%
Franklin Mutual Shares VIP Fund
2017	8,632,427	$20.639853	to	$23.601833	$193,229,120	0.30%	to	2.80%	—%	to	2.29%	4.13%	to	6.06%
2016	9,730,034	$19.821188	to	$22.252692	$207,416,296	0.30%	to	2.80%	—%	to	1.99%	12.85%	to	15.59%
2015	11,800,382	$17.563602	to	$19.250716	$219,877,316	0.30%	to	2.80%	—%	to	3.08%	(7.56)%	to	(5.33)%
2014	14,365,304	$19.000464	to	$20.112965	$287,959,094	0.50%	to	2.80%	1.82%	to	1.99%	4.16%	to	6.51%
2013	17,906,901	$18.240897	to	$18.883899	$343,836,287	0.50%	to	2.80%	2.02%	to	2.07%	24.72%	to	27.41%
Templeton Developing Markets VIP Fund
2017	851,422	$18.148378	to	$29.682039	$17,944,004	0.85%	to	2.75%	1.17%	to	1.22%	28.58%	to	30.41%
2016	920,120	$14.114481	to	$22.760523	$14,913,656	0.85%	to	2.75%	1.11%	to	1.14%	14.60%	to	16.80%
2015	1,065,421	$12.316326	to	$19.487393	$14,902,292	0.85%	to	2.75%	1.36%	to	2.40%	(21.61)%	to	(20.11)%
2014	1,327,897	$15.711905	to	$24.391339	$23,637,941	0.85%	to	2.75%	1.80%	to	1.97%	(10.58)%	to	(8.87)%
2013	1,694,600	$17.571473	to	$26.764414	$34,141,312	0.85%	to	2.75%	1.69%	to	1.92%	(3.43)%	to	(1.58)%
Templeton Foreign VIP Fund
2017	4,363,378	$16.439612	to	$17.322341	$64,029,241	0.30%	to	2.75%	—%	to	2.60%	11.37%	to	13.40%
2016	4,970,803	$14.761174	to	$15.275854	$64,936,858	0.30%	to	2.75%	—%	to	1.91%	4.27%	to	6.77%
2015	5,725,507	$14.122314	to	$14.156956	$71,098,235	0.50%	to	2.75%	3.06%	to	3.35%	(9.03)%	to	(7.11)%
2014	6,427,949	$15.372277	to	$15.562315	$87,143,294	0.30%	to	2.75%	—%	to	1.77%	(13.54)%	to	(11.49)%
2013	7,579,644	$17.367091	to	$18.000234	$118,072,167	0.30%	to	2.75%	—%	to	2.82%	19.64%	to	22.49%
Templeton Growth VIP Fund
2017	6,278,589	$19.835941	to	$21.436326	$111,385,969	0.50%	to	2.75%	1.43%	to	1.66%	12.61%	to	14.43%
2016	7,095,202	$17.614976	to	$18.733633	$110,930,197	0.50%	to	2.75%	1.92%	to	2.00%	6.65%	to	8.92%
2015	8,496,186	$16.517233	to	$17.199491	$123,367,075	0.50%	to	2.75%	2.41%	to	2.74%	(9.02)%	to	(7.01)%
2014	10,363,841	$18.155747	to	$18.496229	$164,202,557	0.50%	to	2.75%	1.21%	to	1.53%	(5.45)%	to	(3.37)%
2013	12,935,884	$19.140368	to	$19.202764	$215,920,588	0.50%	to	2.75%	1.94%	to	2.23%	27.27%	to	29.99%
Franklin Mutual Global Discovery VIP Fund
2017	2,077,207	$18.916485	to	$20.891039	$58,919,914	0.50%	to	2.80%	1.63%	to	1.81%	5.34%	to	7.08%
2016	2,299,590	$17.958351	to	$19.509669	$61,818,346	0.50%	to	2.80%	1.51%	to	1.71%	9.08%	to	11.46%
2015	2,724,775	$16.463719	to	$17.503562	$66,618,842	0.50%	to	2.80%	2.60%	to	2.79%	(6.31)%	to	(4.22)%
2014	3,360,539	$17.572790	to	$18.275181	$87,271,968	0.50%	to	2.80%	2.00%	to	2.13%	2.79%	to	5.07%
2013	4,135,635	$17.095911	to	$17.393302	$104,121,213	0.50%	to	2.80%	2.12%	to	2.19%	24.09%	to	26.89%
Franklin Flex Cap Growth VIP Fund
2017	585,251	$22.903604	to	$25.561696	$11,125,779	0.50%	to	2.75%	—%	to	—%	19.70%	to	21.58%
2016	638,501	$19.134239	to	$21.023945	$10,079,964	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%
2015	778,813	$20.252735	to	$21.778839	$12,899,308	0.50%	to	2.75%	—%	to	—%	1.53%	to	3.80%
2014	893,234	$17.781146	to	$19.946646	$14,474,320	0.85%	to	2.75%	—%	to	—%	3.23%	to	5.21%
2013	1,109,141	$16.901039	to	$19.323070	$17,183,794	0.85%	to	2.75%	—%	to	—%	33.76%	to	36.32%

Templeton Global Bond VIP Fund
2017	868,101	$13.664946	to	$14.518205	$12,205,381	0.50%	to	2.70%	—%	to	—%	1.63%	to	3.31%
2016	972,798	$13.446298	to	$14.053626	$13,338,093	0.50%	to	2.70%	—%	to	—%	0.13%	to	2.36%
2015	1,102,227	$13.428944	to	$13.730112	$14,919,710	0.50%	to	2.70%	6.47%	to	8.02%	(6.94)%	to	(4.87)%
2014	1,209,784	$14.430215	to	$14.432629	$17,397,591	0.50%	to	2.70%	4.46%	to	4.96%	(1.02)%	to	1.19%
2013	1,311,053	$14.263388	to	$14.578287	$18,826,191	0.50%	to	2.70%	4.45%	to	4.95%	(1.17)%	to	1.03%
Hartford Balanced HLS Fund
2017	3,928,205	$17.504974	to	$20.721068	$12,620,028	0.85%	to	2.75%	0.31%	to	0.47%	7.98%	to	9.73%
2016	4,387,479	$15.952107	to	$19.190531	$12,814,954	0.85%	to	2.75%	2.22%	to	2.53%	2.92%	to	5.14%
2015	5,237,448	$15.172419	to	$18.645311	$14,355,475	0.85%	to	2.75%	1.59%	to	1.59%	(2.78)%	to	(0.67)%
2014	6,301,401	$15.274798	to	$19.177920	$16,694,431	0.85%	to	2.75%	1.50%	to	1.60%	6.54%	to	8.86%
2013	7,677,578	$14.031437	to	$18.001299	$18,155,718	0.85%	to	2.75%	1.40%	to	1.58%	17.61%	to	20.16%
Hartford Total Return Bond HLS Fund
2017	17,106,316	$12.668770	to	$14.462344	$106,990,942	0.50%	to	2.80%	2.73%	to	2.88%	2.18%	to	4.12%
2016	18,329,294	$12.398507	to	$13.890160	$111,466,608	0.50%	to	2.80%	2.24%	to	2.59%	1.34%	to	3.97%
2015	21,485,983	$12.234802	to	$13.359427	$125,304,643	0.50%	to	2.80%	3.05%	to	3.08%	(3.55)%	to	(1.08)%
2014	25,293,527	$12.685130	to	$13.505685	$145,425,752	0.50%	to	2.80%	2.95%	to	3.26%	2.76%	to	5.36%
2013	28,918,085	$12.343982	to	$12.818679	$154,892,749	0.50%	to	2.80%	3.65%	to	4.09%	(4.37)%	to	(1.86)%
Hartford Capital Appreciation HLS Fund
2017	10,616,645	$26.315740	to	$27.360064	$106,815,563	0.50%	to	2.80%	0.15%	to	0.15%	13.73%	to	15.91%
2016	12,087,633	$23.139746	to	$23.605269	$109,530,012	0.50%	to	2.80%	0.86%	to	1.13%	2.34%	to	5.00%
2015	14,077,134	$22.482246	to	$22.611663	$122,216,277	0.50%	to	2.80%	0.66%	to	0.90%	(2.00)%	to	0.51%
2014	17,021,067	$22.367476	to	$23.072403	$145,554,664	0.50%	to	2.80%	0.62%	to	0.91%	4.08%	to	6.77%
2013	20,021,826	$20.948870	to	$22.167748	$156,772,819	0.50%	to	2.80%	0.66%	to	0.91%	34.89%	to	38.39%
Hartford Dividend and Growth HLS Fund
2017	7,500,281	$24.267186	to	$28.657474	$78,514,054	0.50%	to	2.80%	—%	to	—%	9.05%	to	11.16%
2016	8,617,177	$22.253982	to	$25.780508	$84,569,750	0.50%	to	2.80%	1.71%	to	2.06%	11.42%	to	14.31%
2015	10,083,636	$19.973005	to	$22.552591	$87,476,243	0.50%	to	2.80%	1.54%	to	1.84%	(4.13)%	to	(1.65)%
2014	12,201,452	$20.897634	to	$22.930999	$104,686,058	0.50%	to	2.75%	1.60%	to	1.89%	9.63%	to	12.40%
2013	15,217,649	$19.062349	to	$20.401863	$110,603,880	0.50%	to	2.75%	1.74%	to	1.99%	28.01%	to	31.27%

Hartford Healthcare HLS Fund
2017	13,753	$5.610148	to	$5.953763	$81,885	1.40%	to	1.75%	—%	to	—%	22.24%	to	22.56%
2016	20,225	$4.589350	to	$4.857765	$97,536	1.40%	to	1.75%	3.33%	to	3.36%	(10.22)%	to	(9.91)%
2015	29,297	$5.111962	to	$5.392026	$157,225	1.40%	to	1.75%	—%	to	—%	11.02%	to	11.41%
2014	29,421	$4.604617	to	$4.839920	$141,771	1.40%	to	1.75%	0.04%	to	0.04%	24.80%	to	25.23%
2013	40,443	$3.689662	to	$3.864674	$155,832	1.40%	to	1.75%	0.24%	to	0.30%	48.87%	to	49.39%
Hartford Global Growth HLS Fund
2017	185,705	$13.618443	to	$29.081703	$976,840	0.50%	to	2.75%	0.27%	to	0.53%	22.64%	to	24.98%
2016	237,517	$11.104106	to	$23.269366	$903,875	0.50%	to	2.75%	0.13%	to	0.68%	(1.05)%	to	1.44%
2015	257,455	$11.221450	to	$22.938184	$1,034,183	0.50%	to	2.75%	0.29%	to	0.53%	4.84%	to	7.50%
2014	262,710	$10.703557	to	$11.985136	$880,101	1.25%	to	2.75%	0.25%	to	0.46%	5.46%	to	7.04%
2013	203,091	$11.364381	to	$20.976608	$691,385	1.25%	to	2.40%	0.60%	to	0.76%	33.07%	to	34.60%
Hartford Disciplined Equity HLS Fund
2017	621,813	$28.319854	to	$31.502870	$11,563,945	0.50%	to	2.70%	—%	to	—%	10.95%	to	12.78%
2016	684,441	$25.525292	to	$27.932790	$11,480,135	0.50%	to	2.70%	0.17%	to	0.97%	2.94%	to	5.23%
2015	780,338	$24.795574	to	$26.543868	$12,535,282	0.50%	to	2.70%	0.79%	to	4.27%	3.99%	to	6.30%
2014	966,060	$17.539302	to	$23.844431	$14,807,260	0.85%	to	2.70%	0.11%	to	0.73%	13.09%	to	15.20%
2013	1,101,018	$15.225344	to	$21.085043	$14,667,571	0.85%	to	2.70%	0.96%	to	1.00%	32.20%	to	34.67%
Hartford Growth Opportunities HLS Fund
2017	1,239,351	$31.157659	to	$34.682263	$24,648,155	0.50%	to	2.75%	—%	to	—%	21.38%	to	23.43%
2016	1,435,786	$25.668615	to	$28.097800	$23,340,974	0.50%	to	2.75%	0.43%	to	0.43%	(3.19)%	to	(0.99)%
2015	1,788,705	$26.514567	to	$28.377928	$29,530,340	0.50%	to	2.75%	0.13%	to	0.13%	8.71%	to	11.18%
2014	2,294,100	$24.391204	to	$25.524668	$34,568,919	0.50%	to	2.75%	0.17%	to	0.18%	11.05%	to	13.57%
2013	2,491,105	$22.020532	to	$22.473877	$33,470,814	0.50%	to	2.70%	0.01%	to	0.01%	32.13%	to	35.07%
Hartford High Yield HLS Fund
2017	409,013	$21.034541	to	$21.864678	$6,801,747	0.50%	to	2.70%	3.05%	to	6.04%	4.69%	to	6.42%
2016	455,559	$19.765540	to	$20.885096	$7,253,753	0.50%	to	2.70%	6.03%	to	6.05%	11.21%	to	13.68%
2015	523,035	$17.386940	to	$18.780286	$7,448,045	0.50%	to	2.70%	5.92%	to	6.62%	(6.85)%	to	(4.78)%
2014	570,252	$18.260110	to	$20.162328	$8,624,985	0.50%	to	2.70%	7.29%	to	7.77%	(0.15)%	to	2.07%
2013	635,510	$17.890402	to	$20.193484	$9,349,739	0.50%	to	2.70%	8.00%	to	8.20%	3.60%	to	5.90%
Hartford International Opportunities HLS Fund
2017	1,128,968	$18.927023	to	$20.473826	$7,457,258	0.50%	to	2.75%	1.17%	to	1.45%	18.24%	to	20.43%
2016	1,204,232	$12.016012	to	$16.007910	$6,723,023	0.30%	to	2.75%	—%	to	0.95%	(1.80)%	to	0.64%
2015	1,427,251	$16.300812	to	$16.874218	$7,595,342	0.50%	to	2.75%	1.16%	to	1.50%	(1.11)%	to	1.37%
2014	1,596,986	$11.780937	to	$16.483110	$8,200,250	0.30%	to	2.75%	—%	to	1.96%	(6.74)%	to	(4.43)%
2013	2,001,900	$12.326828	to	$17.674881	$9,647,494	0.30%	to	2.75%	1.94%	to	2.41%	17.99%	to	20.91%
Hartford Small/Mid Cap Equity HLS Fund
2017	64,086	$19.861730	to	$29.414414	$1,259,363	0.85%	to	2.75%	0.62%	to	1.12%	5.89%	to	7.64%
2016	89,432	$18.452482	to	$27.778644	$1,675,453	0.85%	to	2.75%	—%	to	1.43%	13.18%	to	15.50%
2015	102,012	$15.976238	to	$25.068396	$1,650,963	0.85%	to	2.70%	0.95%	to	1.24%	(7.27)%	to	(5.54)%
2014	122,007	$16.913383	to	$27.034635	$2,087,497	0.85%	to	2.70%	1.58%	to	1.59%	2.42%	to	4.33%
2013	154,328	$16.210977	to	$26.395817	$2,486,980	0.85%	to	2.70%	1.37%	to	1.56%	33.85%	to	36.35%
Hartford MidCap HLS Fund
2017	84,564	$9.063404	to	$9.063404	$766,438	1.40%	to	1.40%	—%	to	—%	14.44%	to	14.44%
2016	89,461	$7.919670	to	$7.919670	$708,498	1.40%	to	1.40%	0.03%	to	0.03%	10.14%	to	10.14%
2015	124,922	$7.190783	to	$7.190783	$898,288	1.40%	to	1.40%	0.08%	to	0.08%	(0.07)%	to	(0.07)%

2014	157,710	$7.035554	to	$7.195953	$1,131,916	1.40%	to	1.55%	—%	to	—%	9.38%	to	9.55%
2013	172,064	$6.431994	to	$6.568778	$1,127,729	1.40%	to	1.55%	0.02%	to	0.02%	37.31%	to	37.52%
Hartford MidCap Value HLS Fund
2017	26,050	$3.165203	to	$20.021204	$329,250	1.40%	to	2.75%	0.32%	to	0.32%	5.92%	to	6.99%
2016	33,243	$2.958388	to	$18.902209	$416,875	1.40%	to	2.75%	—%	to	0.31%	9.50%	to	10.99%
2015	65,761	$2.665391	to	$17.549879	$471,761	1.40%	to	2.45%	0.30%	to	0.33%	(3.83)%	to	(2.82)%
2014	85,552	$2.742662	to	$27.925632	$632,544	1.40%	to	2.50%	0.42%	to	0.46%	5.24%	to	6.41%
2013	125,236	$2.577505	to	$26.534299	$607,498	1.40%	to	2.50%	0.54%	to	1.00%	31.05%	to	32.50%
Hartford Ultrashort Bond HLS Fund
2017	46,955,839	$7.894192	to	$9.905525	$51,396,045	0.30%	to	2.80%	0.51%	to	0.55%	(1.39)%	to	0.48%
2016	52,018,282	$8.005703	to	$9.858641	$57,724,555	0.30%	to	2.80%	0.15%	to	0.16%	(2.13)%	to	0.34%
2015	59,547,994	$8.180333	to	$9.706359	$66,818,100	0.50%	to	2.80%	—%	to	0.32%	(2.85)%	to	(0.37)%
2014	76,823,463	$8.420257	to	$9.742603	$86,508,863	0.50%	to	2.80%	—%	to	—%	(2.86)%	to	(0.40)%
2013	106,805,182	$8.668057	to	$9.781671	$121,724,972	0.50%	to	2.80%	—%	to	—%	(2.86)%	to	(0.50)%
Hartford Small Company HLS Fund
2017	644,764	$24.718024	to	$28.151276	$2,742,128	0.50%	to	2.80%	—%	to	—%	16.22%	to	18.43%
2016	696,045	$21.267803	to	$23.769976	$2,725,976	0.50%	to	2.80%	—%	to	—%	(1.01)%	to	1.54%
2015	766,328	$21.483957	to	$23.410469	$3,177,827	0.50%	to	2.80%	—%	to	—%	(10.98)%	to	(8.67)%
2014	896,294	$24.207225	to	$25.632868	$4,037,360	0.50%	to	2.75%	—%	to	—%	3.95%	to	6.54%
2013	1,147,217	$23.286857	to	$24.059989	$4,973,222	0.50%	to	2.75%	—%	to	—%	40.07%	to	43.66%
Hartford SmallCap Growth HLS Fund
2017	76,560	$24.141452	to	$27.083037	$1,519,556	1.25%	to	2.45%	0.04%	to	0.05%	13.72%	to	14.74%
2016	69,179	$21.228904	to	$23.603716	$1,160,861	1.25%	to	2.45%	0.15%	to	0.15%	9.65%	to	10.98%
2015	74,024	$19.359825	to	$21.268837	$914,747	1.25%	to	2.45%	0.06%	to	0.07%	(2.95)%	to	(1.78)%
2014	94,084	$19.949186	to	$21.654810	$1,293,400	1.25%	to	2.45%	0.02%	to	0.07%	3.27%	to	4.52%
2013	118,401	$19.316921	to	$21.207706	$1,951,842	0.85%	to	2.45%	0.39%	to	0.60%	41.37%	to	43.65%
Hartford Stock HLS Fund
2017	3,104,630	$19.744603	to	$26.879085	$6,819,179	0.85%	to	2.75%	0.06%	to	0.06%	10.82%	to	12.61%
2016	3,387,031	$17.533233	to	$24.255468	$6,634,445	0.85%	to	2.75%	1.82%	to	1.90%	4.23%	to	6.51%
2015	3,972,069	$16.462260	to	$23.270296	$7,138,262	0.85%	to	2.75%	1.79%	to	1.83%	(0.30)%	to	1.87%
2014	4,897,250	$16.159456	to	$23.339295	$8,577,560	0.85%	to	2.75%	1.71%	to	1.92%	8.02%	to	10.36%
2013	5,851,086	$14.641880	to	$21.605585	$9,363,607	0.85%	to	2.75%	1.74%	to	2.02%	28.35%	to	31.13%
Hartford U.S. Government Securities HLS Fund
2017	575,398	$9.803663	to	$11.809850	$4,687,081	0.50%	to	2.70%	2.16%	to	2.16%	(0.21)%	to	1.44%
2016	591,593	$9.824638	to	$11.642669	$4,708,241	0.50%	to	2.70%	1.56%	to	1.91%	(1.16)%	to	1.03%
2015	630,736	$9.616246	to	$11.523427	$4,931,918	0.50%	to	2.45%	1.81%	to	1.82%	(0.90)%	to	1.06%
2014	677,875	$9.703192	to	$11.403055	$5,307,328	0.50%	to	2.45%	2.27%	to	2.78%	0.33%	to	2.30%
2013	754,440	$9.671617	to	$11.146482	$5,890,729	0.50%	to	2.45%	2.27%	to	2.28%	(4.06)%	to	(2.17)%
Hartford Value HLS Fund
2017	109,046	$16.403674	to	$27.025025	$1,273,672	0.50%	to	2.45%	0.15%	to	0.15%	7.22%	to	8.79%
2016	122,918	$15.299496	to	$24.842421	$1,382,086	0.50%	to	2.45%	1.77%	to	1.81%	10.94%	to	13.13%
2015	137,005	$13.790522	to	$21.959894	$1,410,659	0.50%	to	2.45%	1.58%	to	1.58%	(5.43)%	to	(3.56)%
2014	167,091	$21.064438	to	$22.771698	$1,928,639	0.50%	to	2.70%	—%	to	1.48%	8.40%	to	10.81%
2013	177,746	$13.418558	to	$20.550139	$1,855,273	0.50%	to	2.45%	1.69%	to	1.76%	28.75%	to	31.28%
Rational Dividend Capture VA Fund+
2017	666,269	$20.086068	to	$21.502103	$3,409,781	0.50%	to	2.75%	3.31%	to	3.32%	(4.58)%	to	(2.96)%

2016	716,440	$21.050591	to	$22.157222	$3,991,887	0.50%	to	2.75%	4.42%	to	4.73%	4.07%	to	6.43%
2015	919,469	$20.227894	to	$20.817629	$4,608,990	0.50%	to	2.75%	4.21%	to	4.30%	(5.69)%	to	(3.54)%
2014	1,488,705	$21.447710	to	$21.581635	$8,928,843	0.50%	to	2.75%	3.70%	to	5.21%	7.17%	to	9.61%
2013	2,068,011	$19.689337	to	$20.012231	$9,743,486	0.50%	to	2.75%	3.00%	to	3.60%	16.71%	to	19.36%
Rational Insider Buying VA Fund+
2017	1,261,951	$2.013920	to	$26.999738	$3,477,623	0.50%	to	2.50%	0.53%	to	0.57%	8.13%	to	9.76%
2016	1,453,799	$1.862571	to	$24.598765	$3,742,389	0.50%	to	2.50%	0.61%	to	0.64%	8.26%	to	10.45%
2015	1,842,192	$1.720408	to	$22.271358	$4,353,545	0.50%	to	2.50%	0.56%	to	0.57%	(9.46)%	to	(7.63)%
2014	2,898,810	$1.900179	to	$24.110995	$7,599,317	0.50%	to	2.50%	0.30%	to	0.35%	(4.48)%	to	(2.55)%
2013	2,405,150	$1.989341	to	$24.742397	$6,269,556	0.50%	to	2.50%	0.21%	to	0.33%	28.67%	to	31.26%
Lord Abbett Fundamental Equity Fund
2017	62,809	$18.700917	to	$22.832840	$1,367,462	0.50%	to	1.50%	—%	to	—%	5.60%	to	6.40%
2016	69,743	$17.709076	to	$21.460226	$1,432,057	0.50%	to	1.50%	1.14%	to	1.20%	14.02%	to	15.17%
2015	87,998	$15.531399	to	$18.634025	$1,564,491	0.50%	to	1.50%	1.08%	to	1.19%	(4.88)%	to	(3.93)%
2014	93,914	$16.328531	to	$19.395320	$1,740,888	0.50%	to	1.50%	0.46%	to	0.46%	5.55%	to	6.61%
2013	102,882	$15.470435	to	$18.193259	$1,788,586	0.50%	to	1.50%	0.03%	to	0.23%	33.74%	to	35.08%
Lord Abbett Calibrated Dividend Growth Fund
2017	150,259	$20.820923	to	$23.318893	$2,941,862	0.85%	to	2.70%	—%	to	—%	8.37%	to	9.89%
2016	183,230	$18.947640	to	$21.517417	$3,283,453	0.85%	to	2.70%	1.15%	to	2.46%	12.04%	to	14.13%
2015	223,166	$16.602197	to	$19.205816	$3,520,410	0.85%	to	2.70%	1.48%	to	1.69%	(4.74)%	to	(2.96)%
2014	305,569	$17.108718	to	$20.161583	$5,109,504	0.85%	to	2.70%	1.52%	to	1.57%	8.57%	to	10.60%
2013	361,384	$15.469389	to	$18.569944	$5,644,241	0.85%	to	2.70%	1.38%	to	1.52%	24.52%	to	26.84%
Lord Abbett Bond Debenture Fund
2017	560,206	$18.480587	to	$19.677203	$9,765,890	0.50%	to	2.70%	—%	to	—%	5.30%	to	7.05%
2016	567,672	$17.263252	to	$18.687005	$9,315,754	0.50%	to	2.70%	4.46%	to	6.07%	9.15%	to	11.57%
2015	686,625	$15.472419	to	$17.120902	$10,198,325	0.50%	to	2.70%	1.87%	to	4.61%	(4.15)%	to	(2.02)%
2014	805,425	$15.791694	to	$17.862911	$12,336,779	0.50%	to	2.70%	4.38%	to	4.78%	1.57%	to	3.83%
2013	908,072	$15.209739	to	$17.587280	$13,507,408	0.50%	to	2.70%	3.67%	to	5.13%	5.29%	to	7.63%
Lord Abbett Growth and Income Fund
2017	102,845	$21.964385	to	$22.215610	$1,640,969	0.50%	to	2.40%	—%	to	—%	5.21%	to	6.72%
2016	116,670	$20.817381	to	$20.877488	$1,754,696	0.50%	to	2.40%	1.41%	to	1.47%	14.34%	to	16.53%
2015	141,073	$13.235429	to	$18.259686	$1,843,008	1.25%	to	2.40%	0.37%	to	1.04%	(5.17)%	to	(4.07)%
2014	215,371	$12.711398	to	$13.796996	$3,120,851	1.25%	to	2.45%	0.15%	to	0.66%	5.05%	to	6.32%
2013	322,481	$12.100599	to	$12.977394	$4,816,754	1.25%	to	2.45%	0.57%	to	1.56%	32.61%	to	34.21%
MFS® Growth Fund
2017	1,588,263	$29.755021	to	$32.357565	$27,731,191	0.30%	to	2.80%	—%	to	0.11%	20.80%	to	22.85%
2016	1,900,666	$24.631996	to	$26.339016	$26,796,913	0.30%	to	2.80%	—%	to	0.04%	(0.39)%	to	1.87%
2015	2,204,305	$24.727335	to	$25.520887	$30,701,151	0.50%	to	2.80%	—%	to	0.21%	4.59%	to	6.77%
2014	2,279,203	$23.642338	to	$23.903523	$30,022,513	0.50%	to	2.80%	—%	to	0.11%	5.94%	to	8.14%
2013	2,873,997	$22.103748	to	$22.317418	$35,800,328	0.50%	to	2.80%	0.13%	to	0.23%	33.08%	to	35.81%
MFS® Global Equity Fund
2017	202,816	$24.422016	to	$31.957097	$5,151,392	0.85%	to	2.70%	0.80%	to	0.83%	16.46%	to	18.07%
2016	218,763	$20.970437	to	$27.065192	$4,771,582	0.85%	to	2.70%	0.94%	to	0.96%	4.49%	to	6.44%
2015	246,746	$20.069905	to	$25.428183	$5,128,324	0.85%	to	2.70%	1.01%	to	1.15%	(4.04)%	to	(2.25)%
2014	294,014	$20.914881	to	$26.012901	$6,312,544	0.85%	to	2.70%	0.69%	to	0.84%	1.11%	to	2.99%
2013	384,428	$18.124901	to	$25.256535	$8,069,294	0.85%	to	2.55%	—%	to	0.79%	24.60%	to	26.73%

MFS® Investors Trust Fund
2017	2,678,550	$19.171398	to	$24.275778	$48,639,154	1.15%	to	2.80%	0.55%	to	0.73%	13.37%	to	14.58%
2016	3,098,037	$16.584360	to	$21.413220	$49,243,607	1.25%	to	2.80%	0.53%	to	0.86%	5.59%	to	6.97%
2015	3,654,707	$15.503770	to	$20.279694	$54,485,307	1.25%	to	2.80%	0.69%	to	0.92%	(2.55)%	to	(1.29)%
2014	4,597,367	$15.706113	to	$20.810395	$69,771,301	1.25%	to	2.80%	0.76%	to	0.95%	7.94%	to	9.34%
2013	6,054,205	$14.365075	to	$19.279366	$84,388,804	1.25%	to	2.80%	0.96%	to	1.05%	28.41%	to	30.10%
MFS® Mid Cap Growth Fund
2017	1,370,429	$12.004198	to	$32.044497	$14,726,018	0.85%	to	2.75%	0.12%	to	0.13%	18.27%	to	19.96%
2016	1,572,628	$10.007009	to	$27.093650	$14,169,737	0.85%	to	2.75%	—%	to	—%	2.06%	to	4.02%
2015	2,271,225	$9.620047	to	$26.545633	$19,659,627	0.85%	to	2.75%	—%	to	—%	1.77%	to	3.73%
2014	2,268,798	$9.274418	to	$26.082856	$19,245,205	0.85%	to	2.75%	—%	to	—%	5.91%	to	7.94%
2013	2,697,012	$8.592141	to	$24.627585	$21,488,201	0.85%	to	2.75%	—%	to	—%	33.99%	to	36.56%
MFS® New Discovery Fund
2017	1,300,657	$16.851742	to	$34.750409	$30,855,598	0.65%	to	2.80%	—%	to	—%	16.27%	to	17.94%
2016	1,483,583	$14.288949	to	$29.888778	$30,037,343	0.65%	to	2.80%	—%	to	—%	6.04%	to	8.09%
2015	1,738,459	$13.219046	to	$28.186188	$32,932,634	0.65%	to	2.80%	—%	to	—%	(4.60)%	to	(2.78)%
2014	2,233,899	$13.596976	to	$29.543884	$44,234,490	0.65%	to	2.80%	—%	to	—%	(9.82)%	to	(8.09)%
2013	2,871,838	$14.794347	to	$32.844644	$61,957,861	0.65%	to	2.75%	—%	to	—%	37.68%	to	40.30%
MFS® Total Return Fund
2017	7,155,188	$18.124255	to	$20.203163	$147,776,133	0.50%	to	2.75%	2.21%	to	2.41%	6.37%	to	7.98%
2016	8,086,822	$17.039000	to	$18.710636	$155,634,755	0.50%	to	2.75%	2.68%	to	2.79%	6.14%	to	8.27%
2015	9,407,888	$16.053954	to	$17.281075	$168,891,338	0.50%	to	2.75%	2.39%	to	2.71%	(3.07)%	to	(1.08)%
2014	12,236,910	$16.563028	to	$17.468930	$223,847,629	0.50%	to	2.75%	1.72%	to	1.91%	5.56%	to	7.70%
2013	15,615,193	$15.691254	to	$16.220544	$268,989,737	0.50%	to	2.75%	1.64%	to	2.00%	15.82%	to	18.15%
MFS® Value Fund
2017	2,328,429	$24.565866	to	$27.817681	$61,709,318	0.30%	to	2.80%	—%	to	1.95%	9.77%	to	11.62%
2016	2,651,324	$22.379369	to	$24.922682	$63,152,998	0.30%	to	2.80%	—%	to	2.08%	10.94%	to	13.43%
2015	3,165,663	$20.172589	to	$21.687103	$66,887,253	0.50%	to	2.80%	2.11%	to	2.31%	(3.48)%	to	(1.43)%
2014	3,800,607	$20.899410	to	$22.001303	$82,955,423	0.50%	to	2.80%	1.30%	to	1.52%	7.46%	to	9.65%
2013	4,737,281	$19.448755	to	$20.064557	$96,244,644	0.50%	to	2.80%	0.98%	to	1.69%	32.14%	to	34.92%
MFS® Total Return Bond Series
2017	5,312,943	$13.012675	to	$14.152641	$74,553,471	0.50%	to	2.80%	3.12%	to	3.41%	1.68%	to	3.24%
2016	5,749,097	$12.797583	to	$13.708924	$78,599,528	0.50%	to	2.80%	3.22%	to	3.40%	1.36%	to	3.49%
2015	6,505,496	$12.626347	to	$13.246484	$86,674,926	0.50%	to	2.80%	3.22%	to	3.45%	(3.06)%	to	(1.08)%
2014	7,654,111	$13.024355	to	$13.390681	$104,151,511	0.50%	to	2.80%	2.61%	to	2.94%	2.92%	to	5.09%
2013	9,445,216	$12.654375	to	$12.741841	$123,654,533	0.50%	to	2.80%	1.11%	to	1.68%	(3.77)%	to	(1.78)%
MFS® Research Fund
2017	176,860	$25.379535	to	$26.462157	$3,981,772	0.85%	to	2.75%	1.38%	to	1.39%	14.23%	to	15.86%
2016	185,876	$21.905803	to	$23.165645	$3,649,101	0.85%	to	2.75%	0.76%	to	0.79%	5.79%	to	7.82%
2015	216,688	$20.317840	to	$21.898439	$3,977,640	0.85%	to	2.75%	0.52%	to	0.73%	(1.93)%	to	(0.05)%
2014	301,257	$20.327821	to	$22.329543	$5,573,469	0.85%	to	2.75%	—%	to	0.82%	7.21%	to	9.27%
2013	324,638	$16.078705	to	$18.603416	$5,542,668	0.85%	to	2.50%	0.32%	to	0.33%	29.02%	to	31.17%
MFS® High Yield Portfolio
2017	2,560,103	$11.200770	to	$12.171524	$29,913,769	0.85%	to	2.80%	6.01%	to	6.49%	4.29%	to	5.82%
2016	2,755,806	$10.740269	to	$11.501580	$30,652,921	0.85%	to	2.80%	6.73%	to	6.75%	10.68%	to	12.86%
2015	3,201,384	$9.703703	to	$10.190929	$31,860,609	0.85%	to	2.80%	7.11%	to	7.11%	(6.86)%	to	(5.03)%

2014	4,054,245	$10.418731	to	$10.730506	$42,882,934	0.85%	to	2.80%	4.75%	to	5.44%	(0.03)%	to	1.94%
2013	5,186,327	$10.422041	to	$10.526650	$54,331,348	0.85%	to	2.80%	2.42%	to	2.42%	4.22%	to	5.27%
BlackRock Global Allocation V.I. Fund
2017	17,075	$13.457308	to	$13.505545	$229,163	0.50%	to	0.75%	0.42%	to	0.42%	10.31%	to	10.52%
2016	16,468	$11.552461	to	$12.220278	$200,285	0.50%	to	1.45%	—%	to	1.27%	2.31%	to	3.29%
2015	23,105	$11.291541	to	$11.831361	$270,210	0.50%	to	1.45%	0.92%	to	1.05%	(2.43)%	to	(1.49)%
2014	24,332	$11.572322	to	$12.010881	$289,987	0.50%	to	1.45%	1.89%	to	2.25%	0.46%	to	1.42%
2013	19,169	$11.842252	to	$11.910946	$227,327	0.50%	to	0.75%	1.07%	to	1.86%	13.56%	to	13.85%
BlackRock Global Opportunities V.I. Fund
2017	2,009	$20.202423	to	$20.457202	$40,729	2.00%	to	2.45%	—%	to	—%	19.08%	to	19.48%
2016	2,138	$16.965646	to	$17.122152	$36,378	2.00%	to	2.45%	1.89%	to	2.05%	1.08%	to	1.54%
2015	2,286	$16.784034	to	$16.862821	$38,427	2.00%	to	2.45%	0.98%	to	1.11%	(1.72)%	to	(1.28)%
2014	2,089	$17.078460	to	$17.081562	$35,672	2.00%	to	2.45%	1.16%	to	1.27%	(6.47)%	to	(6.05)%
2013	1,865	$18.181762	to	$18.260509	$34,025	2.00%	to	2.45%	0.34%	to	0.36%	26.64%	to	27.21%
BlackRock Large Cap Focus Growth V.I. Fund+
2017	17,953	$18.435269	to	$29.775337	$393,029	1.75%	to	2.45%	—%	to	—%	18.39%	to	19.01%
2016	23,745	$15.491046	to	$25.150778	$443,860	1.75%	to	2.45%	0.76%	to	1.07%	5.27%	to	6.01%
2015	25,661	$14.612422	to	$23.890870	$445,990	1.75%	to	2.45%	0.45%	to	0.57%	0.24%	to	0.95%
2014	26,734	$14.475438	to	$23.833152	$461,428	1.75%	to	2.45%	0.54%	to	0.56%	11.40%	to	12.18%
2013	28,927	$12.903287	to	$15.196385	$439,153	1.75%	to	2.15%	0.49%	to	0.70%	31.07%	to	31.60%
BlackRock Equity Dividend V.I. Fund
2017	36,651	$18.131193	to	$19.315296	$700,785	0.50%	to	1.45%	0.74%	to	0.80%	9.39%	to	10.17%
2016	40,661	$16.574538	to	$17.532485	$705,620	0.50%	to	1.45%	1.46%	to	1.54%	14.39%	to	15.48%
2015	50,589	$14.489678	to	$15.182254	$760,676	0.50%	to	1.45%	1.45%	to	1.45%	(2.25)%	to	(1.31)%
2014	48,032	$14.822529	to	$15.384149	$732,802	0.50%	to	1.45%	1.45%	to	1.49%	7.50%	to	8.52%
2013	71,399	$13.788918	to	$14.176061	$1,005,774	0.50%	to	1.45%	1.69%	to	1.71%	22.33%	to	23.50%
Morgan Stanley VIF Core Plus Fixed Income Portfolio+
2017	4,013	$11.219494	to	$11.219494	$45,023	1.70%	to	1.70%	2.92%	to	2.92%	3.79%	to	3.79%
2016	4,051	$10.810072	to	$10.810072	$43,794	1.70%	to	1.70%	1.67%	to	1.67%	4.08%	to	4.08%
2015	4,119	$10.386757	to	$10.386757	$42,783	1.70%	to	1.70%	3.22%	to	3.22%	(2.50)%	to	(2.50)%
2014	4,187	$10.653472	to	$10.653472	$44,603	1.70%	to	1.70%	2.57%	to	2.57%	5.75%	to	5.75%
2013	3,079	$10.073973	to	$10.073973	$31,013	1.70%	to	1.70%	—%	to	—%	0.74%	to	0.74%
Morgan Stanley VIF Growth Portfolio+
2017	14,241	$18.181750	to	$19.299440	$268,295	1.35%	to	2.75%	—%	to	—%	30.21%	to	31.59%
2016	17,208	$13.963132	to	$14.666750	$247,562	1.35%	to	2.75%	—%	to	—%	(4.58)%	to	(3.24)%
2015	17,531	$14.633999	to	$15.157585	$262,035	1.35%	to	2.75%	—%	to	—%	8.93%	to	10.47%
2014	18,621	$13.434144	to	$13.721383	$253,346	1.35%	to	2.75%	—%	to	—%	3.21%	to	4.67%
2013	21,059	$13.016247	to	$13.109696	$275,252	1.35%	to	2.75%	—%	to	—%	30.16%	to	31.10%
Morgan Stanley VIF Mid Cap Growth Portfolio+
2017	85,175	$17.819507	to	$26.549462	$1,433,576	0.85%	to	2.70%	—%	to	—%	27.45%	to	29.23%
2016	99,265	$13.788729	to	$20.830859	$1,299,458	0.85%	to	2.70%	—%	to	—%	(11.27)%	to	(9.61)%
2015	114,453	$15.255417	to	$23.477293	$1,673,534	0.85%	to	2.70%	—%	to	—%	(8.49)%	to	(6.79)%
2014	127,397	$16.365859	to	$25.656623	$2,008,157	0.85%	to	2.70%	—%	to	—%	(0.87)%	to	0.98%
2013	148,044	$16.207149	to	$25.882254	$2,321,328	0.85%	to	2.70%	0.22%	to	0.25%	33.83%	to	36.32%
Invesco V.I. American Value Fund
2017	59,295	$16.131665	to	$18.803418	$1,070,651	0.85%	to	2.45%	0.53%	to	0.60%	2.06%	to	3.30%

2016	53,924	$15.805692	to	$18.203574	$950,108	0.85%	to	2.45%	0.12%	to	0.12%	12.43%	to	14.24%
2015	46,583	$14.058086	to	$15.933971	$721,691	0.85%	to	2.45%	0.01%	to	0.01%	(11.55)%	to	(10.13)%
2014	51,282	$15.894550	to	$17.729300	$888,880	0.85%	to	2.45%	0.19%	to	0.27%	6.83%	to	8.55%
2013	66,877	$14.878459	to	$16.332597	$1,067,146	0.85%	to	2.45%	0.53%	to	0.55%	30.69%	to	32.80%
Morgan Stanley Mid Cap Growth Portfolio+
2017	—	$14.553666	to	$16.477865	$—	1.35%	to	2.20%	—%	to	—%	25.12%	to	25.91%
2016	9,787	$11.631839	to	$13.086696	$126,671	1.35%	to	2.20%	—%	to	—%	(11.40)%	to	(10.64)%
2015	8,862	$13.128552	to	$14.645554	$128,306	1.35%	to	2.20%	—%	to	—%	(8.84)%	to	(8.06)%
2014	9,586	$14.401329	to	$15.929315	$151,149	1.35%	to	2.20%	—%	to	—%	(1.41)%	to	(0.57)%
2013	18,343	$14.607207	to	$16.020231	$283,325	1.35%	to	2.20%	0.06%	to	0.06%	34.37%	to	35.52%
BlackRock Capital Appreciation V.I. Fund
2017	29,121	$17.661633	to	$18.815123	$550,597	0.50%	to	1.45%	—%	to	—%	22.28%	to	23.15%
2016	36,553	$14.443338	to	$15.278228	$559,679	0.50%	to	1.45%	—%	to	—%	(1.57)%	to	(0.63)%
2015	40,469	$14.673899	to	$15.375355	$624,328	0.50%	to	1.45%	—%	to	—%	5.08%	to	6.08%
2014	41,319	$13.965119	to	$14.494328	$597,189	0.50%	to	1.45%	—%	to	—%	6.99%	to	8.01%
2013	68,704	$13.052518	to	$13.419051	$919,749	0.50%	to	1.45%	—%	to	—%	31.48%	to	32.73%
Columbia Variable Portfolio - Asset Allocation Fund
2017	914,664	$1.731058	to	$19.496322	$1,895,201	1.70%	to	2.80%	1.62%	to	1.65%	8.32%	to	9.21%
2016	1,027,526	$1.585011	to	$17.999392	$1,929,599	1.70%	to	2.80%	2.22%	to	2.23%	2.45%	to	3.58%
2015	1,615,330	$1.530186	to	$17.569038	$2,685,616	1.70%	to	2.80%	2.01%	to	2.07%	(1.72)%	to	(0.64)%
2014	1,975,569	$1.390229	to	$1.539994	$3,266,714	1.70%	to	2.50%	2.27%	to	2.50%	7.33%	to	8.19%
2013	2,523,886	$1.295289	to	$1.423392	$3,713,728	1.70%	to	2.50%	2.39%	to	2.43%	15.25%	to	16.18%
Columbia Variable Portfolio - Dividend Opportunity Fund
2017	497,234	$13.911635	to	$14.929387	$7,214,939	1.70%	to	2.80%	—%	to	—%	6.07%	to	6.95%
2016	552,896	$13.115961	to	$13.959804	$7,528,292	1.70%	to	2.80%	—%	to	—%	10.53%	to	11.75%
2015	638,628	$11.866359	to	$12.491639	$7,817,514	1.70%	to	2.80%	—%	to	—%	(5.34)%	to	(4.29)%
2014	729,017	$12.535952	to	$13.052025	$9,365,686	1.70%	to	2.80%	—%	to	—%	7.04%	to	8.22%
2013	844,488	$11.711566	to	$12.060362	$10,069,242	1.70%	to	2.80%	—%	to	—%	23.32%	to	24.68%
Columbia Variable Portfolio - Income Opportunities Fund
2017	505,675	$11.045348	to	$11.609131	$5,762,605	1.70%	to	2.80%	6.18%	to	6.28%	4.22%	to	5.08%
2016	551,922	$10.598072	to	$11.048118	$6,004,460	1.70%	to	2.80%	10.70%	to	10.87%	7.87%	to	9.06%
2015	613,284	$9.825034	to	$10.130224	$6,144,082	1.70%	to	2.80%	9.20%	to	9.34%	(3.73)%	to	(2.67)%
2014	741,140	$10.214820	to	$10.407596	$7,660,597	1.70%	to	2.75%	—%	to	—%	1.20%	to	2.27%
2013	895,545	$10.093976	to	$10.177068	$9,087,876	1.70%	to	2.75%	5.48%	to	6.18%	0.94%	to	1.77%

Columbia Variable Portfolio - Mid Cap Growth Fund
2017	475,769	$14.672594	to	$15.386639	$7,167,759	1.70%	to	2.75%	—%	to	—%	14.75%	to	15.65%
2016	519,137	$12.787005	to	$13.304866	$6,786,779	1.70%	to	2.75%	—%	to	—%	(0.48)%	to	0.57%
2015	600,424	$12.848975	to	$13.229680	$7,843,268	1.70%	to	2.75%	—%	to	—%	2.75%	to	3.84%
2014	708,214	$12.505029	to	$12.741041	$8,951,793	1.70%	to	2.75%	—%	to	—%	4.50%	to	5.60%
2013	828,931	$11.966406	to	$12.064865	$9,966,805	1.70%	to	2.75%	—%	to	—%	19.66%	to	20.65%
Oppenheimer Capital Appreciation Fund/VA
2017	35,265	$15.306209	to	$17.170951	$586,995	1.25%	to	2.45%	0.01%	to	0.01%	17.32%	to	18.38%
2016	38,555	$13.046402	to	$14.504715	$543,614	1.25%	to	2.45%	0.11%	to	0.12%	(4.79)%	to	(3.64)%
2015	62,594	$13.703122	to	$15.052983	$925,014	1.25%	to	2.45%	—%	to	—%	0.77%	to	1.98%
2014	72,050	$14.760057	to	$22.965685	$1,049,576	1.25%	to	2.70%	—%	to	0.18%	12.06%	to	13.70%
2013	54,304	$12.104780	to	$12.981843	$697,834	1.25%	to	2.45%	0.74%	to	0.75%	26.30%	to	27.82%

Oppenheimer Global Fund/VA
2017	296,111	$18.549443	to	$25.572387	$5,234,873	0.85%	to	2.70%	0.68%	to	0.76%	24.58%	to	26.32%
2016	317,145	$14.684228	to	$20.526498	$4,470,280	0.85%	to	2.70%	0.77%	to	0.77%	(2.82)%	to	(1.00)%
2015	400,978	$14.832940	to	$21.121837	$5,721,917	0.85%	to	2.70%	0.94%	to	1.06%	0.91%	to	2.79%
2014	480,986	$14.429674	to	$20.931410	$6,711,569	0.85%	to	2.70%	0.83%	to	0.86%	(0.66)%	to	1.19%
2013	530,619	$14.259651	to	$21.071035	$7,345,651	0.85%	to	2.70%	1.15%	to	1.17%	23.61%	to	25.92%
Oppenheimer Main Street Fund®/VA+
2017	47,652	$17.716424	to	$20.065897	$925,546	1.15%	to	2.45%	1.02%	to	1.02%	12.29%	to	13.39%
2016	63,862	$17.541290	to	$24.640162	$1,126,233	1.25%	to	2.40%	0.75%	to	0.92%	8.66%	to	9.92%
2015	33,266	$15.958911	to	$22.676715	$544,744	1.25%	to	2.40%	0.65%	to	0.71%	0.66%	to	1.83%
2014	48,941	$15.672806	to	$22.120031	$771,616	1.25%	to	2.70%	—%	to	0.65%	7.46%	to	9.03%
2013	89,501	$14.374844	to	$20.901096	$1,276,256	1.25%	to	2.40%	0.85%	to	0.87%	28.32%	to	29.81%
Oppenheimer Main Street Small Cap Fund/VA
2017	189,976	$23.691337	to	$32.043359	$4,286,655	0.85%	to	2.70%	0.65%	to	0.66%	9.74%	to	11.27%
2016	222,152	$21.291496	to	$29.199890	$4,535,693	0.85%	to	2.70%	0.25%	to	0.25%	14.54%	to	16.68%
2015	266,731	$18.248414	to	$25.493533	$4,687,398	0.85%	to	2.70%	0.61%	to	0.63%	(8.60)%	to	(6.89)%
2014	323,355	$19.598483	to	$27.891160	$6,129,610	0.85%	to	2.70%	0.62%	to	0.66%	8.68%	to	10.71%
2013	380,278	$17.702586	to	$25.663354	$6,526,667	0.85%	to	2.70%	0.64%	to	0.71%	36.88%	to	39.43%
Oppenheimer Equity Income Fund/VA+
2017	—	$13.154706	to	$14.697871	$—	1.25%	to	2.45%	2.13%	to	2.19%	3.64%	to	4.16%
2016	20,584	$12.692256	to	$14.110975	$284,264	1.25%	to	2.45%	5.25%	to	5.26%	12.34%	to	13.70%
2015	22,574	$11.297861	to	$12.410922	$274,799	1.25%	to	2.45%	2.71%	to	2.91%	(12.00)%	to	(10.94)%
2014	24,066	$13.935715	to	$20.291605	$335,468	1.25%	to	2.70%	—%	to	1.46%	7.78%	to	9.35%
2013	19,970	$11.882762	to	$12.743814	$251,413	1.25%	to	2.45%	1.15%	to	1.17%	25.59%	to	27.11%
Putnam VT Diversified Income Fund
2017	841,940	$14.755197	to	$18.338889	$11,785,654	0.85%	to	2.70%	5.49%	to	5.56%	3.61%	to	5.05%
2016	929,770	$14.045264	to	$17.700565	$12,444,852	0.85%	to	2.70%	7.02%	to	7.16%	2.61%	to	4.53%
2015	1,120,054	$13.436838	to	$17.249985	$14,450,912	0.85%	to	2.70%	9.15%	to	9.19%	(4.94)%	to	(3.17)%
2014	1,264,497	$13.876408	to	$18.147034	$16,981,470	0.85%	to	2.70%	7.86%	to	8.24%	(2.33)%	to	(0.50)%
2013	1,465,125	$13.946422	to	$18.579157	$20,076,797	0.85%	to	2.70%	3.08%	to	3.24%	4.94%	to	6.90%
Putnam VT Global Asset Allocation Fund
2017	43,597	$16.936120	to	$23.087606	$725,126	1.25%	to	2.40%	1.45%	to	1.46%	8.64%	to	9.58%
2016	45,602	$15.454823	to	$21.250834	$694,957	1.25%	to	2.40%	1.74%	to	2.21%	4.18%	to	5.39%
2015	43,479	$14.664852	to	$20.397890	$631,283	1.25%	to	2.40%	1.06%	to	3.48%	(2.20)%	to	(1.07)%
2014	32,187	$14.823677	to	$20.857346	$474,935	1.25%	to	2.40%	2.56%	to	5.34%	6.83%	to	8.06%
2013	62,065	$13.717537	to	$19.524199	$996,265	1.25%	to	2.40%	2.21%	to	2.49%	16.66%	to	18.01%
Putnam VT Growth Opportunities Fund
2017	146,814	$12.746809	to	$12.909125	$1,890,410	0.50%	to	1.45%	0.11%	to	0.11%	21.56%	to	22.43%
2016	184,130	$10.485674	to	$10.543823	$1,939,236	0.50%	to	1.45%	—%	to	—%	4.86%	to	5.44%
Putnam VT International Value Fund
2017	3,800	$9.976235	to	$16.606870	$37,500	1.25%	to	2.30%	1.42%	to	1.49%	19.50%	to	20.44%
2016	14,262	$8.283132	to	$13.897450	$114,925	1.25%	to	2.30%	1.55%	to	2.37%	(1.19)%	to	(0.15)%
2015	22,418	$8.295657	to	$14.065519	$181,713	1.25%	to	2.30%	1.30%	to	1.33%	(4.23)%	to	(3.22)%
2014	23,587	$8.571474	to	$14.686660	$198,254	1.25%	to	2.30%	1.33%	to	1.51%	(11.55)%	to	(10.61)%
2013	25,866	$9.589137	to	$16.603933	$244,253	1.25%	to	2.30%	2.39%	to	2.52%	19.43%	to	20.69%
Putnam VT International Equity Fund

2017	30,414	$11.248582	to	$16.673983	$333,973	0.85%	to	2.75%	0.44%	to	2.22%	20.09%	to	21.82%
2016	32,659	$8.913224	to	$13.884178	$294,529	1.25%	to	2.75%	3.35%	to	3.70%	(5.10)%	to	(3.67)%
2015	49,032	$9.252407	to	$14.630565	$441,289	1.25%	to	2.75%	1.10%	to	1.15%	(2.58)%	to	(1.10)%
2014	45,974	$9.355678	to	$15.017522	$421,137	1.25%	to	2.75%	—%	to	0.89%	(9.31)%	to	(7.94)%
2013	53,270	$9.446836	to	$10.162125	$576,510	1.25%	to	2.50%	1.41%	to	1.71%	24.91%	to	26.48%
Putnam VT Small Cap Value Fund
2017	14,673	$21.066406	to	$28.960621	$302,788	0.85%	to	2.70%	0.15%	to	0.70%	2.71%	to	4.14%
2016	13,471	$19.525830	to	$28.197366	$276,555	1.25%	to	2.70%	—%	to	1.05%	24.10%	to	25.91%
2015	9,883	$14.115548	to	$15.507856	$163,592	1.25%	to	2.45%	0.83%	to	1.05%	(6.56)%	to	(5.43)%
2014	14,308	$15.106103	to	$16.398051	$274,439	1.25%	to	2.45%	0.32%	to	0.39%	0.93%	to	2.15%
2013	115,178	$14.966864	to	$16.053056	$2,440,595	1.25%	to	2.45%	0.65%	to	0.75%	36.23%	to	37.87%
JPMorgan Insurance Trust Core Bond Portfolio
2017	2,358,041	$12.302593	to	$13.033025	$33,442,432	1.25%	to	2.40%	2.57%	to	2.62%	1.35%	to	2.23%
2016	2,561,530	$12.138605	to	$12.748775	$35,591,635	1.25%	to	2.40%	2.77%	to	2.84%	(0.31)%	to	0.85%
2015	3,006,288	$12.175891	to	$12.641709	$41,578,351	1.25%	to	2.40%	3.61%	to	3.88%	(1.28)%	to	(0.14)%
2014	3,881,017	$12.333558	to	$12.659001	$53,888,162	1.25%	to	2.40%	3.84%	to	3.86%	2.43%	to	3.61%
2013	4,840,343	$12.040964	to	$12.217394	$65,170,524	1.25%	to	2.40%	4.55%	to	4.62%	(3.81)%	to	(2.69)%
JPMorgan Insurance Trust U.S. Equity Portfolio
2017	177,841	$26.630292	to	$28.922051	$4,778,651	1.35%	to	2.40%	0.88%	to	0.90%	12.18%	to	13.07%
2016	208,022	$23.552269	to	$25.781403	$4,941,254	1.35%	to	2.40%	1.00%	to	1.01%	8.31%	to	9.45%
2015	251,763	$21.518700	to	$23.804022	$5,467,830	1.35%	to	2.40%	1.14%	to	1.14%	(1.53)%	to	(0.49)%
2014	307,001	$17.827021	to	$24.173549	$6,700,919	1.25%	to	2.40%	—%	to	0.95%	11.20%	to	12.49%
2013	369,037	$19.243071	to	$21.738466	$7,175,293	1.35%	to	2.40%	1.21%	to	1.33%	32.99%	to	34.39%
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio+
2017	—	$19.905020	to	$29.087587	$—	1.25%	to	2.40%	—%	to	—%	3.96%	to	4.45%
2016	225,916	$19.056887	to	$27.980930	$5,729,698	1.25%	to	2.40%	0.73%	to	0.75%	9.38%	to	10.64%
2015	269,373	$17.224146	to	$25.582389	$6,192,871	1.25%	to	2.40%	0.35%	to	0.65%	(8.10)%	to	(7.04)%
2014	330,353	$18.528810	to	$27.838671	$8,187,654	1.25%	to	2.40%	0.63%	to	0.65%	13.12%	to	14.42%
2013	430,868	$16.193109	to	$24.610629	$9,333,904	1.25%	to	2.40%	1.02%	to	1.05%	37.26%	to	38.84%
JPMorgan Insurance Trust Mid Cap Value Portfolio
2017	125,615	$27.584502	to	$31.005911	$3,483,094	1.35%	to	2.40%	0.80%	to	0.82%	6.63%	to	7.48%
2016	147,100	$25.665526	to	$29.077072	$3,791,920	1.35%	to	2.40%	0.87%	to	0.87%	11.98%	to	13.16%
2015	177,496	$22.681297	to	$25.967316	$4,053,803	1.35%	to	2.40%	0.98%	to	1.01%	(4.96)%	to	(3.96)%
2014	214,666	$18.991034	to	$27.323907	$5,113,560	1.25%	to	2.40%	0.68%	to	0.79%	12.38%	to	13.68%
2013	284,535	$16.705994	to	$24.314080	$6,014,616	1.25%	to	2.40%	1.02%	to	1.12%	29.17%	to	30.66%
Putnam VT Equity Income Fund
2017	5,061	$22.117664	to	$28.888944	$143,106	0.50%	to	0.75%	1.70%	to	1.71%	11.03%	to	11.23%
2016	5,229	$20.012284	to	$25.971361	$133,076	0.50%	to	1.45%	—%	to	1.79%	12.01%	to	13.08%
2015	8,387	$17.866924	to	$22.967914	$174,014	0.50%	to	1.45%	1.60%	to	1.61%	(4.44)%	to	(3.53)%
2014	8,427	$18.696791	to	$23.807401	$182,017	0.50%	to	1.45%	—%	to	1.70%	11.04%	to	12.10%
2013	3,045	$16.413133	to	$21.237933	$63,117	0.50%	to	0.75%	1.90%	to	1.91%	31.43%	to	31.75%
PIMCO All Asset Fund
2017	11,338	$12.000776	to	$12.785174	$143,117	0.50%	to	1.45%	2.53%	to	2.54%	8.95%	to	9.73%
2016	11,674	$11.014586	to	$11.651192	$134,456	0.50%	to	1.45%	2.35%	to	2.53%	11.28%	to	12.34%
2015	12,237	$9.898136	to	$10.371232	$125,613	0.50%	to	1.45%	2.22%	to	3.12%	(10.49)%	to	(9.64)%
2014	14,522	$11.058750	to	$11.477712	$165,373	0.50%	to	1.45%	5.10%	to	5.11%	(0.99)%	to	(0.05)%

2013	14,599	$11.169440	to	$11.482988	$166,670	0.50%	to	1.45%	4.50%	to	4.52%	(1.33)%	to	(0.39)%
PIMCO StocksPLUS Global Portfolio
2017	29,657	$13.092672	to	$13.948412	$409,431	0.50%	to	1.45%	3.28%	to	3.34%	15.79%	to	16.61%
2016	37,054	$11.307594	to	$11.961135	$438,441	0.50%	to	1.45%	5.01%	to	5.06%	6.20%	to	7.21%
2015	44,135	$10.647811	to	$11.156688	$487,826	0.50%	to	1.45%	5.82%	to	5.83%	(10.33)%	to	(9.47)%
2014	41,924	$11.874091	to	$12.323864	$513,126	0.50%	to	1.45%	—%	to	—%	(0.55)%	to	0.40%
2013	65,531	$11.939466	to	$12.274554	$799,977	0.50%	to	1.45%	2.09%	to	2.19%	17.48%	to	18.60%
PIMCO Global Multi-Asset Managed Allocation Portfolio
2017	786	$10.710219	to	$10.710219	$8,417	1.45%	to	1.45%	1.51%	to	1.51%	9.53%	to	9.53%
2016	838	$9.777967	to	$9.777967	$8,191	1.45%	to	1.45%	2.18%	to	2.18%	2.42%	to	2.42%
2015	1,127	$9.546608	to	$9.546608	$10,755	1.45%	to	1.45%	1.50%	to	1.50%	(1.69)%	to	(1.69)%
2014	1,479	$9.711208	to	$9.711208	$14,359	1.45%	to	1.45%	2.50%	to	2.50%	3.07%	to	3.07%
2013	1,287	$9.422341	to	$9.422341	$12,126	1.45%	to	1.45%	3.15%	to	3.15%	(9.23)%	to	(9.23)%
Jennison 20/20 Focus Fund
2017	11,125	$2.442177	to	$26.409999	$31,727	1.40%	to	2.00%	—%	to	—%	21.61%	to	22.16%
2016	15,002	$2.008202	to	$21.619448	$54,270	1.40%	to	2.00%	—%	to	—%	(0.77)%	to	(0.18)%
2015	18,387	$2.023887	to	$21.657844	$85,344	1.40%	to	2.00%	—%	to	—%	3.77%	to	4.39%
2014	19,143	$1.950413	to	$20.746804	$84,887	1.40%	to	2.00%	—%	to	—%	4.59%	to	5.22%
2013	38,613	$1.864812	to	$19.717593	$144,028	1.40%	to	2.00%	—%	to	—%	26.79%	to	27.56%
Jennison Fund
2017	60,044	$1.867547	to	$15.234809	$160,408	1.40%	to	2.35%	—%	to	—%	25.15%	to	26.04%
2016	61,143	$1.492264	to	$12.087007	$133,406	1.40%	to	2.35%	—%	to	—%	(3.58)%	to	(2.66)%
2015	63,080	$1.547742	to	$12.417700	$155,175	1.40%	to	2.35%	—%	to	—%	8.45%	to	9.49%
2014	65,300	$1.427132	to	$11.341760	$151,007	1.40%	to	2.35%	—%	to	—%	7.04%	to	8.06%
2013	70,640	$1.333306	to	$10.495963	$171,440	1.40%	to	2.35%	—%	to	—%	33.93%	to	35.21%
Prudential Value Portfolio
2017	9,870	$1.773996	to	$1.981401	$18,958	1.40%	to	2.10%	—%	to	—%	8.01%	to	8.58%
2016	24,960	$1.642440	to	$1.824867	$44,591	1.40%	to	2.10%	—%	to	—%	8.65%	to	9.41%
2015	27,009	$1.511691	to	$1.667869	$44,106	1.40%	to	2.10%	—%	to	—%	(10.45)%	to	(9.82)%
2014	35,071	$1.688033	to	$1.849417	$63,429	1.40%	to	2.10%	—%	to	—%	7.38%	to	8.14%
2013	44,030	$1.571987	to	$1.710270	$73,096	1.40%	to	2.10%	—%	to	—%	29.78%	to	30.69%
Prudential SP International Growth Portfolio
2017	7,148	$1.229222	to	$1.387721	$9,920	1.40%	to	2.15%	—%	to	—%	27.44%	to	28.16%
2016	11,950	$0.964520	to	$1.082783	$12,396	1.40%	to	2.15%	—%	to	—%	(6.20)%	to	(5.49)%
2015	12,266	$1.028283	to	$1.145724	$13,515	1.40%	to	2.15%	—%	to	—%	0.89%	to	1.65%
2014	12,584	$1.019173	to	$1.127083	$13,687	1.40%	to	2.15%	—%	to	—%	(8.12)%	to	(7.42)%
2013	12,758	$1.142761	to	$1.217463	$15,201	1.40%	to	1.90%	—%	to	—%	16.28%	to	16.87%
ClearBridge Variable Dividend Strategy Portfolio
2017	1,388	$17.123955	to	$17.123955	$23,767	1.40%	to	1.40%	0.13%	to	0.13%	11.44%	to	11.44%
2016	1,385	$15.365722	to	$15.365722	$21,280	1.40%	to	1.40%	1.33%	to	1.33%	13.39%	to	13.39%
2015	1,814	$13.551233	to	$13.551233	$24,578	1.40%	to	1.40%	1.10%	to	1.10%	(5.63)%	to	(5.63)%
2014	5,561	$14.360146	to	$14.360146	$79,854	1.40%	to	1.40%	2.77%	to	2.77%	12.03%	to	12.03%
2013	3,413	$12.817744	to	$12.817744	$43,742	1.40%	to	1.40%	1.49%	to	1.49%	24.19%	to	24.19%
Western Asset Variable Global High Yield Bond Portfolio
2017	13,829	$2.572767	to	$2.572767	$35,578	1.40%	to	1.40%	—%	to	—%	6.77%	to	6.77%
2016	14,120	$2.409606	to	$2.409606	$34,023	1.40%	to	1.40%	4.76%	to	4.76%	14.00%	to	14.00%

2015	20,395	$2.113727	to	$2.113727	$43,110	1.40%	to	1.40%	6.10%	to	6.10%	(7.15)%	to	(7.15)%
2014	20,880	$2.276448	to	$2.276448	$47,531	1.40%	to	1.40%	7.17%	to	7.17%	(2.53)%	to	(2.53)%
2013	25,701	$2.228463	to	$2.335447	$59,494	1.40%	to	1.75%	6.01%	to	6.02%	4.43%	to	4.79%
ClearBridge Variable Large Cap Value Portfolio
2017	274,080	$2.409970	to	$2.475133	$677,399	1.40%	to	1.55%	0.05%	to	0.05%	8.45%	to	8.57%
2016	291,027	$2.222184	to	$2.279705	$662,586	1.40%	to	1.55%	1.43%	to	1.59%	11.26%	to	11.43%
2015	336,925	$1.997233	to	$2.045867	$688,569	1.40%	to	1.55%	1.41%	to	1.49%	(4.36)%	to	(4.22)%
2014	397,427	$2.077319	to	$2.135987	$847,877	1.40%	to	1.60%	1.71%	to	5.60%	9.94%	to	10.16%
2013	124,316	$1.898638	to	$1.939051	$240,740	1.40%	to	1.55%	1.52%	to	1.69%	30.34%	to	30.53%
Invesco V.I. Growth and Income Fund
2017	65,151	$19.576878	to	$23.438619	$1,291,630	0.85%	to	2.75%	1.17%	to	1.28%	6.73%	to	8.26%
2016	80,338	$18.083109	to	$21.961036	$1,494,723	0.85%	to	2.75%	0.90%	to	0.91%	16.19%	to	18.42%
2015	85,325	$15.270465	to	$18.900842	$1,353,083	0.85%	to	2.75%	2.55%	to	2.61%	(5.94)%	to	(4.13)%
2014	99,844	$15.928552	to	$20.093823	$1,644,004	0.85%	to	2.75%	1.24%	to	1.45%	6.98%	to	9.03%
2013	119,603	$14.608687	to	$18.782197	$1,807,129	0.85%	to	2.75%	1.23%	to	1.29%	30.14%	to	32.64%
Invesco V.I. Comstock Fund
2017	8,479	$25.360797	to	$28.301356	$222,025	1.35%	to	2.75%	1.99%	to	3.01%	7.16%	to	8.29%
2016	9,115	$23.667346	to	$26.135580	$218,390	1.35%	to	2.75%	1.33%	to	1.34%	13.81%	to	15.42%
2015	11,161	$20.794676	to	$22.644138	$234,196	1.35%	to	2.75%	1.02%	to	1.69%	(8.74)%	to	(7.45)%
2014	14,920	$22.786296	to	$24.467663	$344,156	1.35%	to	2.75%	0.46%	to	0.77%	6.14%	to	7.64%
2013	21,306	$21.467646	to	$22.731362	$461,999	1.35%	to	2.75%	1.43%	to	1.46%	31.98%	to	33.84%
Invesco V.I. American Franchise Fund
2017	930,730	$17.779847	to	$20.198363	$17,515,264	0.85%	to	2.80%	0.01%	to	0.08%	20.85%	to	22.63%
2016	991,273	$14.711905	to	$16.470522	$15,346,497	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
2015	1,171,229	$14.794375	to	$16.242854	$18,063,322	0.85%	to	2.80%	—%	to	—%	2.11%	to	4.12%
2014	1,365,951	$14.489106	to	$15.600423	$20,422,512	0.85%	to	2.80%	0.04%	to	0.04%	5.45%	to	7.52%
2013	1,684,210	$13.759971	to	$14.509057	$23,661,515	0.85%	to	2.75%	0.44%	to	0.47%	36.34%	to	38.95%
Invesco V.I. Mid Cap Growth Fund
2017	175,955	$15.200447	to	$16.342449	$2,806,961	1.25%	to	2.75%	—%	to	—%	15.08%	to	16.19%
2016	194,581	$13.208587	to	$14.065558	$2,687,446	1.25%	to	2.75%	—%	to	—%	(1.98)%	to	(0.68)%
2015	249,472	$13.475099	to	$14.161423	$3,480,279	1.25%	to	2.75%	—%	to	—%	(1.54)%	to	(0.21)%
2014	259,838	$13.685733	to	$14.191681	$3,645,741	1.25%	to	2.75%	—%	to	—%	5.11%	to	6.35%
2013	302,812	$13.020689	to	$13.482480	$4,006,422	0.85%	to	2.75%	0.40%	to	0.41%	33.30%	to	35.86%
Wells Fargo VT Index Asset Allocation Fund
2017	5,113	$2.284627	to	$22.770477	$27,292	1.35%	to	2.10%	0.65%	to	0.65%	6.55%	to	7.15%
2016	5,133	$2.132126	to	$21.370472	$25,604	1.35%	to	2.10%	0.88%	to	0.89%	5.43%	to	6.23%
2015	5,176	$2.007157	to	$20.269257	$25,491	1.35%	to	2.10%	1.03%	to	1.03%	(0.86)%	to	(0.11)%
2014	5,151	$2.009342	to	$20.444198	$25,594	1.35%	to	2.10%	1.53%	to	1.53%	15.61%	to	16.48%
2013	5,164	$1.725118	to	$17.684334	$22,832	1.35%	to	2.10%	1.64%	to	1.65%	17.15%	to	18.03%
Wells Fargo VT International Equity Fund
2017	541,755	$1.209194	to	$10.886941	$916,007	1.25%	to	2.20%	2.93%	to	4.40%	17.06%	to	17.90%
2016	646,667	$8.305074	to	$9.234000	$884,469	1.25%	to	2.45%	—%	to	3.71%	0.75%	to	1.97%
2015	759,073	$8.242927	to	$9.055534	$1,052,786	1.25%	to	2.45%	3.98%	to	4.29%	(0.18)%	to	1.02%
2014	916,944	$8.257845	to	$8.963675	$1,251,584	1.25%	to	2.45%	2.98%	to	3.25%	(7.59)%	to	(6.48)%
2013	1,080,926	$1.074273	to	$9.584438	$1,533,961	1.25%	to	2.50%	2.31%	to	2.31%	16.98%	to	18.45%
Wells Fargo VT Small Cap Growth Fund

2017	42,688	$21.025577	to	$21.746583	$900,480	0.65%	to	2.50%	—%	to	—%	19.17%	to	20.69%
2016	47,614	$17.361509	to	$18.018017	$841,126	0.65%	to	2.75%	—%	to	—%	5.17%	to	7.05%
2015	61,879	$16.507795	to	$16.831607	$1,040,984	0.65%	to	2.75%	—%	to	—%	(5.28)%	to	(3.51)%
2014	73,196	$17.444155	to	$17.622403	$1,276,117	0.65%	to	2.50%	—%	to	—%	(4.10)%	to	(2.51)%
2013	100,196	$17.893814	to	$18.376160	$1,790,728	0.65%	to	2.50%	—%	to	—%	46.84%	to	49.26%
Wells Fargo VT Discovery Fund
2017	278	$31.400567	to	$31.400567	$8,739	1.35%	to	1.35%	—%	to	—%	20.50%	to	20.50%
2016	280	$26.058826	to	$26.058826	$7,307	1.35%	to	1.35%	—%	to	—%	6.20%	to	6.20%
2015	283	$24.537066	to	$24.537066	$6,936	1.35%	to	1.35%	—%	to	—%	(2.78)%	to	(2.78)%
2014	285	$25.239790	to	$25.239790	$7,188	1.35%	to	1.35%	—%	to	—%	(0.99)%	to	(0.99)%
2013	287	$25.492367	to	$25.492367	$7,313	1.35%	to	1.35%	0.01%	to	0.01%	41.88%	to	41.88%
Wells Fargo VT Opportunity Fund
2017	335,154	$18.541957	to	$21.200693	$6,652,562	0.50%	to	2.70%	0.92%	to	0.94%	10.78%	to	12.62%
2016	390,053	$16.737469	to	$18.824251	$6,934,766	0.50%	to	2.70%	2.31%	to	2.32%	9.52%	to	11.96%
2015	485,829	$15.282108	to	$16.813490	$7,798,176	0.50%	to	2.70%	0.40%	to	0.40%	(5.44)%	to	(3.33)%
2014	570,752	$16.160679	to	$17.392982	$9,578,830	0.50%	to	2.70%	0.27%	to	0.30%	7.75%	to	10.15%
2013	651,119	$14.997820	to	$15.790336	$10,026,795	0.50%	to	2.70%	0.43%	to	0.43%	27.51%	to	30.34%
HIMCO VIT Index Fund
2017	178,406	$9.286842	to	$30.369766	$4,551,178	0.30%	to	1.55%	1.81%	to	1.85%	12.45%	to	13.50%
2016	199,812	$8.258880	to	$26.757917	$4,462,379	0.30%	to	1.55%	2.14%	to	2.18%	9.63%	to	11.00%
2015	380,715	$7.533751	to	$24.105494	$7,346,949	0.30%	to	1.55%	0.36%	to	0.36%	(0.73)%	to	0.52%
2014	445,505	$7.588987	to	$23.980581	$8,233,419	0.30%	to	1.55%	—%	to	—%	4.53%	to	5.04%
HIMCO VIT Portfolio Diversifier Fund
2017	4,756,879	$6.678759	to	$7.205355	$33,202,971	0.30%	to	1.50%	1.02%	to	1.05%	(3.89)%	to	(3.03)%
2016	4,883,341	$6.949282	to	$7.430450	$35,259,019	0.30%	to	1.50%	—%	to	—%	(5.97)%	to	(4.84)%
2015	5,383,368	$7.390702	to	$7.808156	$40,909,430	0.30%	to	1.50%	0.88%	to	0.90%	(3.35)%	to	(2.18)%
2014	5,887,625	$7.646781	to	$7.982319	$45,971,154	0.30%	to	1.50%	0.16%	to	0.16%	(1.71)%	to	(1.21)%
HIMCO VIT American Funds Asset Allocation Fund
2017	551,721	$21.160710	to	$23.719496	$9,452,840	0.50%	to	2.70%	1.38%	to	1.41%	10.20%	to	12.02%
2016	703,450	$19.202463	to	$21.174688	$10,994,667	0.50%	to	2.70%	2.57%	to	2.58%	6.20%	to	8.57%
2015	809,331	$18.080606	to	$19.503864	$11,936,057	0.50%	to	2.70%	1.19%	to	1.48%	(1.58)%	to	0.61%
2014	968,395	$18.370397	to	$19.385213	$14,244,987	0.50%	to	2.70%	—%	to	—%	0.71%	to	1.71%
HIMCO VIT American Funds Blue Chip Income and Growth Fund
2017	301,735	$24.906394	to	$28.927889	$5,554,291	0.30%		2.70%	—%		2.10%	6.71%		8.64%
2016	339,197	$23.339640	to	$26.627915	$5,834,754	0.30%		2.70%	—%		2.42%	15.31%		18.11%
2015	373,850	$20.241470	to	$22.545865	$5,481,238	0.30%		2.70%	—%		2.67%	(5.88)%		(3.59)%
2014	541,025	$21.505458	to	$23.129642	$8,277,687	0.50%		2.70%	—%		—%	4.60%		5.61%
HIMCO VIT American Funds Bond Fund
2017	1,919,088	$11.742786	to	$13.039951	$21,572,982	0.50%	to	2.70%	1.53%	to	1.60%	1.17%	to	2.84%
2016	2,009,419	$11.606782	to	$12.679373	$22,126,930	0.50%	to	2.70%	3.31%	to	3.45%	(0.08)%	to	2.14%
2015	2,302,388	$11.615955	to	$12.413281	$25,074,597	0.50%	to	2.70%	1.77%	to	1.79%	(2.72)%	to	(0.56)%
2014	2,607,898	$11.940819	to	$12.482760	$28,842,823	0.50%	to	2.70%	—%	to	—%	(0.24)%	to	0.75%
HIMCO VIT American Funds Global Bond Fund
2017	192,541	$10.891792	to	$12.100776	$2,125,403	0.50%	to	2.70%	0.02%	to	0.29%	4.15%	to	5.87%
2016	195,130	$10.457762	to	$11.429702	$2,047,315	0.50%	to	2.70%	1.25%	to	1.48%	(0.33)%	to	1.89%
2015	211,199	$10.491931	to	$11.217539	$2,195,411	0.50%	to	2.70%	0.18%	to	1.30%	(6.94)%	to	(4.87)%

2014	282,563	$11.274306	to	$11.791607	$3,124,726	0.50%	to	2.70%	—%	to	—%	(4.94)%	to	(3.98)%
HIMCO VIT American Funds Global Growth and Income Fund
2017	531,578	$23.564986	to	$24.590458	$8,120,052	0.50%	to	2.70%	1.42%	to	1.52%	18.58%	to	20.54%
2016	610,788	$19.872892	to	$20.400844	$7,883,384	0.50%	to	2.70%	1.91%	to	1.96%	4.17%	to	6.48%
2015	729,340	$19.078079	to	$19.158852	$8,902,134	0.50%	to	2.70%	3.40%	to	3.41%	(4.26)%	to	(2.13)%
2014	870,819	$19.576024	to	$19.927300	$10,977,894	0.50%	to	2.70%	—%	to	—%	(1.64)%	to	(0.68)%
HIMCO VIT American Funds Global Growth Fund
2017	182,703	$25.845212	to	$25.989354	$3,200,895	0.50%	to	2.70%	0.85%	to	0.93%	22.94%	to	24.97%
2016	173,681	$20.795815	to	$21.021891	$2,472,320	0.50%	to	2.70%	1.91%	to	1.97%	(2.52)%	to	(0.35)%
2015	180,099	$20.869025	to	$21.565093	$2,564,372	0.50%	to	2.70%	0.73%	to	0.81%	3.76%	to	6.06%
2014	207,773	$19.675954	to	$20.784553	$2,818,287	0.50%	to	2.70%	—%	to	—%	(0.84)%	to	0.08%
HIMCO VIT American Funds Global Small Capitalization Fund
2017	515,185	$22.289039	to	$24.644196	$7,011,556	0.50%	to	2.70%	0.12%	to	0.17%	17.14%	to	19.07%
2016	584,693	$19.001544	to	$21.038167	$6,726,620	0.30%	to	2.70%	—%	to	0.42%	(1.04)%	to	1.36%
2015	678,686	$18.503779	to	$21.259400	$7,747,579	0.50%	to	2.70%	—%	to	—%	(2.69)%	to	(0.53)%
2014	767,195	$18.601443	to	$21.847319	$8,846,403	0.50%	to	2.70%	—%	to	—%	(3.20)%	to	(2.30)%
HIMCO VIT American Funds Growth Fund
2017	2,371,225	$29.518739	to	$31.452845	$45,729,139	0.30%	to	2.75%	—%	to	0.47%	18.26%	to	20.44%
2016	2,798,615	$24.960991	to	$26.115777	$45,226,399	0.30%	to	2.75%	—%	to	0.32%	6.14%	to	8.78%
2015	3,486,242	$23.516099	to	$24.008732	$52,215,077	0.30%	to	2.75%	—%	to	0.91%	3.61%	to	6.18%
2014	4,105,677	$22.363732	to	$22.696589	$58,431,416	0.50%	to	2.75%	—%	to	—%	2.65%	to	3.63%
HIMCO VIT American Funds Growth-Income Fund
2017	1,395,781	$25.809314	to	$28.354955	$25,936,741	0.50%	to	2.70%	1.64%	to	1.73%	13.17%	to	15.04%
2016	1,506,213	$22.805660	to	$24.647958	$24,549,345	0.50%	to	2.70%	1.59%	to	1.66%	8.25%	to	10.65%
2015	1,813,589	$21.068239	to	$22.274851	$27,011,054	0.50%	to	2.70%	0.93%	to	1.04%	(1.50)%	to	0.69%
2014	2,083,358	$21.389833	to	$22.122666	$30,983,947	0.50%	to	2.70%	—%	to	—%	1.66%	to	2.66%
HIMCO VIT American Funds International Fund
2017	2,319,084	$18.990953	to	$19.014451	$28,288,556	0.30%	to	2.70%	—%	to	1.30%	23.24%	to	25.46%
2016	2,649,235	$15.136960	to	$15.428869	$25,959,834	0.30%	to	2.70%	—%	to	1.38%	0.52%	to	2.96%
2015	3,132,226	$14.511118	to	$15.348523	$30,118,413	0.50%	to	2.70%	1.19%	to	1.21%	(7.37)%	to	(5.31)%
2014	3,511,918	$15.494184	to	$16.569762	$35,929,589	0.30%	to	2.70%	—%	to	—%	(6.81)%	to	(5.87)%
HIMCO VIT American Funds New World Fund
2017	359,398	$17.976168	to	$18.570989	$4,401,125	0.50%	to	2.70%	0.43%	to	0.43%	20.61%	to	22.60%
2016	386,224	$14.883842	to	$15.397371	$3,954,961	0.30%	to	2.70%	—%	to	2.12%	2.09%	to	4.57%
2015	464,236	$14.049114	to	$15.081704	$4,589,521	0.50%	to	2.70%	0.88%	to	1.07%	(6.09)%	to	(4.00)%
2014	534,411	$14.796659	to	$16.060062	$5,553,590	0.30%	to	2.70%	—%	to	—%	(13.28)%	to	(12.39)%
MFS® Core Equity Portfolio
2017	376,438	$12.572463	to	$13.032531	$4,840,149	1.35%	to	2.70%	0.58%	to	0.88%	15.16%	to	16.32%
2016	419,240	$10.917513	to	$11.257684	$4,652,446	1.10%	to	2.70%	0.78%	to	0.86%	8.41%	to	10.16%
2015	477,344	$10.070613	to	$10.219591	$4,844,572	1.10%	to	2.70%	0.53%	to	0.55%	0.71%	to	2.20%
MFS® Massachusetts Investors Growth Stock Portfolio
2017	539,304	$12.120258	to	$12.580529	$6,692,163	1.35%	to	2.75%	0.53%	to	0.67%	17.10%	to	18.32%
2016	613,346	$10.350730	to	$10.683492	$6,458,277	1.10%	to	2.75%	0.59%	to	0.60%	3.20%	to	4.91%
2015	672,245	$10.029965	to	$10.183003	$6,798,502	1.10%	to	2.75%	0.49%	to	0.50%	0.30%	to	1.83%
MFS® Research International Portfolio
2017	874,224	$10.859012	to	$11.437771	$9,753,766	0.85%	to	2.80%	1.87%	to	1.94%	19.16%	to	20.90%

2016	1,020,912	$9.113093	to	$9.460449	$9,488,547	0.85%	to	2.80%	1.63%	to	1.64%	(3.44)%	to	(1.54)%
2015	1,194,012	$9.438105	to	$9.608632	$11,376,017	0.85%	to	2.80%	1.97%	to	1.98%	(5.62)%	to	(3.91)%
Columbia Variable Portfolio - Large Cap Growth Fund
2017	593,629	$12.601082	to	$12.815162	$7,558,522	1.70%	to	2.80%	—%	to	—%	20.23%	to	21.23%
2016	640,820	$10.480645	to	$10.571146	$6,752,146	1.70%	to	2.80%	—%	to	—%	4.81%	to	5.71%
Columbia Variable Portfolio - Select International Equity Fund
2017	467,985	$11.631101	to	$11.828829	$5,495,426	1.70%	to	2.80%	1.89%	to	1.91%	19.36%	to	20.34%
2016	510,759	$9.744961	to	$9.829212	$5,001,617	1.70%	to	2.80%	1.08%	to	1.10%	(2.55)%	to	(1.71)%
Variable Portfolio - Loomis Sayles Growth Fund
2017	417,535	$12.940490	to	$13.150242	$5,454,674	1.70%	to	2.75%	—%	to	—%	22.64%	to	23.61%
2016	452,246	$10.551696	to	$10.638654	$4,794,952	1.70%	to	2.75%	—%	to	—%	5.52%	to	6.39%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

On December 3, 2017, a Stock and Asset Purchase Agreement (the “Purchase Agreement”) was entered into by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group.

The closing of the Talcott Resolution Sale Transaction is subject to regulatory approvals, and the satisfaction of other closing conditions. The administration, terms, features and benefits of the contracts will not change as a result of the sale. The Talcott Resolution Sale Transaction is expected to close in the first half of 2018.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-Q

(Mark One)

☒	QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the quarterly period ended September 30, 2017
or

☐	TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the transition period from              to
Commission file number 001-32293

HARTFORD LIFE INSURANCE COMPANY
(Exact name of registrant as specified in its charter)

Connecticut	06-0974148
(State or other jurisdiction of	(I.R.S. Employer
incorporation or organization)	Identification No.)
One Hartford Plaza, Hartford, Connecticut 06155
(Address of principal executive offices)
(860) 547-5000
(Registrant’s telephone number, including area code)
 ¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯¯

Indicate by check mark:	Yes	No
•       whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
	☒	☐

•       whether the registrant has submitted electronically and posted on its corporate Web site, if any, every Interactive Data File required to be submitted and posted pursuant to Rule 405 of Regulation S-T during the preceding 12 months (or for such shorter period that the registrant was required to submit and post such files).
	☒	☐

•       whether the registrant is a large accelerated filer, an accelerated filer, a non-accelerated filer, a smaller reporting company or an emerging growth company. See definitions of “large accelerated filer,” “accelerated filer,” “smaller reporting company,” and "emerging growth company" in Rule 12b-2 of the Exchange Act.

Large accelerated filer ☐	Accelerated filer ☐	Non Accelerated filer ☒	Smaller reporting company ☐	Emerging growth company ☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act.  ☐

• whether the registrant is a shell company (as defined in Rule 12b-2 of the Exchange Act.)	☐	☒

As of October 27, 2017, there were outstanding 1,000 shares of Common Stock, $5,690 par value per share, of the registrant.
The registrant meets the conditions set forth in General Instruction (H) (1) of Form 10-Q and is therefore filing this Form with the reduced disclosure format.

HARTFORD LIFE INSURANCE COMPANY
QUARTERLY REPORT ON FORM 10-Q
FOR THE QUARTERLY PERIOD ENDED SEPTEMBER 30, 2017

Forward-Looking Statements
Certain of the statements contained herein are forward-looking statements made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995. Forward-looking statements can be identified by words such as “anticipates,” “intends,” “plans,” “seeks,” “believes,” “estimates,” “expects,” “projects,” and similar references to future periods.
Forward-looking statements are based on our current expectations and assumptions regarding economic, competitive, legislative and other developments. Because forward-looking statements relate to the future, they are subject to inherent uncertainties, risks and changes in circumstances that are difficult to predict. They have been made based upon management’s expectations and beliefs concerning future developments and their potential effect upon Hartford Life Insurance Company and its subsidiaries (collectively, the “Company”). Future developments may not be in line with management’s expectations or may have unanticipated effects. Actual results could differ materially from expectations, depending on the evolution of various factors, including the risks and uncertainties identified below, as well as risk factors described in such forward-looking statements or in Part I, Item 1A, Risk Factors in the Company’s 2016 Form 10-K Annual Report and those identified from time to time in our other filings with the Securities and Exchange Commission ("SEC").

•	Risks Relating to Economic, Political and Global Conditions:

◦
challenges related to the Company's current operating environment, including economic, political, and global market conditions, and the effect of financial market disruptions, economic downturns or other potentially adverse macroeconomic developments on our products, the returns in our investment portfolios and the hedging costs associated with our run-off annuity block;

◦	financial risk related to the continued reinvestment of our investment portfolios and performance of our hedge program for our run-off annuity block;

◦	market risks associated with our business, including changes in credit spreads, equity prices, interest rates, market volatility and foreign exchange rates;

◦	the impact on our investment portfolio if our investment portfolio is concentrated in any particular segment of the economy;

•	Insurance Industry and Product-Related Risks:

◦
volatility in our statutory earnings and earnings calculated in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") and potential material changes to our results resulting from our adjustment of our risk management program to emphasize protection of economic value;

◦	the possibility of a terrorist attack, a pandemic, or other natural or man-made disaster that may increase the Company's mortality exposure and adversely affect its businesses;

•	Financial Strength, Credit and Counterparty Risks:

◦
risks to our business, financial position, prospects and results associated with negative rating actions or downgrades in the Company's financial strength and credit ratings or negative rating actions or downgrades relating to our investments;

◦
the impact on our statutory capital of various factors, including many that are outside the Company’s control, which can in turn affect our credit and financial strength ratings, cost of capital, regulatory compliance and other aspects of our business and results;

◦	losses due to nonperformance or defaults by others, including sourcing partners, derivative counterparties and other third parties;

◦
the potential for losses due to our reinsurers’ unwillingness or inability to meet their obligations under reinsurance contracts and the availability, pricing and adequacy of reinsurance to protect the Company against losses;

•	Risks Relating to Estimates, Assumptions and Valuations:

◦	risk associated with the use of analytical models in making decisions in key areas such as capital management, hedging, and reserving;

◦
the potential for differing interpretations of the methodologies, estimations and assumptions that underlie the Company’s fair value estimates for its investments and the evaluation of the other-than-temporary impairments on available-for-sale securities;

◦	the potential for further acceleration of deferred policy acquisition cost amortization and an increase in reserve for certain guaranteed benefits in our variable annuities;

◦	the potential for valuation allowances against deferred tax assets;

•	Strategic and Operational Risks:

◦	risks associated with the run off of our annuity book of business;

◦
the Company’s ability to maintain the availability of its systems and safeguard the security of its data in the event of a disaster, cyber or other information security incident or other unanticipated event;

◦	the potential for difficulties arising from outsourcing and similar third-party relationships;

◦	the risks, challenges and uncertainties associated with The Hartford's expense reduction initiatives and other actions, which may include acquisitions, divestitures or restructurings;

◦	the Company’s ability to protect its intellectual property and defend against claims of infringement;

•	Regulatory and Legal Risks:

◦	the cost and other effects of increased regulatory and legislative developments, including those that could adversely impact the Company’s operating costs and required capital levels;

◦	unfavorable judicial or legislative developments;

◦	the impact of changes in federal or state tax laws; and

◦	the impact of potential changes in accounting principles and related financial reporting requirements.
Any forward-looking statement made by the Company in this document speaks only as of the date of the filing of this Form 10-Q. Factors or events that could cause the Company’s actual results to differ may emerge from time to time, and it is not possible for the Company to predict all of them. The Company undertakes no obligation to publicly update any forward-looking statement, whether as a result of new information, future developments or otherwise.

Part I. FINANCIAL INFORMATION

Item 1.Financial Statements
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Hartford Life Insurance Company
Hartford, Connecticut

We have reviewed the accompanying condensed consolidated balance sheet of Hartford Life Insurance Company and subsidiaries (the "Company") as of September 30, 2017, and the related condensed consolidated statements of operations and comprehensive income for the three-month and nine-month periods ended September 30, 2017 and 2016, and statements of changes in stockholder's equity and cash flows for the nine-month periods ended September 30, 2017 and 2016. These interim financial statements are the responsibility of the Company's management.
We conducted our reviews in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.
Based on our reviews, we are not aware of any material modifications that should be made to such condensed consolidated interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated balance sheet of the Company as of December 31, 2016, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity, and cash flows for the year then ended (not presented herein); and in our report dated February 24, 2017, we expressed an unqualified opinion on those consolidated financial statements. In our opinion, the information set forth in the accompanying condensed consolidated balance sheet as of December 31, 2016 is fairly stated, in all material respects, in relation to the consolidated balance sheet from which it has been derived.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
October 27, 2017

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Condensed Consolidated Statements of Operations

	Three Months Ended September 30,		Nine Months Ended September 30,

(In millions)	2017	2016	2017	2016
	(Unaudited)
Revenues
Fee income and other	$215	$246	$661	$746
Earned premiums	27	124	97	180
Net investment income	324	363	958	1,030
Net realized capital losses:
Total other-than-temporary impairment (“OTTI”) losses	(2)	(12)	(16)	(24)
OTTI losses recognized in other comprehensive income ("OCI")	1	—	2	1
Net OTTI losses recognized in earnings	(1)	(12)	(14)	(23)
Other net realized capital losses	(32)	(19)	(47)	(122)
Total net realized capital losses	(33)	(31)	(61)	(145)
Total revenues	533	702	1,655	1,811
Benefits, losses and expenses
Benefits, losses and loss adjustment expenses	352	405	1,024	1,096
Amortization of deferred policy acquisition costs ("DAC")	7	81	25	100
Insurance operating costs and other expenses	103	124	304	365
Dividends to policyholders	—	—	—	1
Total benefits, losses and expenses	462	610	1,353	1,562
Income before income taxes	71	92	302	249
Income tax expense (benefit)	(12)	13	32	24
Net income	$83	$79	$270	$225
See Notes to Condensed Consolidated Financial Statements

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Condensed Consolidated Statements of Comprehensive Income

	Three Months Ended September 30,		Nine Months Ended September 30,
(In millions)	2017	2016	2017	2016
	(Unaudited)
Net income	$83	$79	$270	$225
Other comprehensive income (loss):
Changes in net unrealized gain on securities	32	137	238	591
Changes in net gain on cash-flow hedging instruments	(7)	(14)	(16)	6
Changes in foreign currency translation adjustments	—	—	—	1
OCI, net of tax	25	123	222	598
Comprehensive income	$108	$202	$492	$823
See Notes to Condensed Consolidated Financial Statements

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Condensed Consolidated Balance Sheets

(In millions, except for share data)	September 30, 2017	December 31, 2016
	(Unaudited)
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $21,821 and $22,507)	$23,643	$23,819
Fixed maturities, at fair value using the fair value option	36	82
Equity securities, available-for-sale, at fair value (cost of $139 and $142)	153	152
Mortgage loans (net of allowance for loan losses of $1 and $19)	2,880	2,811
Policy loans, at outstanding balance	1,417	1,442
Limited partnerships and other alternative investments	964	930
Other investments	254	293
Short-term investments	1,400	1,349
Total investments	30,747	30,878
Cash	239	554
Premiums receivable and agents’ balances	15	18
Reinsurance recoverables	20,721	20,725
Deferred policy acquisition costs	426	463
Deferred income taxes, net	1,193	1,437
Other assets	838	606
Separate account assets	115,626	115,665
Total assets	$169,805	$170,346
Liabilities
Reserve for future policy benefits	$14,280	$14,000
Other policyholder funds and benefits payable	29,576	30,588
Other liabilities	2,608	2,272
Separate account liabilities	115,626	115,665
Total liabilities	162,090	162,525
Commitments and Contingencies (Note 8)
Stockholder's Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	4,337	4,935
Accumulated other comprehensive income, net of tax	944	722
Retained earnings	2,428	2,158
Total stockholder's equity	7,715	7,821
Total liabilities and stockholder's equity	$169,805	$170,346
See Notes to Condensed Consolidated Financial Statements

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Condensed Consolidated Statements of Changes in Stockholder's Equity

	Nine Months Ended September 30,
(In millions, except for share data)	2017	2016
	(Unaudited)
Common Stock	$6	$6
Additional Paid-in Capital
Additional Paid-in Capital, beginning of period	4,935	5,687
Return of capital to parent	(598)	(755)
Additional Paid-in Capital, end of period	4,337	4,932
Retained Earnings
Retained Earnings, beginning of period	2,158	1,876
Net income	270	225
Retained Earnings, end of period	2,428	2,101
Accumulated Other Comprehensive Income, net of tax
Accumulated Other Comprehensive Income, net of tax, beginning of period	722	593
Total other comprehensive income	222	598
Accumulated Other Comprehensive Income, net of tax, end of period	944	1,191
Total Stockholders’ Equity	$7,715	$8,230
See Notes to Condensed Consolidated Financial Statements

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Condensed Consolidated Statements of Cash Flows

	Nine Months Ended September 30,
(In millions)	2017	2016
Operating Activities	(Unaudited)
Net income	$270	$225
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital losses	61	145
Amortization of deferred policy acquisition costs	25	100
Additions to deferred policy acquisition costs	(2)	(7)
Depreciation and amortization	27	4
Other operating activities, net	132	10
Change in assets and liabilities:
Decrease in reinsurance recoverables	75	45
(Decrease) increase in deferred and accrued income taxes	(36)	45
Increase in reserve for future policy benefits and unpaid losses and loss adjustment expenses and unearned premiums	141	128
Net changes in other assets and other liabilities	(81)	(135)
Net cash provided by operating activities	612	560
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	7,619	7,079
Fixed maturities, fair value option	46	38
Equity securities, available-for-sale	178	287
Mortgage loans	314	142
Partnerships	81	335
Payments for the purchase of:
Fixed maturities, available-for-sale	(7,106)	(6,561)
Fixed maturities, fair value option	—	(29)
Equity securities, available-for-sale	(182)	(44)
Mortgage loans	(389)	(77)
Partnerships	(163)	(114)
Net (payments for) proceeds from derivatives	(98)	54
Net increase in policy loans	27	14
Net additions to property and equipment	(15)	—
Net payments for short-term investments	(59)	(195)
Other investing activities, net	13	38
Net cash provided by investing activities	266	967
Financing Activities
Deposits and other additions to investment and universal life-type contracts	3,586	3,371
Withdrawals and other deductions from investment and universal life-type contracts	(10,580)	(11,717)
Net transfers from separate accounts related to investment and universal life-type contracts	6,080	7,722
Net increase (decrease) in securities loaned or sold under agreements to repurchase	331	(14)
Return of capital to parent	(598)	(755)
Net repayments at maturity or settlement of consumer notes	(12)	(14)
Net cash used for financing activities	(1,193)	(1,407)
Foreign exchange rate effect on cash	—	1
Net (decrease) increase in cash	(315)	121
Cash — beginning of period	554	305
Cash — end of period	$239	$426
Supplemental Disclosure of Cash Flow Information:
Income tax refunds received	$24	$17
See Notes to Condensed Consolidated Financial Statements

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)
(Unaudited)
1. Basis of Presentation and Significant Accounting Policies
Hartford Life Insurance Company (together with its subsidiaries, “HLIC,” “Company,” “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. (“The Hartford”) is the ultimate parent of the Company.
During the first nine months of 2017, the Company paid dividends of $600 to its parent.
The Company has ceded reinsurance in connection with the previous sales of its Retirement Plans and Individual Life businesses to Massachusetts Mutual Life Insurance Company ("MassMutual") and The Prudential Insurance Company of America ("Prudential"), respectively. The Company's obligations to its direct policyholders that have been reinsured to MassMutual and Prudential are secured by invested assets held in trust. As of September 30, 2017, the Company has no reinsurance-related concentrations of credit risk greater than 10% of the Company’s consolidated stockholder's equity.
The Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information, which differ materially from the accounting practices prescribed by various insurance regulatory authorities. These Condensed Consolidated Financial Statements and Notes should be read in conjunction with the Consolidated Financial Statements and Notes thereto included in the Company's 2016 Form 10-K Annual Report. The results of operations for interim periods are not necessarily indicative of the results that may be expected for the full year.
The accompanying Condensed Consolidated Financial Statements and Notes are unaudited. These financial statements reflect all adjustments (generally consisting only of normal accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and cash flows for the interim periods. The Company's significant accounting policies are summarized in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements included in the Company's 2016 Form 10-K Annual Report.
Consolidation
The Condensed Consolidated Financial Statements include the accounts of HLIC and entities the Company directly or indirectly has a controlling financial interest in, which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions, but is not required to consolidate, are reported using the equity method. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Condensed Consolidated Financial Statements.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Future Adoption of New Accounting Standards
Hedging Activities
In August 2017, the FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in accumulated other comprehensive income (AOCI). Under current accounting, total hedge ineffectiveness is reported separately in realized gains and losses apart from the hedged transaction. The updated guidance is effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. Early adoption is permitted as of the beginning of a year. The Company has not yet determined the timing for adoption or estimated the effect on the Company’s financial statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1	Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2	Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3
Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of September 30, 2017
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$955	$—	$925	$30
Collateralized debt obligations ("CDOs")	993	—	901	92
Commercial mortgage-backed securities ("CMBS")	2,151	—	2,119	32
Corporate	14,374	—	13,868	506
Foreign government/government agencies	381	—	373	8
Municipal	1,232	—	1,162	70
Residential mortgage-backed securities ("RMBS")	1,615	—	920	695
U.S. Treasuries	1,942	122	1,820	—
Total fixed maturities	23,643	122	22,088	1,433
Fixed maturities, FVO	36	—	36	—
Equity securities, trading [1]	11	11	—	—
Equity securities, AFS	153	20	89	44
Derivative assets
Credit derivatives	1	—	1	—
Foreign exchange derivatives	(2)	—	(2)	—
Interest rate derivatives	1	—	1	—
Guaranteed minimum withdrawal benefit ("GMWB") hedging instruments	39	—	(1)	40
Macro hedge program	158	—	—	158
Total derivative assets [2]	197	—	(1)	198
Short-term investments	1,400	855	545	—
Reinsurance recoverable for GMWB	51	—	—	51
Modified coinsurance reinsurance contracts	57	—	57	—
Separate account assets [3]	113,197	74,053	38,019	226
Total assets accounted for at fair value on a recurring basis	$138,745	$75,061	$60,833	$1,952
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable (GMWB embedded derivative)	$(93)	$—	$—	$(93)
Derivative liabilities
Foreign exchange derivatives	(264)	—	(264)	—
Interest rate derivatives	(387)	—	(358)	(29)
GMWB hedging instruments	26	—	42	(16)
Macro hedge program	8	—	(17)	25
Total derivative liabilities [4]	(617)	—	(597)	(20)
Total liabilities accounted for at fair value on a recurring basis	$(710)	$—	$(597)	$(113)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2016
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$993	$—	$956	$37
CDOs	940	—	680	260
CMBS	2,146	—	2,125	21
Corporate	14,693	—	14,127	566
Foreign government/government agencies	345	—	328	17
Municipal	1,189	—	1,117	72
RMBS	1,760	—	1,049	711
U.S. Treasuries	1,753	230	1,523	—
Total fixed maturities	23,819	230	21,905	1,684
Fixed maturities, FVO	82	—	82	—
Equity securities, trading [1]	11	11	—	—
Equity securities, AFS	152	20	88	44
Derivative assets
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	4	—	4	—
Interest rate derivatives	30	—	30	—
GMWB hedging instruments	74	—	14	60
Macro hedge program	128	—	8	120
Total derivative assets [2]	235	—	55	180
Short-term investments	1,349	637	712	—
Reinsurance recoverable for GMWB	73	—	—	73
Modified coinsurance reinsurance contracts	68	—	68	—
Separate account assets [3]	111,634	71,606	38,856	201
Total assets accounted for at fair value on a recurring basis	$137,423	$72,504	$61,766	$2,182
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(241)	$—	$—	$(241)
Equity linked notes	(33)	—	—	(33)
Total other policyholder funds and benefits payable	(274)	—	—	(274)
Derivative liabilities
Credit derivatives	1	—	1	—
Equity derivatives	33	—	33	—
Foreign exchange derivatives	(247)	—	(247)	—
Interest rate derivatives	(434)	—	(404)	(30)
GMWB hedging instruments	20	—	(1)	21
Macro hedge program	50	—	3	47
Total derivative liabilities [4]	(577)	—	(615)	38
Total liabilities accounted for at fair value on a recurring basis	$(851)	$—	$(615)	$(236)

[1]	Included in other investments on the Condensed Consolidated Balance Sheets.

[2]
Includes OTC and OTC-cleared derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules and applicable law. See footnote 4 to this table for derivative liabilities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

[3]
Approximately $2.4 billion and $4.0 billion of investment sales receivable, as of September 30, 2017 and December 31, 2016, respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $899 and $1.0 billion of investments, as of September 30, 2017 and December 31, 2016, respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[4]
Includes OTC and OTC-cleared derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements, which may be imposed by agreements, clearing house rules and applicable law.

Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:

•	Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•
Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, including certain municipal securities, foreign government/government agency securities, and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•
Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•
Independent broker quotes, which are typically non-binding and use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments are determined primarily using a discounted cash flow model or option model technique and incorporate counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC-cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Controls
The fair value process for investments is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures, as well as to approve changes to valuation methodologies and pricing sources. Controls and procedures used to assess third-party pricing services are reviewed by the Valuation Committee, including the results of annual due-diligence reviews.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

There are also two working groups under the Valuation Committee: a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group ("Derivatives Working Group"). The working groups, which include various investment, operations, accounting and risk management professionals, meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.
The Securities Working Group reviews prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value. The group considers trading volume, new issuance activity, market trends, new regulatory rulings and other factors to determine whether the market activity is significantly different than normal activity in an active market. A dedicated pricing unit follows up with trading and investment sector professionals and challenges prices of third-party pricing services when the estimated assumptions used differ from what the unit believes a market participant would use. If the available evidence indicates that pricing from third-party pricing services or broker quotes is based upon transactions that are stale or not from trades made in an orderly market, the Company places little, if any, weight on the third party service’s transaction price and will estimate fair value using an internal process, such as a pricing matrix.
The Derivatives Working Group reviews the inputs, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. A dedicated pricing team works directly with investment sector professionals to investigate the impacts of changes in the market environment on prices or valuations of derivatives. New models and any changes to current models are required to have detailed documentation and are validated to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval.
The Company conducts other monitoring controls around securities and derivatives pricing including, but not limited to, the following:

•	Review of daily price changes over specific thresholds and new trade comparison to third-party pricing services.

•	Daily comparison of OTC derivative market valuations to counterparty valuations.

•	Review of weekly price changes compared to published bond prices of a corporate bond index.

•	Monthly reviews of price changes over thresholds, stale prices, missing prices, and zero prices.

•	Monthly validation of prices to a second source for securities in most sectors and for certain derivatives.
In addition, the Company’s enterprise-wide Operational Risk Management function, led by the Chief Risk Officer, is responsible for model risk management and provides an independent review of the suitability and reliability of model inputs, as well as an analysis of significant changes to current models.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Level 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CDOs CMBS and RMBS)

• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS and RMBS:
• Estimate of future principal prepayments, derived based on the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity

Corporates

• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing :
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:
• Independent broker quotes
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements
• Independent broker quotes • Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable; or they may be held at cost
Short Term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	Not applicable
Derivatives
Credit derivatives
• The swap yield curve • Credit default swap curves	• Independent broker quotes • Yield curves beyond observable limits
Equity derivatives
• Equity index levels • The swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	• Independent broker quotes
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
As of September 30, 2017
CMBS [3]	$15	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	489bps	Decrease
Corporate [4]	$260	Discounted cash flows	Spread	102bps	940bps	300bps	Decrease
Municipal [3]	$53	Discounted cash flows	Spread	184bps	239bps	198bps	Decrease
RMBS [3]	$695	Discounted cash flows	Spread	26bps	501bps	77bps	Decrease
			Constant prepayment rate	—%	12%	5%	Decrease [5]
			Constant default rate	2%	7%	4%	Decrease
			Loss severity	—%	100%	68%	Decrease
As of December 31, 2016
CMBS [3]	$9	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	10bps	1,273bps	249bps	Decrease
Corporate [4]	$265	Discounted cash flows	Spread	122bps	1,021bps	373bps	Decrease
Municipal [3]	$56	Discounted cash flows	Spread	135bps	286bps	195bps	Decrease
RMBS [3]	$704	Discounted cash flows	Spread	16bps	1,830bps	189bps	Decrease
			Constant prepayment rate	—%	20%	4%	Decrease [5]
			Constant default rate	1%	10%	5%	Decrease
			Loss severity	—%	100%	75%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[3]	Excludes securities for which the Company based fair value on broker quotations.

[4]
Excludes securities for which the Company bases fair value on broker quotations; however, included are broker priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]	Decrease for above market rate coupons and increase for below market rate coupons.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
As of September 30, 2017
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	2%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	$(40)	Option model	Equity volatility	12%	19%	Increase
Equity options	$2	Option model	Equity volatility	27%	27%	Increase
Customized swaps	$62	Discounted cash flows	Equity volatility	7%	30%	Increase
Macro hedge program [2]
Equity options	$190	Option model	Equity volatility	15%	30%	Increase
As of December 31, 2016
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	$(36)	Option model	Equity volatility	20%	23%	Increase
Equity options	$17	Option model	Equity volatility	27%	30%	Increase
Customized swaps	$100	Discounted cash flows	Equity volatility	12%	30%	Increase
Macro hedge program
Equity options	$188	Option model	Equity volatility	17%	28%	Increase

[1]
Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]	Excludes derivatives for which the Company bases fair value on broker quotations.
The tables above exclude the portion of ABS, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities, increases in these inputs would generally cause fair values to decrease. For the three and nine months ended September 30, 2017, no significant adjustments were made by the Company to broker prices received.
Transfers between Levels
Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $163 and $657, for the three and nine months ended September 30, 2017 and $299 and $465 for the three and nine months ended September 30, 2016, respectively, which represented previously on-the-run U.S.Treasury securities that are now off-the-run. For the three and nine months ended September 30, 2017 and 2016, there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the three and nine months ended September 30, 2017 and 2016, for the transfers into and out of Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives
The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable in the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives
The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported in the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative
The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables in the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques
Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Controls
Oversight of the Company's valuation policies and processes for GMWB embedded, reinsurance, and customized derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Claim Payments
The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior. These assumptions are input into a stochastic risk neutral scenario process that is used to determine the valuation and involves numerous estimates and subjective judgments regarding a number of variables.
The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions should we implement initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated at least annually as part of the Company’s annual fourth-quarter comprehensive study to refine its estimate of future gross profits. In addition, the Company recognizes non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Credit Standing Adjustment
The credit standing adjustment is an estimate of the additional amount that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels
• Market implied equity volatility assumptions Assumptions about policyholder behavior, including: • Withdrawal utilization • Withdrawal rates • Lapse rates • Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives
As of September 30, 2017
Significant Unobservable Input	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	40%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	7%	30%	Increase
As of December 31, 2016
Significant Unobservable Input	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	40%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	12%	30%	Increase

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Range represents assumed cumulative percentages of policyholders taking withdrawals.

[3]	Range represents assumed cumulative annual amount withdrawn by policyholders.

[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account's share of the NAV, 45% and 39% were subject to significant liquidation restrictions as of September 30, 2017 and December 31, 2016, respectively. Total limited partnerships that do not allow any form of redemption were 16% and 11% as of September 30, 2017 and December 31, 2016, respectively. Separate account assets classified as Level 3 primarily include subprime RMBS and commercial mortgage loans.
Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Three Months Ended September 30, 2017
		Total realized/unrealized gains (losses)
	Fair value as of June 30, 2017	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of September 30, 2017
Assets
Fixed Maturities, AFS
ABS	$33	$—	$—	$—	$(3)	$—	$3	$(3)	$30
CDOs	136	—	(1)	20	—	—	—	(63)	92
CMBS	33	—	—	—	(1)	—	—	—	32
Corporate	608	(1)	3	6	2	(16)	—	(96)	506
Foreign Govt./Govt. Agencies	7	—	—	2	—	—	—	(1)	8
Municipal	70	—	—	—	—	—	—	—	70
RMBS	739	—	10	1	(47)	—	—	(8)	695
Total Fixed Maturities, AFS	1,626	(1)	12	29	(49)	(16)	3	(171)	1,433
Equity Securities, AFS	43	—	(2)	3	—	—	—	—	44
Freestanding Derivatives
Interest rate	(29)	—	—	—	—	—	—	—	(29)
GMWB hedging instruments	40	(16)	—	—	—	—	—	—	24
Macro hedge program	160	14	—	9	—	—	—	—	183
Total Freestanding Derivatives [5]	171	(2)	—	9	—	—	—	—	178
Reinsurance Recoverable for GMWB	57	(9)	—	—	3	—	—	—	51
Separate Accounts	192	—	3	37	(1)	(2)	—	(3)	226
Total Assets	$2,089	$(12)	$13	$78	$(47)	$(18)	$3	$(174)	$1,932
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	$(134)	$58	$—	$—	$(17)	$—	$—	$—	$(93)
Equity Linked Notes	(37)	—	—	—	37	—	—	—	—
Total Other Policyholder Funds and Benefits Payable	(171)	58	—	—	20	—	—	—	(93)
Total Liabilities	$(171)	$58	$—	$—	$20	$—	$—	$—	$(93)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Nine Months Ended September 30, 2017
		Total realized/unrealized gains (losses)
	Fair value as of January 1, 2017	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of September 30, 2017
Assets
Fixed Maturities, AFS
ABS	$37	$—	$—	$14	$(6)	$—	$6	$(21)	$30
CDOs	260	—	(2)	134	(107)	—	—	(193)	92
CMBS	21	—	1	33	(3)	—	—	(20)	32
Corporate	566	(8)	22	88	3	(89)	57	(133)	506
Foreign Govt./Govt. Agencies	17	—	1	3	(2)	—	—	(11)	8
Municipal	72	—	3	—	—	(5)	—	—	70
RMBS	711	—	21	107	(136)	—	—	(8)	695
Total Fixed Maturities, AFS	1,684	(8)	46	379	(251)	(94)	63	(386)	1,433
Equity Securities, AFS	44	—	(5)	5	—	—	—	—	44
Freestanding Derivatives
Interest rate	(30)	1	—	—	—	—	—	—	(29)
GMWB hedging instruments	81	(57)	—	—	—	—	—	—	24
Macro hedge program	167	7	—	9	—	—	—	—	183
Total Freestanding Derivatives [5]	218	(49)	—	9	—	—	—	—	178
Reinsurance Recoverable for GMWB	73	(33)	—	—	11	—	—	—	51
Separate Accounts	201	3	5	148	(7)	(45)	10	(89)	226
Total Assets	$2,220	$(87)	$46	$541	$(247)	$(139)	$73	$(475)	$1,932
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	$(241)	$197	$—	$—	$(49)	$—	$—	$—	$(93)
Equity Linked Notes	(33)	(4)	—	—	37	—	—	—	—
Total Other Policyholder Funds and Benefits Payable	(274)	193	—	—	(12)	—	—	—	(93)
Total Liabilities	$(274)	$193	$—	$—	$(12)	$—	$—	$—	$(93)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Three Months Ended September 30, 2016
		Total realized/unrealized gains (losses)
	Fair value as of June 30, 2016	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of September 30, 2016
Assets
Fixed Maturities, AFS
ABS	$7	$—	$—	$17	$(1)	$(2)	$—	$(1)	$20
CDOs	266	—	(2)	—	(8)	—	—	—	256
CMBS	15	—	—	14	(3)	—	—	(3)	23
Corporate	717	(11)	25	22	4	(20)	56	(158)	635
Foreign Govt./Govt. Agencies	18	—	1	5	(1)	(3)	—	—	20
Municipal	73	—	2	4	—	—	—	—	79
RMBS	690	—	5	93	(37)	(8)	—	—	743
Total Fixed Maturities, AFS	1,786	(11)	31	155	(46)	(33)	56	(162)	1,776
Fixed Maturities, FVO									—
Equity Securities, AFS	42	(1)	—	2	—	—	—	—	43
Freestanding Derivatives
Equity	1	(1)	—	—	—	—	—	—	—
Interest rate	(34)	—	—	—	—	—	—	—	(34)
GMWB hedging instruments	165	(34)	—	—	—	—	—	—	131
Macro hedge program	141	(32)	—	63	(4)	—	—	—	168
Total Freestanding Derivatives [5]	273	(67)	—	63	(4)	—	—	—	265
Reinsurance Recoverable for GMWB	106	(12)	—	—	4	—	—	—	98
Separate Accounts	171	1	(1)	165	(3)	(11)	10	(7)	325
Total Assets	$2,378	$(90)	$30	$385	$(49)	$(44)	$66	$(169)	$2,507
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	$(412)	$81	$—	$—	$(17)	$—	$—	$—	$(348)
Equity Linked Notes	(28)	(3)	—	—	—	—	—	—	(31)
Total Other Policyholder Funds and Benefits Payable	(440)	78	—	—	(17)	—	—	—	(379)
Total Liabilities	$(440)	$78	$—	$—	$(17)	$—	$—	$—	$(379)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Nine Months Ended September 30, 2016
		Total realized/unrealized gains (losses)
	Fair value as of January 1, 2016	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of September 30, 2016
Assets
Fixed Maturities, AFS
ABS	$5	$—	$—	$17	$(1)	$(2)	$5	$(4)	$20
CDOs	330	(1)	(6)	—	(67)	—	—	—	256
CMBS	62	—	(1)	33	(11)	(2)	—	(58)	23
Corporate	534	(18)	29	56	(41)	(55)	363	(233)	635
Foreign Govt./Govt. Agencies	17	—	3	8	(3)	(5)	—	—	20
Municipal	49	—	6	16	—	—	8	—	79
RMBS	628	—	3	241	(113)	(8)	2	(10)	743
Total Fixed Maturities, AFS	1,625	(19)	34	371	(236)	(72)	378	(305)	1,776
Fixed Maturities, FVO	2	—	—	1	—	(1)	—	(2)	—
Equity Securities, AFS	38	(1)	4	4	—	(2)	—	—	43
Freestanding Derivatives
Equity	—	(8)	—	8	—	—	—	—	—
Interest rate	(29)	(5)	—	—	—	—	—	—	(34)
GMWB hedging instruments	135	(10)	—	—	—	—	—	6	131
Macro hedge program	147	(36)	—	63	(6)	—	—	—	168
Total Freestanding Derivatives [5]	253	(59)	—	71	(6)	—	—	6	265
Reinsurance Recoverable for GMWB	83	4	—	—	11	—	—	—	98
Separate Accounts	139	1	5	226	(12)	(27)	16	(23)	325
Total Assets	$2,140	$(74)	$43	$673	$(243)	$(102)	$394	$(324)	$2,507
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	$(262)	$(36)	$—	$—	$(50)	$—	$—	$—	$(348)
Equity Linked Notes	(26)	(5)	—	—	—	—	—	—	(31)
Total Other Policyholder Funds and Benefits Payable	(288)	(41)	—	—	(50)	—	—	—	(379)
Total Liabilities	$(288)	$(41)	$—	$—	$(50)	$—	$—	$—	$(379)

[1]
The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
Amounts in these rows are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[3]	All amounts are before income taxes and amortization of DAC.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheets in other investments and other liabilities.

[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) Included in Net Income for Financial Instruments Classified as Level 3 Still Held at End of Period
	Three months ended September 30,		Nine months ended September 30,
	2017 [1][2]	2016 [1][2]	2017 [1][2]	2016 [1][2]
Assets
Fixed Maturities, AFS
Corporate	$(1)	$(11)	$(13)	$(12)
Total Fixed Maturities, AFS	(1)	(11)	(13)	(12)
Freestanding Derivatives
Interest Rate	—	—	—	(5)
GMWB hedging instruments	(16)	(34)	(57)	(2)
Macro hedge program	14	(34)	8	(31)
Total Freestanding Derivatives	(2)	(68)	(49)	(38)
Reinsurance Recoverable for GMWB	(9)	(12)	(33)	4
Separate Accounts	—	—	1	—
Total Assets	$(12)	$(91)	$(94)	$(46)
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	$58	$81	$197	$(36)
Equity Linked Notes	—	(3)	(4)	(5)
Total Other Policyholder Funds and Benefits Payable	58	78	193	(41)
Total Liabilities	$58	$78	$193	$(41)

[1]
All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[2]	Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.
Fair Value Option
The Company has elected the fair value option for certain securities that contain embedded credit derivatives with underlying credit risk, related to residential real estate, and these securities are included within Fixed Maturities, FVO on the Condensed Consolidated Balance Sheets.
The Company also previously elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedged the risk associated with the investments. The swaps did not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps were recorded in net realized capital gains and losses. These equity securities were classified within equity securities, AFS on the Condensed Consolidated Balance Sheets. Income earned from FVO securities was recorded in net investment income and changes in fair value were recorded in net realized capital gains and losses. The Company did not hold any of these equity securities as of September 30, 2017 or December 31, 2016.

Changes in Fair Value of Assets using Fair Value Option
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Assets
Fixed maturities, FVO
RMBS	$—	$1	$—	$3
Total fixed maturities, FVO	—	1	—	3
Equity, FVO	—	—	2	(34)
Total realized capital gains (losses)	$—	$1	$2	$(31)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value of Assets and Liabilities using the Fair Value Option
	September 30, 2017	December 31, 2016
Assets
Fixed maturities, FVO
RMBS	$36	$82
Total fixed maturities, FVO	$36	$82
Financial Instruments Not Carried at Fair Value

Financial Assets and Liabilities Not Carried at Fair Value
	Fair Value Hierarchy Level	Carrying Amount	Fair Value
	September 30, 2017
Assets
Policy loans	Level 3	$1,417	$1,417
Mortgage loans	Level 3	$2,880	$2,973
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$6,015	$6,211
Consumer notes [2] [3]	Level 3	$9	$9
Assumed investment contracts [3]	Level 3	$517	$540
	December 31, 2016
Assets
Policy loans	Level 3	$1,442	$1,442
Mortgage loans	Level 3	$2,811	$2,843
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$6,436	$6,626
Consumer notes [2] [3]	Level 3	$20	$20
Assumed investment contracts [3]	Level 3	$487	$526

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Excludes amounts carried at fair value and included in preceding disclosures.

[3]	Included in other liabilities in the Condensed Consolidated Balance Sheets.
Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans.
Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.
Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, are estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.
Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Net Realized Capital Gains (Losses)
	Three Months Ended September 30,		Nine Months Ended September 30,
(Before-tax)	2017	2016	2017	2016
Gross gains on sales	$28	$47	$141	$138
Gross losses on sales	(7)	(6)	(47)	(66)
Net OTTI losses recognized in earnings	(1)	(12)	(14)	(23)
Valuation allowances on mortgage loans	—	—	2	—
Results of variable annuity hedge program
GMWB derivatives, net	15	6	53	(8)
Macro hedge program	(65)	(64)	(189)	(98)
Total results of variable annuity hedge program	(50)	(58)	(136)	(106)
Transactional foreign currency revaluation	3	(8)	(11)	(116)
Non-qualifying foreign currency derivatives	(4)	12	4	108
Other, net [1]	(2)	(6)	—	(80)
Net realized capital losses	$(33)	$(31)	$(61)	$(145)

[1]
Includes non-qualifying derivatives, excluding variable annuity hedge program and foreign currency derivatives, of $(4) and $(1), respectively, for the three months ended September 30, 2017 and 2016. For the nine months ended September 30, 2017 and 2016, the non-qualifying derivatives, excluding variable annuity hedge program and foreign currency derivatives, total $(7) and $(26), respectively.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $20 and $81 for the three and nine months ended September 30, 2017, respectively, and $28 and $49 for the three and nine months ended September 30, 2016, respectively. Proceeds from sales of AFS securities totaled $1.4 billion and $5.9 billion for three and nine months ended September 30, 2017, respectively, and $1.8 billion and $5.7 billion for the three and nine months ended September 30, 2016, respectively.
Recognition and Presentation of Other-Than-Temporary Impairments
The Company will record an other-than-temporary impairment (“OTTI”) for fixed maturities and certain equity securities with debt-like characteristics (collectively “debt securities”) if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.
The Company will also record an OTTI for those debt securities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.
The Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company's considerations include, but are not limited to, (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer’s ability to restructure and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ("LTV") ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

The Company will also record an OTTI for equity securities where the decline in the fair value is deemed to be other-than-temporary. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the new cost basis. The Company’s evaluation and assumptions used to determine an equity OTTI include, but is not limited to, (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. For the remaining equity securities which are determined to be temporarily impaired, the Company asserts its intent and ability to retain those equity securities until the price recovers.

Impairments in Earnings by Type
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Credit impairments	$1	$11	$14	$20
Intent-to-sell impairments	—	—	—	1
Impairments on equity securities	—	1	—	2
Total impairments	$1	$12	$14	$23

Cumulative Credit Impairments
	Three Months Ended September 30,		Nine Months Ended September 30,
(Before-tax)	2017	2016	2017	2016
Balance as of beginning of period	$(142)	$(181)	$(170)	$(211)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	—	(2)	(1)	(10)
Securities previously impaired	(1)	(9)	(13)	(10)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	2	11	35	37
Securities due to an increase in expected cash flows	5	3	13	16
Balance as of end of period	$(136)	$(178)	$(136)	$(178)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Condensed Consolidated Statements of Operations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Available-for-Sale Securities

AFS Securities by Type
	September 30, 2017					December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]
ABS	$959	$11	$(15)	$955	$—	$1,011	$9	$(27)	$993	$—
CDOs	977	17	(1)	993	—	893	49	(2)	940	—
CMBS	2,117	52	(18)	2,151	(1)	2,135	45	(34)	2,146	(1)
Corporate	12,984	1,422	(32)	14,374	—	13,677	1,111	(95)	14,693	—
Foreign govt./govt. agencies	354	29	(2)	381	—	337	18	(10)	345	—
Municipal	1,107	126	(1)	1,232	—	1,098	97	(6)	1,189	—
RMBS	1,564	52	(1)	1,615	—	1,742	34	(16)	1,760	—
U.S. Treasuries	1,759	187	(4)	1,942	—	1,614	153	(14)	1,753	—
Total fixed maturities, AFS	21,821	1,896	(74)	23,643	(1)	22,507	1,516	(204)	23,819	(1)
Equity securities, AFS	139	15	(1)	153	—	142	12	(2)	152	—
Total AFS securities	$21,960	$1,911	$(75)	$23,796	$(1)	$22,649	$1,528	$(206)	$23,971	$(1)

[1]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of September 30, 2017 and December 31, 2016.

Fixed maturities, AFS, by Contractual Maturity Year
	September 30, 2017		December 31, 2016
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$774	$781	$722	$727
Over one year through five years	3,995	4,111	4,184	4,301
Over five years through ten years	3,158	3,308	3,562	3,649
Over ten years	8,277	9,729	8,258	9,303
Subtotal	16,204	17,929	16,726	17,980
Mortgage-backed and asset-backed securities	5,617	5,714	5,781	5,839
Total fixed maturities, AFS	$21,821	$23,643	$22,507	$23,819
Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.
Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company’s stockholder's equity, other than the U.S. government and certain U.S. government agencies as of September 30, 2017 and December 31, 2016. For further discussion of concentration of credit risk, see the Concentration of Credit Risk section in Note 3 - Investments of Notes to Consolidated Financial Statements in the Company’s 2016 Form 10-K Annual Report.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Unrealized Losses on AFS Securities

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of September 30, 2017
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$146	$145	$(1)	$208	$194	$(14)	$354	$339	$(15)
CDOs	471	470	(1)	83	83	—	554	553	(1)
CMBS	698	688	(10)	146	138	(8)	844	826	(18)
Corporate	893	882	(11)	608	587	(21)	1,501	1,469	(32)
Foreign govt./govt. agencies	26	26	—	31	29	(2)	57	55	(2)
Municipal	45	45	—	10	9	(1)	55	54	(1)
RMBS	97	96	(1)	23	23	—	120	119	(1)
U.S. Treasuries	548	545	(3)	12	11	(1)	560	556	(4)
Total fixed maturities, AFS	2,924	2,897	(27)	1,121	1,074	(47)	4,045	3,971	(74)
Equity securities, AFS	5	4	(1)	3	3	—	8	7	(1)
Total securities in an unrealized loss position	$2,929	$2,901	$(28)	$1,124	$1,077	$(47)	$4,053	$3,978	$(75)

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2016
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$249	$248	$(1)	$265	$239	$(26)	$514	$487	$(27)
CDOs	325	325	—	210	208	(2)	535	533	(2)
CMBS	1,058	1,030	(28)	139	133	(6)	1,197	1,163	(34)
Corporate	2,535	2,464	(71)	402	378	(24)	2,937	2,842	(95)
Foreign govt./govt. agencies	164	155	(9)	6	5	(1)	170	160	(10)
Municipal	166	160	(6)	—	—	—	166	160	(6)
RMBS	548	535	(13)	198	195	(3)	746	730	(16)
U.S. Treasuries	385	371	(14)	—	—	—	385	371	(14)
Total fixed maturities, AFS	5,430	5,288	(142)	1,220	1,158	(62)	6,650	6,446	(204)
Equity securities, AFS	59	57	(2)	5	5	—	64	62	(2)
Total securities in an unrealized loss position	$5,489	$5,345	$(144)	$1,225	$1,163	$(62)	$6,714	$6,508	$(206)
As of September 30, 2017, AFS securities in an unrealized loss position consisted of 1,158 securities, primarily in the corporate sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of September 30, 2017, 92% of these securities were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2017 was primarily attributable to tighter credit spreads and a decrease in long-term interest rates.
Most of the securities depressed for twelve months or more primarily relate to corporate securities and student loan ABS. These investments were primarily depressed because the securities have floating-rate coupons and long-dated maturities, and current credit spreads are wider than when these securities were purchased. In addition, certain corporate securities are primarily depressed due to current spreads which are wider than market spreads at the securities' respective purchase dates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Mortgage Loans
Mortgage Loan Valuation Allowances
Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.
For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan's estimated value is most frequently the Company's share of the fair value of the collateral but may also be the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate or (b) the loan’s observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.
As of September 30, 2017, commercial mortgage loans had an amortized cost of $2.9 billion, with a valuation allowance of $1 and a carrying value of $2.9 billion. As of December 31, 2016, commercial mortgage loans had an amortized cost of $2.8 billion, with a valuation allowance of $19 and a carrying value of $2.8 billion. Amortized cost represents carrying value prior to valuation allowances, if any.
As of September 30, 2017 and December 31, 2016, the carrying value of mortgage loans that had a valuation allowance was $18 and $31, respectively. There were no mortgage loans held-for-sale as of September 30, 2017 or December 31, 2016. As of September 30, 2017, the Company had an immaterial amount of mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

Valuation Allowance Activity
	Nine Months Ended September 30,
	2017	2016
Balance as of January 1	$(19)	$(19)
(Additions)/Reversals	(1)	—
Deductions	19	—
Balance as of September 30	$(1)	$(19)
The weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 48% as of September 30, 2017, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. As of September 30, 2017, the Company held no delinquent commercial mortgage loans past due by 90 days or more. As of December 31, 2016, the Company held one delinquent commercial mortgage loan past due by 90 days or more. The loan had a total carrying value and valuation allowance of $15 and $16, respectively, and was not accruing income. Following the conclusion of the loan's foreclosure process, the property transferred at its carrying value, net of the valuation allowance, to a real-estate owned investment during 2017.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Commercial Mortgage Loans Credit Quality
	September 30, 2017		December 31, 2016
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$6	1.36x	$20	0.59x
65% - 80%	41	2.31x	182	2.17x
Less than 65%	2,833	2.53x	2,609	2.61x
Total commercial mortgage loans	$2,880	2.52x	$2,811	2.55x

Mortgage Loans by Region
	September 30, 2017		December 31, 2016
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$53	1.8%	$54	1.9%
East South Central	14	0.5%	14	0.5%
Middle Atlantic	292	10.1%	237	8.4%
New England	92	3.2%	93	3.3%
Pacific	841	29.3%	814	29.0%
South Atlantic	616	21.4%	613	21.8%
West South Central	196	6.8%	128	4.6%
Other [1]	776	26.9%	858	30.5%
Total mortgage loans	$2,880	100.0%	$2,811	100.0%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

Mortgage Loans by Property Type

	September 30, 2017		December 31, 2016
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Industrial	$728	25.3%	$793	28.2%
Lodging	25	0.9%	25	0.9%
Multifamily	664	23.0%	535	19.0%
Office	683	23.7%	605	21.5%
Retail	578	20.1%	611	21.8%
Other	202	7.0%	242	8.6%
Total mortgage loans	$2,880	100.0%	$2,811	100.0%
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be VIEs primarily as an investor through normal investment activities.
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Condensed Consolidated Financial Statements. As of September 30, 2017 and December 31, 2016 the Company did not hold any VIEs for which it was the primary beneficiary.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. The Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of September 30, 2017 and December 31, 2016 is limited to the total carrying value of $860 and $859, respectively, which are included in limited partnerships and other alternative investments in the Company's Condensed Consolidated Balance Sheets. As of September 30, 2017 and December 31, 2016, the Company has outstanding commitments totaling $505 and $497, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management. For further discussion of these investments, see Equity Method Investments within Note 3 - Investments of Notes to Consolidated Financial Statements included in the Company’s 2016 Form 10-K Annual Report.
In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager and, therefore, does not consolidate. These investments are included in ABS, CDOs, CMBS and RMBS in the AFS Securities table and fixed maturities, FVO, in the Company’s Condensed Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Securities Lending, Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through securities lending and repurchase agreements.
Securities Lending
Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s Condensed Consolidated Balance Sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Condensed Consolidated Balance Sheets. Income associated with securities lending transactions is reported as a component of net investment income in the Company’s Condensed Consolidated Statements of Operations.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. These transactions generally have a contractual maturity of ninety days or less. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Condensed Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Condensed Consolidated Balance Sheets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing.

Securities Lending and Repurchase Agreements
	September 30, 2017	December 31, 2016
	Fair Value	Fair Value
Securities Lending Transactions:
Gross amount of securities on loan	$655	$435
Gross amount of associated liability for collateral received [1]	$671	$446

Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$201	$118
Gross amount of collateral pledged related to repurchase agreements [2]	$204	$121

[1]
Cash collateral received is reinvested in fixed maturities, AFS and short term investments which are included in the Condensed Consolidated Balance Sheets. Amount includes additional securities collateral received of $5 and $26 million which are excluded from the Company's Condensed Consolidated Balance Sheets as of September 30, 2017 and December 31, 2016, respectively.

[2]	Collateral pledged is included within fixed maturities, AFS and short term investments in the Company's Condensed Consolidated Balance Sheets.
Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of September 30, 2017 and December 31, 2016, the fair value of securities on deposit was $22 and $21, respectively.
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivative Instruments

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or features that as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements included in the Company's 2016 Form 10-K Annual Report. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. The Company has also entered into forward starting swap agreements to hedge the interest rate exposure related to the future purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain product liabilities.
Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Fair Value Hedges
The Company previously used interest rate swaps to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates. These swaps were typically used to manage interest rate duration.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Interest Rate Swaps, Swaptions, and Futures
The Company uses interest rate swaps, swaptions, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of September 30, 2017 and December 31, 2016, the notional amount of interest rate swaps in offsetting relationships was $2.7 billion.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company had previously entered into foreign currency forwards to hedge non-U.S. dollar denominated cash and equity securities.
Fixed Payout Annuity Hedge
The Company has obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company invests in U.S. dollar denominated assets to support the assumed reinsurance liability. The Company has in place pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivative Instruments (continued)

Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio. The Company previously entered into total return swaps to hedge equity risk of specific common stock investments which were accounted for using fair value option in order to align the accounting treatment within net realized capital gains (losses). In addition, the Company formerly offered certain equity indexed products that remain in force, a portion of which contain embedded derivatives that require changes in value to be bifurcated from the host contract. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.
The Company utilizes derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments
	Notional Amount		Fair Value
	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016
Customized swaps	$5,035	$5,191	$62	$100
Equity swaps, options, and futures	1,370	1,362	(41)	(27)
Interest rate swaps and futures	2,986	3,703	44	21
Total	$9,391	$10,256	$65	$94
Macro Hedge Program
The Company utilizes equity swaps, options, forwards and futures to provide partial protection against the statutory tail scenario risk arising from GMWB and the GMDB liabilities on the Company's statutory surplus. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.
Modified Coinsurance Reinsurance Contracts
As of September 30, 2017, and December 31, 2016, the Company had approximately $882 and $875, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivative Instruments (continued)

Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders, are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to Condensed Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivative Instruments (continued)

Derivative Balance Sheet Presentation
	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
	Sep 30, 2017	Dec 31, 2016	Sep 30, 2017	Dec 31, 2016	Sep 30, 2017	Dec 31, 2016	Sep 30, 2017	Dec 31, 2016
Cash flow hedges
Interest rate swaps	$1,656	$1,794	$1	$7	$6	$9	$(5)	$(2)
Foreign currency swaps	178	164	(11)	(16)	6	10	(17)	(26)
Total cash flow hedges	1,834	1,958	(10)	(9)	12	19	(22)	(28)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,240	2,774	(387)	(411)	281	249	(668)	(660)
Foreign exchange contracts
Foreign currency swaps and forwards	37	382	—	36	—	36	—	—
Fixed payout annuity hedge	804	804	(255)	(263)	—	—	(255)	(263)
Credit contracts
Credit derivatives that purchase credit protection	85	131	(3)	(3)	—	—	(3)	(3)
Credit derivatives that assume credit risk [1]	377	458	2	4	8	5	(6)	(1)
Credit derivatives in offsetting positions	590	1,006	2	(1)	10	16	(8)	(17)
Equity contracts
Equity index swaps and options	—	100	—	—	—	33	—	(33)
Variable annuity hedge program
GMWB product derivatives [2]	11,797	13,114	(93)	(241)	—	—	(93)	(241)
GMWB reinsurance contracts	2,450	2,709	51	73	51	73	—	—
GMWB hedging instruments	9,391	10,256	65	94	130	190	(65)	(96)
Macro hedge program	8,157	6,532	166	178	192	201	(26)	(23)
Other
Modified coinsurance reinsurance contracts	882	875	57	68	57	68	—	—
Total non-qualifying strategies	37,810	39,141	(395)	(466)	729	871	(1,124)	(1,337)
Total cash flow hedges and non-qualifying strategies	$39,644	$41,099	$(405)	$(475)	$741	$890	$(1,146)	$(1,365)
Balance Sheet Location
Fixed maturities, available-for-sale	$35	$121	$—	$—	$—	$—	$—	$—
Other investments	11,614	12,732	197	235	258	325	(61)	(90)
Other liabilities	12,865	11,498	(617)	(577)	375	424	(992)	(1,001)
Reinsurance recoverables	3,333	3,584	108	141	108	141	—	—
Other policyholder funds and benefits payable	11,797	13,164	(93)	(274)	—	—	(93)	(274)
Total derivatives	$39,644	$41,099	$(405)	$(475)	$741	$890	$(1,146)	$(1,365)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.
Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Condensed Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivative Instruments (continued)

Offsetting Derivative Assets and Liabilities
	(i)	(ii)	(iii) = (i) - (ii)		(iv)	(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral Received [3] Pledged [2]	Financial Collateral Received [4]	Net Amount
As of September 30, 2017
Other investments	$633	$551	$197	$(115)	$41	$41
Other liabilities	$(1,053)	$(265)	$(617)	$(171)	$(785)	$(3)
As of December 31, 2016
Other investments	$749	$588	$235	$(74)	$101	$60
Other liabilities	$(1,091)	$(396)	$(577)	$(118)	$(655)	$(40)

[1]	Included in other invested assets in the Company's Condensed Consolidated Balance Sheets.

[2]	Included in other liabilities in the Company's Condensed Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]	Included in other investments in the Company's Condensed Consolidated Balance Sheets and amount presented is limited to the net derivative payable associated with each counterparty.

[4]	Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Interest rate swaps	$(3)	$(16)	$(3)	$30
Foreign currency swaps	2	1	6	2
Total	$(1)	$(15)	$3	$32

Derivatives in Cash Flow Hedging Relationships
		Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)
		Three Months Ended September 30,		Nine Months Ended September 30,
		2017	2016	2017	2016
Interest rate swaps	Net realized capital gains (losses)	$—	$—	$(1)	$—
Interest rate swaps	Net investment income	7	6	20	19
Foreign currency swaps	Net realized capital gains (losses)	3	1	9	3
Total		$10	$7	$28	$22
During the three and nine months ended September 30, 2017, and September 30, 2016, the Company had no ineffectiveness recognized in income within net realized capital gains (losses).

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivative Instruments (continued)

As of September 30, 2017, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $11. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.
During the three and nine months ended September 30, 2017, and September 30, 2016, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Fair Value Hedges
For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged items attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
For three and nine months ended September 30, 2017, the Company did not hold any fair value hedges. For the three and nine months ended ended September 30, 2016, the Company recognized in income immaterial gains and (losses) for the ineffective portion of fair value hedges related to the derivative instrument and the hedged item.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-Qualifying Strategies Recognized within Net Realized Capital Gains (Losses)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Variable annuity hedge program
GMWB product derivatives	$58	$87	$198	$(22)
GMWB reinsurance contracts	(9)	(15)	(33)	(2)
GMWB hedging instruments	(34)	(66)	(112)	16
Macro hedge program	(65)	(64)	(189)	(98)
Total variable annuity hedge program	(50)	(58)	(136)	(106)
Foreign exchange contracts
Foreign currency swaps and forwards	(1)	(1)	(4)	(5)
Fixed payout annuity hedge	(3)	13	8	109
Total foreign exchange contracts	(4)	12	4	104
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	(5)	(3)	3	(11)
Credit contracts
Credit derivatives that purchase credit protection	2	(4)	14	(7)
Credit derivatives that assume credit risk	(1)	9	(10)	10
Equity contracts
Equity index swaps and options	—	(2)	(4)	30
Other
Modified coinsurance reinsurance contracts	—	(1)	(10)	(48)
Total other non-qualifying derivatives	(4)	(1)	(7)	(26)
Total [1]	$(58)	$(47)	$(139)	$(28)

[1]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivative Instruments (continued)

Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

Credit Derivatives by Type
As of September 30, 2017
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$132	$3	4 years	Corporate Credit/ Foreign Gov.	A-	$15	$—
Below investment grade risk exposure	43	—	Less than 1 Year	Corporate Credit	B-	43	—
Basket credit default swaps [4]
Investment grade risk exposure	419	—	3 years	Corporate Credit	BBB+	169	—
Below investment grade risk exposure	22	2	4 years	Corporate Credit	B+	22	—
Investment grade risk exposure	22	(1)	3 years	CMBS Credit	A+	12	—
Below investment grade risk exposure	34	(6)	Less than 1 Year	CMBS Credit	CCC+	34	6
Total [5]	$672	$(2)				$295	$6

As of December 31, 2016
				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$88	$—	3 years	Corporate Credit/ Foreign Gov.	A	$45	$—
Below investment grade risk exposure	43	—	1 year	Corporate Credit	B-	43	—
Basket credit default swaps [4]
Investment grade risk exposure	493	5	3 years	Corporate Credit	BBB+	225	(1)
Below investment grade risk exposure	22	2	4 years	Corporate Credit	B	22	(2)
Investment grade risk exposure	158	(2)	2 years	CMBS Credit	AA+	111	1
Below investment grade risk exposure	57	(13)	1 year	CMBS Credit	CCC	57	13
Embedded credit derivatives
Investment grade risk exposure	100	100	Less than 1 year	Corporate Credit	A+	—	—
Total [5]	$961	$92				$503	$11

[1]
The average credit ratings are based on availability and are generally the midpoint of the avaliable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivative Instruments (continued)

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law, which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Includes $1.2 billion and $1.8 billion as of September 30, 2017 and December 31, 2016 of notional amount on swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.

Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of September 30, 2017 and December 31, 2016, the Company pledged cash collateral associated with derivative instruments with a fair value of $37 and $134, respectively, for which the collateral receivable has been primarily included within other assets on the Company's Condensed Consolidated Balance Sheets. The Company also pledged securities collateral associated with derivative instruments with a fair value of $841 and $830, respectively, as of September 30, 2017 and December 31, 2016, which have been included in fixed maturities on the Condensed Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.
As of September 30, 2017 and December 31, 2016 the Company accepted cash collateral associated with derivative instruments of $404 and $333, respectively, which was invested and recorded in the Company's Condensed Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of September 30, 2017 and December 31, 2016, with a fair value of $42 and $107, respectively, of which the Company has the ability to sell or repledge $10 and $81, respectively. As of September 30, 2017 and December 31, 2016, the Company had no repledged securities and did not sell any securities. In addition, as of September 30, 2017 and December 31, 2016, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Condensed Consolidated Balance Sheets.
5. Deferred Policy Acquisition Costs

Changes in the DAC Balance
	Nine months ended September 30,
	2017	2016
Balance, beginning of period	$463	$542
Deferred costs	2	7
Amortization — DAC	(42)	(29)
Amortization — Unlock benefit (charge), pre-tax	17	(71)
Adjustments to unrealized gains and losses on securities AFS and other	(14)	(7)
Balance, end of period	$426	$442

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2017	$786	$2,627	$10,587	$14,000
Incurred [3]	57	231	523	811
Paid	(76)	—	(590)	(666)
Change in unrealized investment gains and losses	—	—	135	135
Liability balance as of September 30, 2017	$767	$2,858	$10,655	$14,280
Reinsurance recoverable asset, as of January 1, 2017	$432	$2,627	$1,697	$4,756
Incurred [3]	37	231	33	301
Paid	(63)	—	(45)	(108)
Reinsurance recoverable asset, as of September 30, 2017	$406	$2,858	$1,685	$4,949

	Universal Life-Type Contracts
	GMDB/GMWB [1]	Universal Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2016	$863	$2,313	$10,674	$13,850
Incurred [3]	50	234	537	821
Paid	(92)	—	(587)	(679)
Change in unrealized investment gains and losses	—	—	419	419
Liability balance as of September 30, 2016	$821	$2,547	$11,043	$14,411
Reinsurance recoverable asset, as of January 1, 2016	$523	$2,313	$1,823	$4,659
Incurred [3]	40	234	(25)	249
Paid	(73)	—	(48)	(121)
Reinsurance recoverable asset, as of September 30, 2016	$490	$2,547	$1,750	$4,787

[1]
These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the return of the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2] Represents life-contingent reserves for which the company is subject to insurance and investment risk.
[3] Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
6. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of September 30, 2017
	Account Value (“AV”) [8]	Net Amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
Maximum anniversary value (“MAV”) [1]
MAV only	$13,674	$2,047	$305	71
With 5% rollup [2]	1,149	143	45	72
With Earnings Protection Benefit Rider (“EPB”) [3]	3,482	522	80	71
With 5% rollup & EPB	476	105	23	73
Total MAV	18,781	2,817	453
Asset Protection Benefit (APB) [4]	10,175	102	70	70
Lifetime Income Benefit (LIB) – Death Benefit [5]	454	4	4	70
Reset [6] (5-7 years)	2,445	6	5	70
Return of Premium [7] /Other	8,852	55	52	71
Subtotal Variable Annuity with GMDB/GMWB [10]	$40,707	$2,984	$584	71
Less: General Account Value with GMDB/GMWB	3,665
Subtotal Separate Account Liabilities with GMDB	37,042
Separate Account Liabilities without GMDB	78,584
Total Separate Account Liabilities	$115,626

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net of withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV or net premiums paid.

[8]	AV includes the contract holder’s investment in the separate account and the general account.

[9]
NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity markets movements and increase when equity markets decline.

[10]
Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $6.3 billion of total account value and weighted average attained age of 73 years. There is no NAR or retained NAR related to these contracts. Includes $1.7 billion of account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
Asset type	As of September 30, 2017	As of December 31, 2016
Equity securities (including mutual funds)	$34,267	$33,880
Cash and cash equivalents	2,775	3,045
Total	$37,042	$36,925
As of September 30, 2017 and December 31, 2016, approximately 15% and 16%, respectively, of the equity securities (including mutual funds) in the preceding table were funds invested in fixed income securities and approximately 85% and 84%, respectively, were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Condensed Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Income Taxes

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
Tax provision at the U.S. federal statutory rate	$25	$32	$106	$87
Dividends-received deduction ("DRD")	(36)	(16)	(72)	(57)
Foreign related investments	(2)	(3)	(5)	(6)
Other	1	—	3	—
Provision for income taxes	$(12)	$13	$32	$24
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distribution from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.
The federal audit of the years 2012 and 2013 began in March 2015 and was completed as of March 31, 2017 with no additional adjustments. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, altering the level of tax exempt securities held, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.
Net deferred income taxes include the future tax benefits associated with the net operating loss carryover, alternative minimum tax credit carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of September 30, 2017 and December 31, 2016, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,241 and $3,301, respectively. If not utilized, $3,238 of the losses will expire from 2023 to 2033. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.
Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued run off of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future consolidated group earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the net operating loss carryover, the Company's estimate of the likely realization may change over time.
Alternative Minimum Tax Credit and Foreign Tax Credit Carryover
As of September 30, 2017 and December 31, 2016, the net deferred tax asset included the expected tax benefit attributable to alternative minimum tax credit carryover of $241 and $232 and foreign tax credit carryover of $29 and $40, respectively. The alternative minimum tax credits have no expiration date and the foreign tax credit carryovers expire from 2022 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified and purchased certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided on either the alternative minimum tax carryover or foreign tax credit carryover.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Commitments and Contingencies

Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.
Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of September 30, 2017 is $802. For this $802, the legal entities have posted collateral of $843 in the normal course of business. In addition, the Company has posted collateral of $31 associated with a customized GMWB derivative. Based on derivative market values as of September 30, 2017, a downgrade of one level below the current financial strength ratings by either Moody's or S&P would require an additional $7 of assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.
On October 23, 2017, Moody’s lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company to Baa3.  Given this downgrade action, termination rating triggers in three derivative counterparty relationships were impacted.  The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete.  Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company.  As of September 30, 2017, the notional amount and fair value related to these three derivative counterparties is $989 and $43, respectively.  These counterparties have not exercised their right to terminate these relationships and, if they did, would have to settle all of the outstanding derivatives.  In addition, as a result of the downgrade of Hartford Life and Annuity Insurance Company, the Company is required to post an additional $7 of collateral related to a single counterparty relationship.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Transactions with Affiliates

Parent Company Transactions
Transactions of the Company with Hartford Fire Insurance Company ("Hartford Fire"), Hartford Holdings Inc. ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions, and employee costs. In addition, the Company has issued structured settlement contracts to fund claims settlements of property casualty insurance companies and self-insured entities. In many cases, the structured settlement contracts are to fund claim settlements of the Company's affiliated property and casualty companies whereby these property and casualty companies transferred funds to another affiliate of the Company to purchase the contracts. The Company had $55 and $53 of reserves for claim annuities purchased by affiliated entities as of September 30, 2017 and December 31, 2016, respectively. Reserves for annuities issued by the Company to The Hartford's property and casualty subsidiaries to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $691 and $711 as of September 30, 2017 and December 31, 2016, respectively.
Substantially all general insurance expenses related to the Company are initially paid by The Hartford. Expenses are allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.
The Company issued a guarantee to retirees and vested terminated employees of The Hartford Retirement Plan for U.S. Employees (the "Plan”) who retired or terminated prior to January 1, 2004 (the "Retirees"). The Plan is sponsored by The Hartford. The guarantee is a commitment to pay all accrued benefits which the Retiree or the Retiree’s designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. In June 2017, The Hartford purchased a group annuity contract with The Prudential Insurance Company of America and settled a portion of The Hartford's benefit obligation, which included, among others, the Retirees. With the purchase of this group annuity contract, The Hartford has transferred its responsibility for the Retirees' pension benefits to The Prudential Insurance Company of America, thereby causing the Plan to have no further liability with respect to any and all of the benefits of the Retirees. Accordingly, the discharge of the underlying pension obligation has extinguished the Company's guarantee.
In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company’s products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of September 30, 2017 and December 31, 2016, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.
Reinsurance Ceded to Affiliates
The Company maintains a reinsurance agreement with Hartford Life and Accident Insurance Company ("HLA") whereby the Company cedes both group life and group accident and health risk. Under this agreement, the Company ceded group life premium of $7 and $22 for the three and nine months ended September 30, 2017 and $10 and $32 for the three and nine months ended September 30, 2016, respectively. The Company ceded accident and health premiums to HLA of $16 and $52 for the three and nine months ended September 30, 2017 and $15 and $67 for the three and nine months ended September 30, 2016, respectively.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Three Months Ended September 30, 2017
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$899	$23	$(3)	$919
OCI before reclassifications	45	(1)	—	44
Amounts reclassified from AOCI	(13)	(6)	—	(19)
OCI, net of tax	32	(7)	—	25
Ending balance	$931	$16	$(3)	$944

Changes in AOCI, Net of Tax for the Nine Months Ended September 30, 2017
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$693	$32	$(3)	$722
OCI before reclassifications	291	2	—	293
Amounts reclassified from AOCI	(53)	(18)	—	(71)
OCI, net of tax	238	(16)	—	222
Ending balance	$931	$16	$(3)	$944

Reclassifications from AOCI
	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2017	Affected Line Item in the Condensed Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$20	$81	Net realized capital losses
	20	81	Income before income taxes
	7	28	Income tax expense (benefit)
	13	53	Net income
Net Gains on Cash Flow Hedging Instruments
Interest rate swaps	—	(1)	Net realized capital losses
Interest rate swaps	7	20	Net investment income
Foreign currency swaps	3	9	Net realized capital losses
	10	28	Income before income taxes
	4	10	Income tax expense (benefit)
	6	18	Net income
Total amounts reclassified from AOCI	$19	$71	Net income

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Changes in and Reclassifications From Accumulated Other Comprehensive Income (continued)

Changes in AOCI, Net of Tax for the Three Months Ended September 30, 2016
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$993	$77	$(2)	$1,068
OCI before reclassifications	155	(9)	—	146
Amounts reclassified from AOCI	(18)	(5)	—	(23)
OCI, net of tax	137	(14)	—	123
Ending balance	$1,130	$63	$(2)	$1,191

Changes in AOCI, Net of Tax for the Nine Months Ended September 30, 2016
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$539	$57	$(3)	$593
OCI before reclassifications	623	20	1	644
Amounts reclassified from AOCI	(32)	(14)	—	(46)
OCI, net of tax	591	6	1	598
Ending balance	$1,130	$63	$(2)	$1,191

Reclassified from AOCI
	Three Months Ended September 30, 2016	Nine Months Ended September 30, 2016	Affected Line Item in the Condensed Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$28	$49	Net realized capital losses
	28	49	Income before income taxes
	10	17	Income tax expense (benefit)
	18	32	Net income
Net Gains on Cash Flow Hedging Instruments
Interest rate swaps	6	19	Net investment income
Foreign currency swaps	1	3	Net realized capital losses
	7	22	Income before income taxes
	2	8	Income tax expense (benefit)
	5	14	Net income
Total amounts reclassified from AOCI	$23	$46	Net income

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Subsequent Event

On October 23, 2017, The Hartford announced that HLA, a wholly owned subsidiary of The Hartford and an affiliate of the Company, entered into a definitive agreement to purchase Aetna’s U.S. group life and disability insurance business through a reinsurance transaction. In order to finance this acquisition, The Hartford requested from the Company, and the Connecticut Department of Insurance has approved, an extraordinary dividend of $800 in the form of a return of capital. This dividend is expected to be paid in the fourth quarter of 2017 contingent on the closing of the transaction.

Item 2. MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS
(Dollar amounts in millions, unless otherwise stated)
Management’s Discussion and Analysis of Financial Condition and Results of Operations (“MD&A”) addresses the financial condition of Hartford Life Insurance Company and its subsidiaries (“Hartford Life Insurance Company” or the “Company”) as of and for the periods ended September 30, 2017 compared with the comparable 2016 periods.
The Company meets the conditions specified in General Instruction H(1) of Form 10-Q and is filing this Form with the reduced disclosure format permitted for wholly-owned subsidiaries of reporting entities. The Company has omitted, from this Form 10-Q, certain information in Part I Item 2 Management's Discussion and Analysis of Financial Condition and Results of Operations. The Company has included, under Item 2, Consolidated Results of Operations to explain any material changes in revenue and expense items for the periods presented. Certain reclassifications have been made to prior period financial information to conform to the current period classifications. This discussion should be read in conjunction with MD&A in Hartford Life Insurance Company’s 2016 Form 10-K Annual Report.

CONSOLIDATED RESULTS OF OPERATIONS

Operating Summary	Three Months Ended September 30,			Nine Months Ended September 30,
	2017	2016	Change	2017	2016	Change
Fee income and other	$215	$246	(13%)	$661	$746	(11%)
Earned premiums	27	124	(78%)	97	180	(46%)
Net investment income	324	363	(11%)	958	1,030	(7%)
Net realized capital gains (losses)	(33)	(31)	(6%)	(61)	(145)	58%
Total revenues	533	702	(24%)	1,655	1,811	(9%)
Benefits, losses and loss adjustment expenses	352	405	(13%)	1,024	1,096	(7%)
Amortization of deferred policy acquisition costs ("DAC")	7	81	(91%)	25	100	(75%)
Insurance operating costs and other expenses	103	124	(17%)	304	365	(17%)
Dividends to policyholders	—	—	—%	—	1	(100%)
Total benefits, losses and expenses	462	610	(24%)	1,353	1,562	(13%)
Income before income taxes	71	92	(23%)	302	249	21%
Income tax expense (benefit)	(12)	13	(192%)	32	24	33%
Net income	$83	$79	5%	$270	$225	20%
Three and nine months ended September 30, 2017 compared to the three and nine months ended September 30, 2016
Net income increased for the three and nine months ended September 30, 2017, as compared to the prior year periods, primarily due to lower amortization of deferred policy acquisition costs, lower benefits, losses and loss adjustment expenses, and lower insurance operating costs and other expenses, partially offset by lower earned premiums and lower fee income and other.
Fee income, earned premiums, and insurance operating costs and other expenses decreased for the three and nine months ended September 30, 2017, as compared to the prior year period, primarily due to the continued run off of the variable annuity block of business.
Benefits, losses and loss adjustment expenses decreased for the three and nine months ended September 30, 2017, as compared to the prior year period, due to lower death benefits and interest credited primarily due to the continued run off of the variable annuity block of business.
The decrease in DAC amortization for the three and nine months ended September 30, 2017 was due to the run off of the variable annuity block of business and the effect of a favorable unlock compared to a prior year unfavorable unlock. For further discussion of the unlock, see MD&A - Estimated Gross Profits.
Net investment income decreased for the three and nine months ended September 30, 2017, compared to the prior year periods, primarily due to lower income from limited partnerships and other alternative investments as well as lower asset levels. Income from limited partnership and other alternative investments was below the prior year due to lower returns on private equity investments. For further discussion, see MD&A - Investments Results, Net Investment Income.
Net realized capital losses of $33, before tax, for the three months ended September 30, 2017, were greater than net realized capital losses of $31, before tax, in the prior year period, primarily due to lower net gains on sales, largely offset by lower impairments and lower losses on the variable annuity hedge program. Net realized capital losses of $61, before tax, for the nine months ended September 30, 2017, were lower than net realized capital losses of $145, before tax, in the prior year period, primarily due to the effect of losses on non-qualifying and other derivatives in 2016, higher net gains on sales and lower impairments, partially offset by greater losses on the variable annuity hedge program. For further discussion of the results, see MD&A - Investment Results, Net Realized Capital Gains (Losses).
The effective tax rate differs from the U.S. statutory rate of 35% in 2017 and 2016 primarily due to the separate account dividends received deduction ("DRD"). Income tax expense changed from income tax expense to an income tax benefit for the three months ended September 30, 2017 compared to the prior year period, primarily due to a decrease in income before income taxes and a higher DRD benefit. For the nine months ended September 30, 2017, as compared to the prior year period, income tax expense increased by $8, primarily due to an increase in income before income taxes. For a reconciliation of the income tax provision at the U.S. Federal statutory rate to the provision for income taxes, see Note 7 - Income Taxes of Notes to Condensed Consolidated Financial Statements.

INVESTMENT RESULTS

Net Investment Income
	Three Months Ended September 30,				Nine Months Ended September 30,
	2017		2016		2017		2016
(Before-tax)	Amount	Yield [1]	Amount	Yield [1]	Amount	Yield [1]	Amount	Yield [1]
Fixed maturities [2]	$251	4.5%	$258	4.5%	$758	4.5%	$793	4.6%
Equity securities, AFS	1	2.8%	1	2.9%	4	2.2%	5	3.2%
Mortgage loans	31	4.3%	33	4.6%	93	4.4%	97	4.5%
Policy loans	20	5.5%	19	5.4%	59	5.5%	61	5.7%
Limited partnerships and other alternative investments	23	9.8%	47	19.2%	44	6.5%	59	7.1%
Other [3]	12		17		41		53
Investment expense	(14)		(12)		(41)		(38)
Total net investment income	324	4.5%	363	4.9%	958	4.4%	1,030	4.6%
Total net investment income excluding limited partnerships and other alternative investments	$301	4.4%	$316	4.4%	$914	4.4%	$971	4.5%

[1]
Yields calculated using annualized net investment income divided by the monthly average invested assets at amortized cost as applicable, excluding repurchase agreement and securities lending collateral, if any, and derivatives amortized cost.

[2]	Includes net investment income on short-term investments.

[3]	Primarily includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.
Three and nine months ended September 30, 2017 compared to the three and nine months ended September 30, 2016
Total net investment income decreased for the three and nine months ended September 30, 2017 compared to the three and nine months ended September 30, 2016 primarily due to lower income from limited partnerships and other alternative investments as well as lower asset levels. Income from limited partnership and other alternative investments was below the prior year due to lower returns on private equity investments.
The annualized net investment income yield, excluding limited partnerships and other alternative investments, was 4.4% for the nine months ended September 30, 2017, down from 4.5% for the nine months ended September 30, 2016. Excluding non-routine items, which primarily include make-whole payments on fixed maturities and income received from previously impaired securities, the annualized investment income yield, excluding limited partnerships and other alternative investments, was 4.3% for the nine months ended September 30, 2017, down from 4.4% for the nine months ended September 30, 2016.
The average reinvestment rate for the nine months ended September 30, 2017, excluding certain U.S. Treasury securities and cash equivalent securities, was approximately 3.7%, which was below the average yield of sales and maturities of 3.9% for the same period. For the nine months ended September 30, 2017, the average reinvestment rate of 3.7% increased from 3.4% for the nine months ended September 30, 2016.
We expect the annualized net investment income yield for the 2017 calendar year, excluding limited partnerships and other alternative investments, to be slightly below the portfolio yield earned in 2016. This assumes the Company earns less income in 2017 from make-whole payments on fixed maturities and recoveries on previously impaired securities than it did in 2016 and that reinvestment rates continue to be below the average yield of sales and maturities. The estimated impact on net investment income is subject to change as the composition of the portfolio changes through portfolio management and trading activities and changes in market conditions.

Net Realized Capital Gains (Losses)
	Three Months Ended September 30,		Nine Months Ended September 30,
(Before-tax)	2017	2016	2017	2016
Gross gains on sales	$28	$47	$141	$138
Gross losses on sales	(7)	(6)	(47)	(66)
Net OTTI losses recognized in earnings	(1)	(12)	(14)	(23)
Valuation allowances on mortgage loans	—	—	2	—
Results of variable annuity hedge program
GMWB derivatives, net	15	6	53	(8)
Macro hedge program	(65)	(64)	(189)	(98)
Total results of variable annuity hedge program	(50)	(58)	(136)	(106)
Transactional foreign currency revaluation	3	(8)	(11)	(116)
Non-qualifying foreign currency derivatives	(4)	12	4	108
Other, net [1]	(2)	(6)	—	(80)
Net realized capital losses	$(33)	$(31)	$(61)	$(145)

[1]
Primarily consists of changes in value of non-qualifying derivatives, including credit derivatives, interest rate derivatives used to manage duration, and embedded derivatives associated with modified coinsurance reinsurance contracts.

Gross Gains and Losses on Sales

•
Gross gains and losses on sales for the three and nine months ended September 30, 2017 were primarily the result of duration, liquidity and credit management within corporate securities, residential mortgage-backed securities ("RMBS"), equity securities, and municipal bonds.

•
Gross gains and losses on sales for the three and nine months ended September 30, 2016 were primarily due to sales of corporate securities and U.S Treasuries as a result of duration, liquidity and credit management.

Variable Annuity Hedge Program

•
For the three and nine months ended September 30, 2017, the net gains on the combined GMWB derivatives, net, which include the GMWB product, reinsurance, and hedging derivatives, were primarily driven by gains of $8 and $19, respectively, driven by a decline in equity market volatility, $7 and $18, respectively, driven by time decay of options, and $4and $15, respectively, due to policyholder behavior.

•
For the three months ended September 30, 2016, the net gain related to the combined GMWB derivative, net, were primarily due to gains of $16 due to favorable policyholder behavior and gains of $11 driven by outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by losses of $(11) primarily resulting from assumption updates and losses of $(6) due to an increase in interest rates.

•
For the nine months ended September 30, 2016 , the net loss related to the combined GMWB derivative, net, were primarily due to losses of $(19) driven by an increase in U.S equity markets, partially offset by non-market gains of $14 . The non-market gains include favorable policyholder behavior and outperformance of the underlying actively managed funds compared to their respective indices, partially offset by assumption and fund regression updates.

•
For the three and nine months ended September 30, 2017,the losses on the macro hedge program were primarily due to losses of $(42) and $(109), respectively, driven by an improvement in domestic equity markets and $(15) and $(51), respectively, driven by time decay on options. Also included were losses of $(8) and $(37) driven by a decline in equity market volatility.

•
For the three and nine months ended September 30, 2016, the losses on the macro hedge program were primarily due to losses of $(25) and $(58), respectively, driven by an increase in equity markets and losses of $(19) and $(40), respectively, driven by time decay on options. Additional losses of $(9) for the three months ended September 30, 2016 were driven by a decline in equity volatility.

Other, Net

•
Other, net loss for the nine months ended September 30, 2016, was primarily due to losses of $(48) associated with modified coinsurance reinsurance contracts driven by a decline in interest rates. Modified coinsurance reinsurance contracts are accounted for as embedded derivatives and transfer to the reinsurer the investment experience related to the assets supporting the reinsured policies. Also included were additional losses of $(13) on equity derivatives which were hedging against a decline in the equity market on the investment portfolio, losses of $(11) on interest derivatives driven by a decline in interest rates.

CRITICAL ACCOUNTING ESTIMATES
The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ, and in the past have differed, from those estimates. The Company’s critical accounting estimates are discussed in Part II, Item 7 MD&A in the Company’s 2016 Form 10-K Annual Report. The following discussion updates certain of the Company’s critical accounting estimates as of September 30, 2017.
Estimated Gross Profits
Estimated gross profits ("EGPs") are used in the valuation and amortization of the DAC asset. Portions of EGPs are also used in the valuation of reserves for death and other insurance benefit features on variable annuity and other universal life-type contracts.

Significant EGP-based Balances
	As of September 30, 2017	As of December 31, 2016
DAC [1]	$426	$463
Death and Other Insurance Benefit Reserves, net of reinsurance [2]	$361	$354

[1]	For additional information on DAC, see Note 5 - Deferred Policy Acquisition Costs of Notes to Condensed Consolidated Financial Statements.

[2]
For additional information on death and other insurance benefit reserves, see Note 6 - Reserves for Future Policy Benefits and Separate Account Liabilities of Notes to Condensed Consolidated Financial Statements.

Benefit (Charge) to Income, Net of Tax, as a Result of Unlock
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
DAC	$7	$(72)	$16	$(71)
Death and Other Insurance Benefit Reserves	5	12	20	30
Total (pre-tax)	12	(60)	36	(41)
Income tax effect	5	(21)	13	(14)
Total (after-tax)	$7	$(39)	$23	$(27)
The Unlock benefit, after-tax for the three and nine months ended September 30, 2017 was primarily due to separate accounts returns being above our aggregated estimated returns during the period largely due to an increase in equity markets.
The Unlock charge after-tax, for the three and nine months ended September 30, 2016 was primarily due to the reduction of the fixed annuity DAC balance to zero due to the impact of the sustained low interest rates on estimated gross profits, partially offset by an off-cycle assumption change that reduced future expected lapse rates given recent experience and an unlock benefit on variable annuity DAC due to separate account returns being above our aggregated estimated returns during the period largely due to an increase in equity markets.
Use of Estimated Gross Profits in Amortization and Reserving
For most annuity contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs. Changes in these assumptions and changes to other policyholder behavior assumptions such as resets, partial surrenders, reaction to price increases, and asset allocations cause EGPs to fluctuate which impacts earnings.
The Company determines EGPs from a single deterministic reversion to mean (“RTM”) separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s DAC model is adjusted to reflect actual account values at the end of each quarter. Through consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps.

Market Unlocks
In addition to updating assumptions in the fourth quarter of each year, an Unlock revises EGPs, on a quarterly basis, to reflect the Company’s current best estimate assumptions and market updates of policyholder account value. The Unlock for future separate account returns is determined each quarter. Under RTM, the expected long term rate of return is 8.3%. The annual return assumed over the next five years of approximately 0.1% was calculated based on the return needed over that period to produce an 8.3% return since March of 2009, the date the Company adopted the RTM estimation technique to project future separate account returns. Based on the expected trend of policy lapses and annuitizations, the Company expects approximately 55% of its block of variable annuities to run off in the next 5 years.
Aggregate Recoverability
After each quarterly Unlock, the Company also tests the aggregate recoverability of DAC by comparing the DAC balance to the present value of future EGPs. The margin between the DAC balance and the present value of future EGPs for variable annuities was 35% as of September 30, 2017. If the margin between the DAC asset and the present value of future EGPs is exhausted, then further reductions in EGPs would cause portions of DAC to be unrecoverable and the DAC asset would be written down to equal future EGPs.

CAPITAL RESOURCES AND LIQUIDITY
Capital resources and liquidity represent the financial resources of Hartford Life Insurance Company and its ability to generate strong cash flows, borrow funds at competitive rates and raise new capital to meet operating needs over the next twelve months.
Liquidity Requirements and Sources of Capital
The Hartford has an intercompany liquidity agreement that allows for short-term advances of funds among The Hartford Financial Services Group, Inc. ("HFSG Holding Company") and certain affiliates of up to $2.0 billion for liquidity and other general corporate purposes. The Connecticut Insurance Department ("CTDOI") granted approval for certain affiliated insurance companies that are parties to the agreement to treat receivables from a parent, including the HFSG Holding Company, as admitted assets for statutory accounting purposes. As of September 30, 2017, there were no amounts outstanding or borrowed by the Company.
Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of September 30, 2017 is $802. For this $802, the legal entities have posted collateral of $843 in the normal course of business. In addition, the Company has posted collateral of $31 associated with a customized GMWB derivative. Based on derivative market values as of September 30, 2017, a downgrade of one level below the current financial strength ratings by either Moody's or S&P would require an additional $7 of assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, if required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.
On October 23, 2017, Moody’s lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company to Baa3.  Given this downgrade action, termination rating triggers in three derivative counterparty relationships were impacted.  The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete.  Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company.  As of September 30, 2017, the notional amount and fair value related to these three derivative counterparties is $989 and $43, respectively.  These counterparties have not exercised their right to terminate these relationships and, if they did, would have to settle all of the outstanding derivatives.  In addition, as a result of the downgrade of Hartford Life and Annuity Insurance Company, the Company is required to post an additional $7 of collateral related to a single counterparty relationship.
Insurance Operations
Total general account contractholder obligations are supported by $31 billion of cash and total general account invested assets, which includes the following fixed maturity securities and short-term investments to meet liquidity needs.

As of September 30, 2017
Fixed maturities	$23,679
Short-term investments	1,400
Cash	239
Less: Derivative collateral	1,244
Total	$24,074
Capital resources available to fund liquidity upon contractholder surrender or termination are a function of the legal entity in which the liquidity requirement resides. Obligations related to life and annuity insurance products will be generally funded by both HLIC and Hartford Life and Annuity Insurance Company ("HLAI"); obligations related to retirement and institutional investment products will be generally funded by HLIC.

The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to $1.1 billion in qualifying assets to secure FHLBB advances for 2017. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of September 30, 2017, HLIC had no advances outstanding under the FHLBB facility.

Contractholder Obligations
As of September 30, 2017
Total Contractholder obligations	$159,491
Less: Separate account assets [1]	115,626
General account contractholder obligations	$43,865
Composition of General Account Contractholder Obligations
Contracts without a surrender provision and/or fixed payout dates [2]	$18,650
Fixed MVA annuities [3]	4,798
Other [4]	20,417
General account contractholder obligations	$43,865

[1]
In the event customers elect to surrender separate account assets, the Company will use the proceeds from the sale of the assets to fund the surrender, and the Company’s liquidity position will not be impacted. In many instances the Company will receive a percentage of the surrender amount as compensation for early surrender (surrender charge), increasing the Company’s liquidity position. In addition, a surrender of variable annuity separate account or general account assets (see the following) will decrease the Company’s obligation for payments on guaranteed living and death benefits.

[2]	Relates to contracts such as payout annuities, institutional notes, term life, group benefit contracts, or death and living benefit reserves, which cannot be surrendered for cash.

[3]
Relates to annuities that are recorded in the general account under U.S. GAAP as the contractholders are subject to the Company's credit risk, although these annuities are held in a statutory separate account. In the statutory separate account, the Company is required to maintain invested assets with a fair value greater than or equal to the MVA surrender value of the Fixed MVA contract. In the event assets decline in value at a greater rate than the MVA surrender value of the Fixed MVA contract, the Company is required to contribute additional capital to the statutory separate account. The Company will fund these required contributions with operating cash flows or short-term investments. In the event that operating cash flows or short-term investments are not sufficient to fund required contributions, the Company may have to sell other invested assets at a loss, potentially resulting in a decrease in statutory surplus. As the fair value of invested assets in the statutory separate account are at least equal to the MVA surrender value of the Fixed MVA contract, surrender of Fixed MVA annuities will have an insignificant impact on the liquidity requirements of the Company.

[4]
Surrenders of, or policy loans taken from, as applicable, these general account liabilities, which include the general account option for individual variable annuities and the variable life contracts of the former Individual Life business, the general account option for annuities of the former Retirement Plans business and universal life contracts sold by the former Individual Life business, may be funded through operating cash flows of the Company, available short-term investments, or the Company may be required to sell fixed maturity investments to fund the surrender payment. Sales of fixed maturity investments could result in the recognition of significant realized losses and insufficient proceeds to fully fund the surrender amount. In this circumstance, the Company may need to take other actions, including enforcing certain contract provisions which could restrict surrenders and/or slow or defer payouts. The Company has ceded reinsurance in connection with the sales of its Retirement Plans and Individual Life businesses to MassMutual and Prudential, respectively. The reinsurance transactions do not extinguish the Company's primary liability on the insurance policies issued under these businesses.

Off-Balance Sheet Arrangements and Aggregate Contractual Obligations
There have been no material changes to the Company’s off-balance sheet arrangements and aggregate contractual obligations since the filing of the Company’s 2016 Form 10-K Annual Report.

Dividends
Dividends to the Company from its insurance subsidiaries are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company.
In 2017, the Company is permitted to pay up to a maximum of $1 billion in dividends and the Company’s subsidiaries are permitted to pay up to a maximum of approximately $345 in dividends without prior approval from the applicable insurance commissioner. However, to meet the liquidity needed to pay dividends up to the HFSG Holding Company, the Company may require receiving regulatory approval for extraordinary dividends from HLAI. During the first nine months of 2017, HLAI paid dividends of $450 to the Company which were subsequently paid as a dividend to the Company's parent, along with an additional $150. In October, 2017, HLAI received approval from the CTDOI to pay an extraordinary dividend to the Company of $550. Concurrent with that dividend approval, the Company received approval from the CTDOI to pay a dividend of $800 in the form of a return of capital. The dividends will be paid prior to the closing of HLA's pending acquisition of Aetna's group life and disability business. For more information on the Aetna transaction see Note 11 - Subsequent Events of Notes to Condensed Consolidated Financial Statements.
Cash Flows

	Nine Months Ended September 30,
	2017	2016
Net cash provided by operating activities	$612	$560
Net cash provided by investing activities	$266	$967
Net cash used for financing activities	$(1,193)	$(1,407)
Cash – end of period	$239	$426
Net cash provided by operating activities increased in 2017 as compared to 2016 primarily due higher net income and decreased reinsurance recoverables.
Net cash provided by investing activities in 2017 primarily relates to net proceeds from available-for-sale securities of $509, partially offset by net payments for derivatives of $98 and partnerships of $82. Net cash provided by investing activities in 2016 primarily relates to net proceeds from available-for-sale securities of $761 and net proceeds from partnerships of $221, partially offset by net payments for short-term investments of $195.
Net cash used for financing activities in 2017 relates to net payments for deposits, transfers and withdrawals for investments and universal life-type contracts of $914, offset by a net increase in securities loaned or sold under agreements to repurchase of $331. Net cash used for financing activities in 2016 relates to the return of capital to the parent of approximately $755 and net payments for deposits, transfers and withdrawals for investments and universal life-type contracts of $624.
Operating cash flows in both periods have been adequate to meet liquidity requirements.
Ratings
Ratings can have an impact the Company’s reinsurance and derivative contracts. There can be no assurance that the Company’s ratings will continue for any given period of time or that they will not be changed. In the event the Company’s ratings are downgraded, reinsurance contracts may be adversely impacted and the Company may be required to post additional collateral on certain derivative contracts.
On October 23, 2017, Moody’s Investor Service downgraded the IFS rating of Hartford Life Insurance Company and Hartford Life & Annuity Insurance Company to Baa3 from Baa2. The ratings outlook on these companies remains stable.

Insurance Financial Strength Ratings as of October 24, 2017
	A.M. Best	Standard & Poor’s	Moody’s
Hartford Life Insurance Company	A-	BBB+	Baa3
Hartford Life and Annuity Insurance Company	A-	BBB+	Baa3

These ratings are not a recommendation to buy or hold any of the Company’s securities and they may be revised or revoked at any time at the sole discretion of the rating organization.
The agencies consider many factors in determining the final rating of an insurance company. One consideration is the relative level of statutory capital and surplus (referred to collectively as "statutory capital") necessary to support the business written and is reported in accordance with accounting practices prescribed by the applicable state insurance department.
Statutory Capital
The Company’s aggregate statutory capital, as prepared in accordance with the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“US STAT”), was $4.1 billion as of September 30, 2017 and $4.4 billion as of December 31, 2016, respectively. The statutory capital amount as of December 31, 2016 is based on actual statutory filings with the applicable regulatory authorities. The statutory capital amount as of September 30, 2017, is an estimate, as the third quarter 2017 statutory filings have not yet been made.

IMPACT OF NEW ACCOUNTING STANDARDS
For a discussion of accounting standards, see Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements included in the Company’s 2016 Form 10-K Annual Report and Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Condensed Consolidated Financial Statements in this Form 10-Q.
Item 3. QUANTITATIVE AND QUALITATIVE DISCLOSURES ABOUT MARKET RISK
The information contained in the Financial Risk Management section of Management’s Discussion and Analysis of Financial Condition and Results of Operations of the Company’s 2016 Form 10-K Annual Report is incorporated herein by reference.
Item 4. CONTROLS AND PROCEDURES
Evaluation of Disclosure Controls and Procedures
The Company’s principal executive officer and its principal financial officer, based on their evaluation of the Company’s disclosure controls and procedures (as defined in Exchange Act Rule 13a-15(e)) have concluded that the Company’s disclosure controls and procedures are effective for the purposes set forth in the definition thereof in Exchange Act Rule 13a-15(e) as of September 30, 2017.
Changes in Internal Control Over Financial Reporting
There was no change in the Company’s internal control over financial reporting that occurred during the Company’s current fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Part II. OTHER INFORMATION
Item 1. LEGAL PROCEEDINGS
The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.
Item 1A. RISK FACTORS
Investing in the Company involves risk. In deciding whether to invest in the securities of the Company, you should carefully consider the risk factors disclosed in Item 1A of Part I of the Company's Annual Report on Form 10-K for the year ended December 31, 2016, any of which could have a significant or material adverse effect on the business, financial condition, operating results or liquidity of the Company. This information should be considered carefully together with the other information contained in this report and the other reports and materials filed by the Company with the SEC.
Item 6. EXHIBITS

See Exhibits Index on page	66

SIGNATURE
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
HARTFORD LIFE INSURANCE COMPANY

/s/ Peter F. Sannizzaro
Peter F. Sannizzaro Senior Vice President and Principal Accounting Officer (Principal Financial Officer and duly authorized signatory)
October 27, 2017

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
FORM 10-Q
FOR THE QUARTER ENDED SEPTEMBER 30, 2017
EXHIBITS INDEX

Exhibit No.

3.01
Restated Certificate of Incorporation of Hartford Life Insurance Company (the “Company”), effective April 2, 1982, as amended by Amendment No. 1, effective August 3, 1984, as amended by Amendment No. 2 effective December 31, 1996, as amended by Amendment No. 3, effective July 25, 2000 (incorporated herein by reference to Exhibit 3.01 to the Company’s Form 10-K for the fiscal year ended December 31, 2004)

3.02
Amended and Restated By-Laws of Hartford Life Insurance Company, effective March 15, 2013, (incorporated herein by reference to Exhibit 3.01 to the Company’s Form 10-Q for the quarterly period ended March 31, 2013)

12.01	Computation of Ratio of Earnings to Fixed Charges **

15.01	Deloitte & Touche LLP Letter of Awareness **

31.01	Certification of Brion S. Johnson pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 **

31.02	Certification of Peter F. Sannizzaro pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 **

32.01	Certification of Brion S. Johnson pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 **

32.02	Certification of Peter F. Sannizzaro pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 **

101.INS	XBRL Instance Document **

101.SCH	XBRL Taxonomy Extension Schema **

101.CAL	XBRL Taxonomy Extension Calculation Linkbase **

101.DEF	XBRL Taxonomy Extension Definition Linkbase **

101.LAB	XBRL Taxonomy Extension Label Linkbase **

101.PRE	XBRL Taxonomy Extension Presentation Linkbase **
**Filed with the Securities and Exchange Commission as an Exhibit to this report.

Exhibit 31.01
HARTFORD LIFE INSURANCE COMPANY
CERTIFICATION PURSUANT TO
18 U.S.C. SECTION 1350
AS ENACTED BY SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, Brion S. Johnson, certify that:
1. I have reviewed this Quarterly Report on Form 10-Q of Hartford Life Insurance Company;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) and internal controls over financial reporting (as defined in Exchange Act Rules 13a-15(f) and 15d-15(f)) for the registrant and have:
a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and
d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter (the registrant’s fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officers and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and
b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	October 27, 2017

By:	/s/ Brion S. Johnson
Brion S. Johnson
President

Exhibit 12.01

HARTFORD LIFE INSURANCE COMPANY

COMPUTATION OF RATIO OF EARNINGS TO FIXED CHARGES

(In millions)

	Nine Months Ended September, 30	Years Ended December 31,
	2017	2016	2015	2014	2013
EARNINGS:
Total earnings, before interest credited to contractholders	$302	$356	$530	$861	$561
Interest credited to contractholders [1]	478	631	682	725	952
Total earnings	$780	$987	$1,212	$1,586	$1,513

FIXED CHARGES:
Total fixed charges, before interest credited to contractholders	$—	$—	$—	$—	$—
Interest credited to contractholders [1]	478	631	682	725	952
Total fixed charges	$478	$631	$682	$725	$952
RATIOS:
Total earnings to total fixed charges [2]	1.6	1.6	1.8	2.2	1.6
[1] Interest credited to contractholders includes interest credited on general account assets and interest credited on consumer notes.
[2] Ratios of less than one-to-one are presented as “NM” or not meaningful.

Exhibit 15.01

October 27, 2017
Hartford Life Insurance Company
One Hartford Plaza
Hartford, Connecticut

We have reviewed, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the unaudited interim financial information of Hartford Life Insurance Company and subsidiaries (the “Company”) for the periods ended September 30, 2017, and 2016, as indicated in our report dated October 27, 2017; because we did not perform an audit, we expressed no opinion on that information.

We are aware that our report referred to above, which is included in the Company’s Quarterly Report on Form 10-Q for the quarter ended September 30, 2017, is incorporated by reference in Registration Statement Nos. 333-214334, 333-214335, 333-214336, 333-214337, 333-214338 and 333-214339 on Form S-3.

We also are aware that the aforementioned report, pursuant to Rule 436(c) under the Securities Act of 1933, is not considered a part of the Registration Statement prepared or certified by an accountant or a report prepared or certified by an accountant within the meaning of Sections 7 and 11 of that Act.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut

Exhibit 31.02
HARTFORD LIFE INSURANCE COMPANY
CERTIFICATION PURSUANT TO
18 U.S.C. SECTION 1350
AS ENACTED BY SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002
I, Peter F. Sannizzaro, certify that:
1. I have reviewed this Quarterly Report on Form 10-Q of Hartford Life Insurance Company;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) and internal controls over financial reporting (as defined in Exchange Act Rules 13a-15(f) and 15d-15(f)) for the registrant and have:
a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and
d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter (the registrant’s fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officers and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize and report financial information; and
b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	October 27, 2017

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
Senior Vice President and Principal Accounting Officer

Exhibit 32.01
CERTIFICATION PURSUANT TO
18 U.S.C. SECTION 1350
AS ENACTED BY SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002
In connection with the Quarterly Report on Form 10-Q for the period ended September 30, 2017 of Hartford Life Insurance Company (the “Company”), filed with the Securities and Exchange Commission on the date hereof (the “Report”), the undersigned hereby certifies, pursuant to 18 U.S.C. section 1350 as enacted by section 906 of the Sarbanes-Oxley Act of 2002, that:

1)	The Report fully complies with the requirements of section 13(a) or section 15(d) of the Securities Exchange Act of 1934; and

2)	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

/s/ Brion S. Johnson
Brion S. Johnson
President
Date:	October 27, 2017

Exhibit 32.02
CERTIFICATION PURSUANT TO
18 U.S.C. SECTION 1350
AS ENACTED BY SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002
In connection with the Quarterly Report on Form 10-Q for the period ended September 30, 2017 of Hartford Life Insurance Company (the “Company”), filed with the Securities and Exchange Commission on the date hereof (the “Report”), the undersigned hereby certifies, pursuant to 18 U.S.C. section 1350 as enacted by section 906 of the Sarbanes-Oxley Act of 2002, that:

1)	The Report fully complies with the requirements of section 13(a) or section 15(d) of the Securities Exchange Act of 1934; and

2)	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Company.

/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
Senior Vice President and Principal Accounting Officer
Date:	October 27, 2017

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)
2016 year end financial statements, and Form 8-K filed on December 4, 2017, are incorporated in Part B of this Post-Effective Amendment No. 14, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-176149), as filed on April 20, 2017. Unaudited Financial Statements as of and for the nine months ended September 30, 2017 are included in Part B of the registration statement.

(b)	(1)	Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.(2)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract.(3)
	(4)	(b) Liquidity Rider(4)
	(4)	(b) Standard Death Benefit Rider II(4)
	(4)	(d) Return of Premium Death Benefit Rider V(4)
	(4)	(e) Maximum Anniversary Value Death Benefit Rider V(4)
	(4)	(f) Enhanced Return of Premium Death Benefit Rider(4)
	(4)	(g) Guaranteed Minimum Withdrawal Benefit Rider II-2 (Single Life)(4)
	(4)	(h) Guaranteed Minimum Withdrawal Benefit Rider II-2 (Joint Life Spousal) (4)
	(4)	(i) Guaranteed Minimum Withdrawal Benefit Plus Rider II-2 (Single Life)(4)
	(4)	(j) Guaranteed Minimum Withdrawal Benefit Plus Rider II-2 (Joint Life/Spousal)(4)
	(4)	(k) Personal Pension Account Annuity Rider(4)
Personal Pension Account Annuity Rider Endorsement(4)
	(4)	(l) Guaranteed Minimum Accumulation Benefit Plus Rider II(4)
	(5)	Form of Application.(3)
	(6)	(a) Articles of Incorporation of Hartford.(2
	(6)	(b) Amended and Restated Bylaws of Hartford.(7)
	(7)	Reinsurance Agreement dated April 25, 2012.(5)
	(8)	Fund Participation Agreements and Amendments
(a) AllianceBernstein Variable Products Series Fund, Inc.(4)
(b) American Century Investments(4)
(c) American Funds Insurance Series(4)
(d) BlackRock(4)
(e) Fidelity Investments(4)
(f) Franklin Templeton Investments(4)
(g) Hartford HLS Funds(4)
(h) Invesco(4)
(i) Lord Abbett & Co., LLC(4)
(j) MFS Variable Insurance Trust(4)
(k) PIMCO(4)
(l) Putnam Investments, LLC(4)
(m) Wells Fargo Funds Management, LLC(4)

(n) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)

(o) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
(p) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
(q) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
(r) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(6)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to the Initial filing to the Registration Statement File No. 333-148564 filed on January 9, 2008.

(2)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564 filed on February 9, 2009.

(3)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-181234, filed on July 2, 2012.

(4)	Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-176149, filed on April 23, 2012.

(5)	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement File No. 333-176150 filed on May 8, 2012.

(6)	Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement File No. 333-148564, filed on May 3, 2010.

(7)	Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas E. Bartell	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Kathleen M. Bromage	Senior Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
Christopher J. Dagnault (1)	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director
Diane Krajewski	Vice President
David R. Kryzanski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director
Robert W. Paiano	Executive Vice President, Director
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

The Separate Accounts of Hartford Life Insurance Company (“HLIC”) and Hartford Life and Annuity Insurance Company (HLAIC) are the listed Registrants.  The Registrants do not control nor own any legal entities.  The Depositors, HLIC and HLAIC, are wholly-owned subsidiaries of the Hartford Financial Services Group, Inc.,(“HFSG”) a publicly held company registered with the U.S. Securities and Exchange Commission.  Entities that are under common control with the Depositors are listed below, along with entities that are owned or controlled by the Depositors. HSFG serves as the ultimate parent of the entities listed below.

The Hartford Financial Services Group, Inc. (Delaware) (1)
MPC Resolution Company LLC (Delaware)
Heritage Holdings, Inc. (Connecticut) (1)
Heritage Reinsurance Company, Ltd. (Bermuda)
First State Insurance Company (Connecticut)
New England Insurance Company (Connecticut)
New England Reinsurance Corporation (Connecticut)
Hartford Fire Insurance Company (Connecticut)
Cervus Claim Solutions, LLC (Delaware)
Hartford Insurance Company of Illinois (Illinois)
Hartford Underwriters General Agency, Inc. (Texas)
Hartford of Texas General Agency, Inc. (Texas)
Twin City Fire Insurance Company (Indiana)
Hartford Integrated Technologies, Inc. (Connecticut)
Access Coveragecorp, Inc. (North Carolina)
Access Coveragecorp Technologies, Inc. (North Carolina)
1st Agchoice, Inc. (South Dakota)
Business Management Group, Inc. (Connecticut)
Nutmeg Insurance Agency, Inc. (Connecticut)
*Hartford Lloyds Corporation (Texas)
HRA Brokerage Services, Inc. (Connecticut)
Hartford Accident and Indemnity Company (Connecticut)
Hartford Casualty Insurance Company (Indiana)
Hartford Underwriters Insurance Company (Connecticut)
Hartford Fire General Agency, Inc. (Texas)
Hartford Casualty General Agency, Inc. (Texas)
**Hartford Lloyd’s Insurance Company (Texas)
Northern Homelands Company (Minnesota)
Maxum Indemnity Company (Connecticut)
Maxum Casualty Insurance Company (Connecticut)
Maxum Specialty Services Corporation (Georgia)
Trumbull Insurance Company (Connecticut)
Hartford Specialty Insurance Services of Texas, LLC (Texas)
Horizon Management Group, L.L.C. (Delaware)
Property & Casualty Insurance Company of Hartford (Indiana)
Sentinel Insurance Company, Ltd. (Connecticut)
Pacific Insurance Company, Limited (Connecticut)
Hartford Insurance Company of the Southeast (Connecticut)
Hartford Insurance Company of the Midwest (Indiana)
Hartford Strategic Investments, LLC (Delaware)
FTC Resolution Company, LLC (Delaware) (1)
Hartford Investment Management Company (Delaware) (2)
New Ocean Insurance Co., Ltd. (Bermuda)
Hartford Holdings, Inc. (Delaware) (1) (4)
Hartford Life, Inc. (Delaware) (1)
Hartford Funds Management Group, Inc. (Delaware) (1)
Hartford Administrative Services Company (Minnesota)
Hartford Funds Management Company, LLC (Delaware) (2)
Lattice Strategies LLC (Delaware)
HL Investment Advisors, LLC (Connecticut)
Hartford Funds Distributors, LLC (Delaware) (3)
Hartford Life and Accident Insurance Company (Connecticut)
Hartford Group Benefits Holding Company (Delaware) (1)
Hartford Life, Ltd. (Bermuda)
Fountain Investors III, LLC (Delaware) (5)
Fountain Investors IV, LLC (Delaware) (5)
FP R, LLC (Delaware) (5)
Hartford Life Private Placement, LLC (Delaware)
Hartford Life Insurance Company (Connecticut)
Hartford Life International Holding Company (Connecticut) (1)
American Maturity Life Insurance Company (Connecticut)
Hartford International Life Reassurance Corporation (Connecticut)

*Hartford Lloyd’s Corporation is the Attorney-In-Fact for Hartford Lloyd’s Insurance Company.
**Hartford Lloyd’s Insurance Company is an association of underwriters authorized to offer commercial and personal lines insurance products in Texas only. Hartford Lloyd’s Insurance Company acts by and through its Attorney-In-Fact as a Lloyd’s plan insurer.

Hartford Life and Annuity Insurance Company (Connecticut)
Hartford Financial Services, LLC (Delaware) (1)
HIMCO Distribution Services Company (Connecticut) (3)
Hartford Securities Distribution Company, Inc. (Connecticut) (3)
Hartford-Comprehensive Employee Benefit Service Company (Connecticut)
The Hartford International Asset Management Company Limited (Ireland)
Fountain Investors I, LLC (Delaware) (5)
Fountain Investors II, LLC (Delaware) (5)
Lanidex Class B, LLC (Delaware) (5)
Lanidex R, LLC (Delaware) (5)
Nutmeg Insurance Company (Connecticut)
Trumbull Flood Management, LLC (Connecticut)
Hartford Residual Market, L.L.C. (Connecticut)
Hart Re Group, L.L.C. (Connecticut) (1)
Fencourt Reinsurance Company, Ltd. (Bermuda)
HLA, LLC (Connecticut)
Hartford Management, Ltd. (Bermuda) (1)
Hartford Insurance, Ltd. (Bermuda)

**Ownership is 100% unless otherwise noted.

Endnotes:

(1)	Holding Company

(2)	Investment Advisor

(3)	Broker/Dealer

(4)
Hartford Fire Insurance Company owns 100% of the issued and outstanding Preferred Stock of Hartford Holdings, Inc. The Hartford Financial Services Group, Inc. is the owner of 100% of the issued and outstanding common shares of Hartford Holdings, Inc.

(5)	Special Purpose Entity

ITEM 27. NUMBER OF CONTRACT OWNERS

As of December 31, 2017, there were 37,724 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - DC Variable Account I
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two

Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life Insurance Company - Separate Account VLI
Hartford Life Insurance Company - Separate Account VLII
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Hartford Life and Annuity Insurance Company - Separate Account VLI
Hartford Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Michael Chesman	Senior Vice President, Director of Taxes
Christopher J. Dagnault (1)	President, Chief Executive Officer, Director
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Kathleen E. Jorens	Vice President
Diane Krajewski	Director
Sabra R. Purtill	Treasurer
Robert Siracusa	Director
Mark M. Sosha	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on January 16, 2018.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chairman of the Board		Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chairman of the Board ,

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Executive Vice President, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer*	Date:	January 16, 2018

333-176149

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
(15)	Awareness Letter
(99)	Power of Attorney